                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                                                 Prospectus dated April 28, 2008

                         Wealthmark ML3 Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in WEALTHMARK ML3 flexible Purchase Payment deferred combination Fixed and Variable Annuity Contracts (singly, a "Contract" and collectively, the "Contracts") previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Wealthmark ML3 variable annuity contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:

JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
All Cap Core Trust
American Asset Allocation Trust
American Bond Trust
American Fundamental Holdings Trust
American Global Diversification Trust
American Global Growth Trust
American Global Small Capitalization Trust
American Growth Trust
American Growth-Income Trust
American High-Income Bond Trust
American International Trust
American New World Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Equity Trust
Equity-Income Trust
Financial Services Trust
Franklin Templeton Founding Allocation Trust
Fundamental Value Trust

JOHN HANCOCK TRUST
Global Allocation Trust
Global Bond Trust
Global Trust
Health Sciences Trust
High Income Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust
International Equity Index Trust B
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust
Mid Cap Intersection Trust
Mid Cap Stock Trust

JOHN HANCOCK TRUST
Money Market Trust B
Natural Resources Trust
Optimized All Cap Trust
Optimized Value Trust
Pacific Rim Trust
Real Estate Securities Trust
Science & Technology Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities
Small Cap Value
Small Company Value
Strategic Bond Trust
Total Bond Market Trust A
Total Return Trust
Total Stock Market Index Trust
U.S. Government Securities Trust
U.S. Large Cap Trust
Value Trust
DWS SCUDDER FUNDS
DWS Core Fixed Income VIP
DWS Equity 500 Index VIP

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9505
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505
(617) 663-3000 or           www.jhannuities.com
(800) 344-1029

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9506
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9506
(877) 391-3748 or           www.jhannuitiesnewyork.com
(800) 551-2078

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                                Table of Contents

I. GLOSSARY OF SPECIAL TERMS .............................................     1
II. OVERVIEW .............................................................     4
III. FEE TABLES ..........................................................     8
   EXAMPLES ..............................................................    10
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE
   PORTFOLIOS ............................................................    17
   THE COMPANIES .........................................................    17
   THE SEPARATE ACCOUNTS .................................................    18
   THE PORTFOLIOS ........................................................    18
      Portfolio Expenses .................................................    19
      Funds-of-Funds and Master Feeder Funds .............................    19
      Portfolio Investment Objectives and Strategies .....................    19
   VOTING INTEREST .......................................................    27
V. DESCRIPTION OF THE CONTRACT ...........................................    28
   ELIGIBLE PLANS ........................................................    28
   ELIGIBLE GROUPS .......................................................    28
   ACCUMULATION PERIOD PROVISIONS ........................................    28
      Purchase Payments ..................................................    28
      Accumulation Units .................................................    29
      Value of Accumulation Units ........................................    29
      Net Investment Factor ..............................................    29
      Transfers Among Investment Options .................................    30
      Maximum Number of Investment Options ...............................    31
      Telephone and Electronic Transactions ..............................    31
      Special Transfer Services-Dollar Cost Averaging Program ............    31
      Special Transfer Services - Asset Rebalancing Program ..............    32
      Withdrawals ........................................................    32
      Special Withdrawal Services - The Income Plan ......................    33
      Optional Guaranteed Minimum Withdrawal Benefits ....................    33
      Death Benefit During Accumulation Period ...........................    33
      Optional Enhanced Death Benefits ...................................    35
   PAY-OUT PERIOD PROVISIONS .............................................    35
      General ............................................................    35
      Annuity Options ....................................................    36
      Determination of Amount of the First Variable Annuity Payment ......    39
      Annuity Units and the Determination of Subsequent Variable Annuity
         Payments ........................................................    39
      Transfers During Pay-out Period ....................................    39
      Death Benefit During Pay-out Period ................................    39
      Optional Guaranteed Minimum Income Benefits ........................    40
   OTHER CONTRACT PROVISIONS .............................................    40
      Right to Review ....................................................    40
      Ownership ..........................................................    40
      Annuitant ..........................................................    41
      Beneficiary ........................................................    41
      Modification .......................................................    41
      Our Approval .......................................................    41
      Misstatement and Proof of Age, Sex or Survival .....................    41
   FIXED INVESTMENT OPTIONS ..............................................    41
VI. CHARGES AND DEDUCTIONS ...............................................    43
   WITHDRAWAL CHARGES ....................................................    43
   ASSET-BASED CHARGES ...................................................    44
      Daily Administration Fee ...........................................    44
      Distribution Fee ...................................................    44
      Mortality and Expense Risks Fee ....................................    44
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS ....................    44
   PREMIUM TAXES .........................................................    45
VII. FEDERAL TAX MATTERS .................................................    46
   INTRODUCTION ..........................................................    46
   OUR TAX STATUS ........................................................    46
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ..........................    46
   CHARITABLE REMAINDER TRUSTS ...........................................    46
   NON-QUALIFIED CONTRACTS ...............................................    47
      Undistributed Gains ................................................    47
      Taxation of Annuity Payments .......................................    47
      Surrenders, Withdrawals and Death Benefits .........................    47
      Taxation of Death Benefit Proceeds .................................    47
      Penalty Tax on Premature Distributions .............................    48
      Puerto Rico Non-Qualified Contracts ................................    48
      Diversification Requirements .......................................    48
   QUALIFIED CONTRACTS ...................................................    49
      Penalty Tax on Premature Distributions .............................    50
      Rollovers and Transfers ............................................    50
      Loans ..............................................................    51
      Puerto Rico Contracts Issued to Fund
      Retirement Plans ...................................................    52
   SEE YOUR OWN TAX ADVISOR ..............................................    52
VIII. GENERAL MATTERS ....................................................    53
   ASSET ALLOCATION SERVICES .............................................    53
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ..............    53
   DISTRIBUTION OF CONTRACTS .............................................    53
      Standard Compensation ..............................................    54
      Revenue Sharing and Additional Compensation ........................    54
      Differential Compensation ..........................................    54
   CONFIRMATION STATEMENTS ...............................................    55
   REINSURANCE ARRANGEMENTS ..............................................    55
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .................   A-1
APPENDIX B: QUALIFIED PLAN TYPES ........................................    B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS .............................   C-1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS ..............   D-1
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS ..................   E-1
APPENDIX F: ADDITIONAL AVAILABILITY OF GUARANTEED MINIMUM WITHDRAWAL
   BENEFIT RIDERS ........................................................   F-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ...............................   U-1

We provide additional information about the Contracts and the Separate Accounts, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

Statement of Additional Information
Table of Contents

General Information and History ..........................................     1
Accumulation Unit Value Tables ...........................................     1
Services .................................................................     1
   Independent Registered Public Accounting Firm .........................     1
   Servicing Agent .......................................................     1
   Principal Underwriter .................................................     1
   Special Compensation and Reimbursement Arrangements ...................     2
Legal and Regulatory Matters .............................................     4
Appendix A: Audited Financial Statements .................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents

General Information and History ..........................................     1
Accumulation Unit Value Tables ...........................................     1
Services .................................................................     1
   Independent Registered Public Accounting Firm .........................     1
   Servicing Agent .......................................................     1
   Principal Underwriter .................................................     1
   Special Compensation and Reimbursement Arrangements ...................     2
Legal and Regulatory Matters .............................................     4
Appendix A: Audited Financial Statements .................................   A-1

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                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 ACT: The Investment Company Act of 1940, as amended.

ACCUMULATION PERIOD: The period between the issue date of the Contract and the Annuity Commencement Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at the street address of the Service Center, 164 Corporate Drive, Portsmouth, NH 03801-6805.

ANNUITY COMMENCEMENT DATE: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date prior to the Maturity Date.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading of the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY:  John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity Contract offered by this Prospectus. If you purchased this annuity under a group Contract, a "Contract" means the certificate issued to you under the group Contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

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GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate
Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity payments to you following the Annuity Commencement Date.

PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RESET: A reduction of the Benefit Base if you take Excess Withdrawals (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

STEP-UP: An increase in the Benefit Base and Lifetime Income Amount on certain Contract Anniversary dates when your Contract Value exceeds the previous Benefit Base (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").

STEP-UP DATE: The date on which we determine whether a Step-up could occur.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Portfolio.

UNLIQUIDATED PURCHASE PAYMENTS: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of earnings that have been taken to date.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

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VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Portfolio.

WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. "Deferred" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group Contract.

We no longer offer the Contracts described in this Prospectus for sale; however, you may make additional Purchase Payments as permitted under your Contract.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers access to diversified money managers, a death benefit, and an optional death benefit, an optional guaranteed minimum withdrawal benefit, annuity payments and tax-deferred treatment of earnings.

In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out.

We will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period."

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Annuity Commencement Date. You select the Maturity Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in "V. Description of the Contract - Pay-Out Provisions."

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments will be allocated to Investment Options. You may transfer among the investment options and take withdrawals. Later, beginning on the Annuity Commencement Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to pay at least $10,000 for the initial Purchase Payment. Each Additional Purchase Payment must be at least $30. Generally, you may make Additional Purchase Payments at any time.

If a Purchase Payment would cause your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the Purchase Payment.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Options you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date, or if you surrender your Contract, in its entirety, for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio Prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct
- see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your broker-dealer.

FIXED INVESTMENT OPTIONS. Currently, we do not make Fixed Investment Options available, other than the DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Portfolio to increased Portfolio transaction costs (affecting the value of the shares) and/or disruption to the corresponding Portfolio manager's ability to effectively manage such corresponding Portfolio, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

HOW DO I ACCESS MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased:

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits

     -    Annual Step-up Death Benefit.

     -    Enhanced Earnings Death Benefit - not offered in New York or
          Washington;

     - Accelerated Beneficiary Protection Death Benefit - not offered in New York or Washington.

Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

     -    Principal Plus (formerly known as "Guaranteed Principal Plus");

     - Principal Plus for Life (formerly known as "Guaranteed Principal Plus for Life").

     -    Income Plus for Life or Income Plus for Life - Joint Life;

     - Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

     -    Principal Returns.

IF YOU ELECTED TO PURCHASE ANY ONE OF THESE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THAT RIDER (SEE APPENDIX D). WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option. (We describe the currently available Investment Options for Contracts issued with any of the guaranteed minimum withdrawal benefit Riders in Appendix D.)

Appendix E: Optional Guaranteed Minimum Income Benefits

     -    Guaranteed Retirement Income Benefits - offered by John Hancock USA;

     -    Guaranteed Retirement Income Benefits - offered by John Hancock New
          York.

CAN I CHANGE MY OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

If you qualify, you may be eligible for our guaranteed minimum withdrawal benefit Rider exchange program. Please see Appendix F: "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" for details.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death benefit proceeds;

     -    periodic payments under one of our annuity payment options; and

     -    certain ownership changes.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     -    the nature of any Qualified Plan for which the Contract is being used;
          and

     -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

A 10% tax penalty applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN PURCHASES OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the "VII. Federal Tax Matters." We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you would have received a refund equal to the Contract Value (minus any unpaid loans) on the date of cancellation, and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the first page of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables

The following tables describe the fees and expenses that you paid when you purchased a Wealthmark ML3 Contract as well as the fees and expenses you will pay when buying, owning or surrendering a Wealthmark ML3 Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Portfolio Expenses" are more completely described in this Prospectus under "VI. Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the Portfolio prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Portfolio Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(1)

MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase Payments)(2)
   First Year                                   6%
   Second Year                                  5%
   Third Year                                   4%
   Thereafter                                   0%
TRANSFER FEE(3)
   Maximum Fee                                $25
   Current Fee                                $ 0

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (see "VI. Charges and Deductions - Premium Taxes").

(2) The charge is taken within the specified period of years measured from the date of payment.

(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES.

            PERIODIC FEES AND EXPENSES OTHER THAN PORTFOLIO EXPENSES

                                                                                     JOHN HANCOCK      JOHN HANCOCK
ANNUAL CONTRACT FEE                                                                    USA $ 0         NEW YORK $ 0
-----------------------                                                              -------------     -------------
ANNUAL SEPARATE ACCOUNT EXPENSES(1)
(as a percentage of average Contract Value)
Mortality and expense risks fee                                                            1.25%             1.25%
Distribution fee                                                                           0.25%             0.25%
Daily Administration fee- asset based                                                      0.15%             0.15%
                                                                                           ----         -----------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                                     1.65%             1.65%
   (With No optional Riders Reflected)
OPTIONAL BENEFITS
FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step-up Death Benefit Fee(2)                                               0.20%             0.20%
Optional Enhanced Earnings Death Benefit Benefit Fee                                       0.20%        not offered
                                                                                           ----         -----------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(3)                                                  2.05%             1.85%
   (With Annual Step-up Death Benefit and Enhanced  Earnings Death Benefit
   fee reflected, as applicable)
OTHER ACCOUNT FEES DEDUCTED FROM CONTRACT VALUE
FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Rider Fee
   (as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum Fee- Principal Plus for Life and Principal Plus(4)                              0.75%             0.75%
   Current Fee - Principal Plus for Life                                                   0.40%             0.40%
   Current Fee - Principal Plus                                                            0.30%             0.30%
   Maximum Fee - Income Plus for Life, Income Plus for Life- Joint Life (Not
       Available in New York), and Principal Plus for Life Plus Automatic
           Annual Step-up(5, 6)                                                            1.20%             1.20%
   Current Fee - Income Plus for Life                                                      0.60%             0.60%
   Current Fee - Income Plus for Life - Joint Life (Not available in New York)             0.60%        not offered
   Current Fee - Principal Plus for Life Plus Automatic Annual Step-up                     0.60%             0.60%
   Maximum Fee - Principal Returns(7)                                                      0.95%             0.95%
   Current Fee - Principal Returns                                                         0.50%             0.50%
Optional Guaranteed Minimum Income Benefit Rider Fee(8)
       Guaranteed Retirement Income Benefit II                                             0.45%             0.45%
       Guaranteed Retirement Income Benefit III                                            0.50%        not offered
Optional Accelerated Beneficiary Protection Death Benefit(9)                               0.50%        not offered
(as a percentage of Accelerated Beneficiary Protection Death Benefit)

(1)  A daily charge reflected as a percentage of the Variable Investment
     Options.

(2) The charge for the optional Annual Step-up Death Benefit is 0.05% of the value of the Variable Investment Options if you purchased the Rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005.

(3) Amount shown includes the Mortality and Expense Risks Fee, Daily Administration Fee as well as the optional Annual Step Death Benefit Fee, as applicable.

(4) The current charge is 0.40% for Principal Plus for Life and 0.30% for Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value. This is an annual charge applied as a percentage of the Adjusted Guaranteed Withdrawal Benefit Amount. The charge is deducted on an annual basis from the Contract Value.

(5) The current charge for the Income Plus for Life Rider and for the Income Plus for Life - Joint Life Rider is 0.60% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20 % if the Benefit Base is Stepped-up to equal the Contract Value.

(6) The current charge for the Principal Plus for Life Plus Automatic Annual Step-up Rider is 0.60% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.1.20% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

(7) The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

(8) Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix E for availability. This fee is deducted from Contract Value. This is an annual charge applied as a percentage of the Income Base.

(9) Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(1)             MINIMUM       MAXIMUM
--------------------------------------------             -------       -------
Range of expenses that are deducted from Portfolio
   assets, including management fees, Rule 12b-1 fees,
   and other expenses                                     0.25%         1.60%

EXAMPLES

The following examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity contracts. The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses. Examples 1 and 2 pertain to Wealthmark ML3 Contracts with optional benefit Riders and Example 3 pertains to Wealthmark ML3 Contracts without optional benefit Riders.

EXAMPLE 1. Maximum Portfolio operating expenses - Wealthmark Contract with optional Riders

WEALTHMARK ML3 CONTRACT WITH OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-up Death Benefit, Enhanced Earnings Death Benefit and Income Plus for Life optional benefit Riders and, for John Hancock New York Contracts, the Annual Step-up Death Benefit and Income Plus for Life Riders. The Income Plus for Life Rider was not available at issue of your contract, but you may be eligible to exchange a previously purchased optional guaranteed minimum withdrawal benefit rider for Income Plus for Life. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA ANNUAL STEP-UP DEATH BENEFIT, ENHANCED EARNINGS DEATH BENEFIT AND INCOME PLUS FOR LIFE

                                                         1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                         ------     -------     -------    --------
If you surrender the Contract at the end of
   the applicable time period:                           $1,043     $1,876       $2,557     $5,289
If you annuitize, or do not surrender the
   Contract at the end of the applicable time period:    $  496     $1,511       $2,557     $5,289

JOHN HANCOCK NEW YORK
ANNUAL STEP-UP DEATH BENEFIT AND INCOME PLUS FOR LIFE

                                                         1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                                         ------     -------    -------     --------
If you surrender the Contract at the end of
   the applicable time period:                            $1,025     $1,821     $2,466     $5,126
If you annuitize, or do not surrender the
   Contract at the end of the applicable time period:     $  476     $1,454     $2,466     $5,126

EXAMPLE 2. Maximum Portfolio operating expenses - Wealthmark ML3 Contract with optional benefit Riders

WEALTHMARK ML3 CONTRACT WITH OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-up Death Benefit, Enhanced Earnings Death Benefit and Principal Plus for Life optional Riders. For John Hancock New York, this example assumes that you invest in a Contract with the Annual Step-up Death Benefit and Principal Plus for Life Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
ANNUAL STEP-UP DEATH BENEFIT, ENHANCED EARNINGS DEATH BENEFIT AND
PRINCIPAL PLUS FOR LIFE

                                                        1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                        ------     -------    -------    ---------
If you surrender the Contract at the end of
   the applicable time period:                           $993       $1,723     $2,283      $4,689
If you annuitize, or do not surrender the
   Contract at the end of the applicable time period:    $446       $1,354     $2,283      $4,689

JOHN HANCOCK NEW YORK
ANNUAL STEP-UP DEATH BENEFIT AND PRINCIPAL PLUS FOR LIFE

                                                        1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                        ------     -------    -------    --------
If you surrender the Contract at the end of
   the applicable time period:                           $975       $1,668     $2,190      $4,521
If you annuitize, or do not surrender the
   Contract at the end of the applicable time period:    $426       $1,297     $2,190      $4,521

EXAMPLE 3. Maximum Portfolio operating expenses- Wealthmark ML3 Contract with previously offered optional benefit Riders:

WEALTHMARK ML3 CONTRACT WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-up Death Benefit, Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit rider. For John Hancock New York, this example assumes you invest in a Contract with the Annual Step-up Death Benefit and Guaranteed Retirement Income Benefit II Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
ANNUAL STEP-UP DEATH BENEFIT, ENHANCED EARNINGS DEATH BENEFIT AND
GUARANTEED RETIREMENT INCOME BENEFIT III

                                                        1 YEAR     3 YEARS     5 YEARS   10 YEARS
                                                        ------     -------     -------   --------
If you surrender the Contract at the end of
   the applicable time period:                           $967       $1,646     $2,152     $4,442
If you annuitize, or do not surrender the
   Contract at the end of the applicable time period:    $420       $1,275     $2,152     $4,442

JOHN HANCOCK NEW YORK
ANNUAL STEP-UP DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT II

                                                        1 YEAR     3 YEARS     5 YEARS   10 YEARS
                                                        ------     -------     -------   --------
If you surrender the Contract at the end of
   the applicable time period:                           $930       $1,536     $1,969      $4,116
If you annuitize, or do not surrender the
   Contract at the end of the applicable time period:    $380       $1,161     $1,969      $4,116

EXAMPLE 4. Minimum Portfolio operating expenses - Wealthmark ML3 Contract with no optional Riders:

WEALTHMARK ML3 CONTRACT WITH NO OPTIONAL BENEFIT RIDERS. The third example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK
NO OPTIONAL BENEFIT RIDERS

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                   $751      $994     $1,024    $2,213
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                       $193      $596     $1,024    $2,213

THE FOLLOWING TABLE DESCRIBES TO OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

See footnotes following tables.

                                                              ACQUIRED
                                                             FUND FEES       TOTAL       CONTRACTUAL       NET
                             MANAGEMENT   12B-1     OTHER       AND        OPERATING       EXPENSE      OPERATING
PORTFOLIO/SERIES                FEES       FEES   EXPENSES    EXPENSES   EXPENSES (1)   REIMBURSEMENT    EXPENSES
----------------             ----------   -----   --------   ---------   ------------   -------------   ---------
500 INDEX B(2)
Series NAV                      0.46%     0.00%     0.03%      0.00%         0.49%          0.24%         0.25%
ACTIVE BOND(3)
Series II                       0.60%     0.25%     0.03%      0.00%         0.88%          0.00%         0.88%
ALL CAP CORE(3)
Series II                       0.77%     0.25%     0.04%      0.00%         1.06%          0.00%         1.06%
AMERICAN FUNDAMENTAL
   HOLDINGS(4, 5)
Series II                       0.05%     0.75%     0.04%      0.40%         1.24%          0.05%         1.19%
AMERICAN GLOBAL
   DIVERSIFICATION(4, 5)
Series II                       0.05%     0.75%     0.04%      0.63%         1.47%          0.05%         1.42%
BLUE CHIP GROWTH(3, 6)
Series II                       0.81%     0.25%     0.02%      0.00%         1.08%          0.00%         1.08%
CAPITAL APPRECIATION(3)
Series II                       0.73%     0.25%     0.04%      0.00%         1.02%          0.00%         1.02%
CLASSIC VALUE(3)
Series II                       0.80%     0.25%     0.07%      0.00%         1.12%          0.00%         1.12%
CORE EQUITY(3)
Series II                       0.77%     0.25%     0.04%      0.00%         1.06%          0.00%         1.06%
EQUITY-INCOME(3, 6)
Series II                       0.81%     0.25%     0.03%      0.00%         1.09%          0.00%         1.09%
FINANCIAL SERVICES(3)
Series II                       0.81%     0.25%     0.05%      0.00%         1.11%          0.00%         1.11%
FRANKLIN TEMPLETON
   FOUNDING ALLOCATION(7)
Series II                       0.05%     0.25%     0.03%      0.86%         1.19%          0.05%         1.14%
FUNDAMENTAL VALUE(3)
Series II                       0.76%     0.25%     0.04%      0.00%         1.05%          0.00%         1.05%
GLOBAL(3, 8, 9, 10)
Series II                       0.81%     0.25%     0.11%      0.00%         1.17%          0.01%         1.16%
GLOBAL ALLOCATION(3)
Series II                       0.85%     0.25%     0.11%      0.05%         1.26%          0.00%         1.26%

                                                              ACQUIRED
                                                             FUND FEES       TOTAL       CONTRACTUAL       NET
                             MANAGEMENT   12B-1     OTHER       AND        OPERATING       EXPENSE      OPERATING
PORTFOLIO/SERIES                FEES       FEES   EXPENSES    EXPENSES   EXPENSES (1)   REIMBURSEMENT    EXPENSES
----------------             ----------   -----   --------   ---------   ------------   -------------   ---------
GLOBAL BOND(3)
Series II                       0.70%     0.25%     0.11%      0.00%         1.06%          0.00%         1.06%
HEALTH SCIENCES(3, 6)
Series II                       1.05%     0.25%     0.09%      0.00%         1.39%          0.00%         1.39%
HIGH INCOME(3)
Series II                       0.68%     0.25%     0.04%      0.00%         0.97%          0.00%         0.97%
HIGH YIELD(3)
Series II                       0.66%     0.25%     0.04%      0.00%         0.95%          0.00%         0.95%
INCOME & VALUE(3)
Series II                       0.80%     0.25%     0.06%      0.00%         1.11%          0.00%         1.11%
INDEX ALLOCATION(11)
Series II                       0.05%     0.25%     0.03%      0.53%         0.86%          0.06%         0.80%
INTERNATIONAL CORE(3)
Series II                       0.89%     0.25%     0.13%      0.00%         1.27%          0.00%         1.27%
INTERNATIONAL EQUITY
   INDEX B(2)
Series NAV                      0.53%     0.00%     0.04%      0.01%         0.58%          0.23%         0.35%
INTERNATIONAL
   OPPORTUNITIES(3)
Series II                       0.87%     0.25%     0.12%      0.00%         1.24%          0.00%         1.24%
INTERNATIONAL SMALL CAP(3)
Series II                       0.91%     0.25%     0.21%      0.00%         1.37%          0.00%         1.37%
INTERNATIONAL VALUE(3, 8)
Series NAV                      0.81%     0.00%     0.16%      0.00%         0.97%          0.02%         0.95%
INVESTMENT QUALITY BOND(3)
Series II                       0.59%     0.25%     0.07%      0.00%         0.91%          0.00%         0.91%
LIFESTYLE AGGRESSIVE
Series II                       0.04%     0.25%     0.02%      0.87%         1.18%          0.00%         1.18%
LIFESTYLE BALANCED
Series II                       0.04%     0.25%     0.02%      0.82%         1.13%          0.00%         1.13%
LIFESTYLE CONSERVATIVE
Series II                       0.04%     0.25%     0.02%      0.76%         1.07%          0.00%         1.07%
LIFESTYLE GROWTH
Series II                       0.04%     0.25%     0.02%      0.85%         1.16%          0.00%         1.16%
LIFESTYLE MODERATE
Series II                       0.04%     0.25%     0.02%      0.80%         1.11%          0.00%         1.11%
MID CAP INDEX(3,12)
Series II                       0.47%     0.25%     0.03%      0.00%         0.75%          0.01%         0.74%
MID CAP INTERSECTION(3)
Series II                       0.87%     0.25%     0.06%      0.00%         1.18%          0.00%         1.18%
MID CAP STOCK(3)
Series II                       0.84%     0.25%     0.05%      0.00%         1.14%          0.01%         1.13%
MONEY MARKET B(2)
Series NAV                      0.50%     0.00%     0.01%      0.00%         0.51%          0.23%         0.28%
NATURAL RESOURCES(3)
Series II                       1.00%     0.25%     0.08%      0.00%         1.33%          0.00%         1.33%
OPTIMIZED ALL CAP(3)
(formerly "Quantitative
   All Cap")
Series II                       0.71%     0.25%     0.04%      0.00%         1.00%          0.00%         1.00%

                                                              ACQUIRED
                                                             FUND FEES       TOTAL       CONTRACTUAL       NET
                             MANAGEMENT   12B-1     OTHER       AND        OPERATING       EXPENSE      OPERATING
PORTFOLIO/SERIES                FEES       FEES   EXPENSES    EXPENSES   EXPENSES (1)   REIMBURSEMENT    EXPENSES
----------------             ----------   -----   --------   ---------   ------------   -------------   ---------
OPTIMIZED VALUE(3)
(formerly "Quantitative
   Value")
Series II                       0.65%     0.25%     0.04%      0.00%         0.94%          0.00%         0.94%
PACIFIC RIM(3)
Series II                       0.80%     0.25%     0.27%      0.00%         1.32%          0.01%         1.31%
REAL ESTATE SECURITIES(3)
Series II                       0.70%     0.25%     0.03%      0.00%         0.98%          0.00%         0.98%
SCIENCE & TECHNOLOGY(3, 6)
Series II                       1.05%     0.25%     0.09%      0.00%         1.39%          0.00%         1.39%
SMALL CAP GROWTH(3)
Series II                       1.07%     0.25%     0.06%      0.00%         1.38%          0.01%         1.37%
SMALL CAP INDEX(3,12)
Series II                       0.48%     0.25%     0.03%      0.00%         0.76%          0.00%         0.76%
SMALL CAP OPPORTUNITIES(3)
Series II                       0.99%     0.25%     0.04%      0.00%         1.28%          0.00%         1.28%
SMALL CAP VALUE(3)
Series II                       1.06%     0.25%     0.05%      0.00%         1.36%          0.00%         1.36%
SMALL COMPANY VALUE(3, 6)
Series II                       1.02%     0.25%     0.04%      0.00%         1.31%          0.00%         1.31%
STRATEGIC BOND(3)
Series II                       0.67%     0.25%     0.07%      0.00%         0.99%          0.00%         0.99%
TOTAL BOND MARKET A(3, 12)
Series II                       0.47%     0.25%     0.04%      0.00%         0.76%          0.00%         0.76%
TOTAL RETURN(3, 9, 13)
Series II                       0.69%     0.25%     0.06%      0.00%         1.00%          0.00%         1.00%
TOTAL STOCK MARKET
   INDEX(3, 12)
Series II                       0.48%     0.25%     0.04%      0.00%         0.77%          0.01%         0.76%
U.S. GOVERNMENT
   SECURITIES(3)
Series II                       0.61%     0.25%     0.07%      0.00%         0.93%          0.00%         0.93%
U.S. LARGE CAP(3)
Series II                       0.82%     0.25%     0.03%      0.00%         1.10%          0.00%         1.10%
VALUE(3)
Series II                       0.74%     0.25%     0.04%      0.00%         1.03%          0.00%         1.03%
DWS VIT FUNDS:
DWS EQUITY 500 INDEX
   VIP (16, 17)                 0.19%     0.25%     0.12%        --          .056%          0.03%         0.53%
DWS VARIABLE SERIES II:
DWS CORE FIXED INCOME
   VIP(18, 19)                  0.49%     0.25%     0.17%      0.00%         0.91%          0.00%         0.91%

                                                   FEEDER FUND                                            MASTER FUND
                        ------------------------------------------------------------------  ---------------------------------------
                                                                                                                              TOTAL
                                                                                                                    TOTAL    MASTER
                                                                                                                   MASTER     FUND
                                                                                                                    FUND       AND
                                                                                                                     AND       NET
                                                         TOTAL     CONTRACTUAL      NET                            FEEDER    FEEDER
                        MANAGEMENT  12B-1    OTHER     OPERATING     EXPENSE     OPERATING  MANAGEMENT    OTHER     FUND      FUND
CLASS/TRUST                FEES      FEES  EXPENSES  EXPENSES(1)  REIMBURSEMENT   EXPENSES   FEES (14)  EXPENSES  EXPENSES  EXPENSES
-----------             ----------  -----  --------  -----------  -------------  ---------  ----------  --------  --------  --------
AMERICAN ASSET
   ALLOCATION(15)
Series II                  0.00%    0.75%    0.04%       0.79%        0.01%        0.78%       0.31%      0.01%     1.11%     1.10%
AMERICAN BOND(15)
Series II                  0.00%    0.75%    0.02%       0.77%        0.00%        0.77%       0.40%      0.01%     1.18%     1.18%

                                                   FEEDER FUND                                            MASTER FUND
                        ------------------------------------------------------------------  ---------------------------------------
                                                                                                                              TOTAL
                                                                                                                    TOTAL    MASTER
                                                                                                                   MASTER     FUND
                                                                                                                    FUND       AND
                                                                                                                     AND       NET
                                                         TOTAL     CONTRACTUAL      NET                            FEEDER    FEEDER
                        MANAGEMENT  12B-1    OTHER     OPERATING     EXPENSE     OPERATING  MANAGEMENT    OTHER     FUND      FUND
CLASS/TRUST                FEES      FEES  EXPENSES  EXPENSES(1)  REIMBURSEMENT   EXPENSES   FEES (14)  EXPENSES  EXPENSES  EXPENSES
-----------             ----------  -----  --------  -----------  -------------  ---------  ----------  --------  --------  --------
AMERICAN GLOBAL
   GROWTH(15)
Series II                  0.00%    0.75%    0.06%       0.81%        0.03%        0.78%       0.53%      0.02%     1.36%     1.33%
AMERICAN GLOBAL
   SMALL
   CAPITALIZATION(15)
Series II                  0.00%    0.75%    0.11%       0.86%        0.08%        0.78%       0.70%      0.03%     1.59%     1.51%
AMERICAN GROWTH
Series II                  0.00%    0.75%    0.02%       0.77%        0.00%        0.77%       0.32%      0.01%     1.10%     1.10%
AMERICAN GROWTH-INCOME
Series II                  0.00%    0.75%    0.02%       0.77%        0.00%        0.77%       0.26%      0.01%     1.04%     1.04%
AMERICAN HIGH- INCOME
   BOND(15)
Series II                  0.00%    0.75%    0.21%       0.96%        0.18%        0.78%       0.47%      0.01%     1.44%     1.26%
AMERICAN INTERNATIONAL
Series II                  0.00%    0.75%    0.02%       0.77%        0.00%        0.77%       0.49%      0.03%     1.29%     1.29%
AMERICAN NEW WORLD(15)
Series II                  0.00%    0.75%    0.13%       0.88%        0.10%        0.78%       0.76%      0.06%     1.70%     1.60%

FOOTNOTES TO EXPENSE TABLE:

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (each, an "Acquired Portfolio"). The Total Fund Annual Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Portfolio fees and expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

(2) JHT sells shares of these Portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Portfolio is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the rate of the Portfolio's Operating Expenses does not exceed its "Net Operating Expenses" as listed in the table above. A Portfolio's "Total Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Portfolio not incurred in the ordinary course of the Portfolio's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Portfolio will remain in effect until May 1, 2009 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

(3) Effective January 1, 2006, the Adviser has contractually agreed to waive its management fee for certain Portfolios of JHT or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. The Reimbursement will remain in effect until May 1, 2009.

(4) For Portfolios that have not started operations or have operations of less than six months as of December 31, 2007, expenses are based on estimates of expenses expected to be incurred over the next year.

(5) The management fee of 0.05% of average annual net assets is being waived until May 1, 2010.

(6) T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science & Technology Trust, and Small Company Value Trust. This waiver is based on the combined average daily net assets of these Portfolios and other JHT Portfolios and certain funds of John Hancock Funds II (collectively, the "T. Rowe Portfolios"). Based on the combined average daily net assets of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) as of November 1, 2006 is as follows: 0.00% for the First $750 million, 5.0% for the Next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Portfolio by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T. Rowe Price or the Adviser.

(7) The Adviser has contractually agreed to limit Portfolio expenses to 0.025% until May 1, 2010. Portfolio expenses include advisory fee and other operating expenses of the underlying Portfolio but exclude 12b-1fees, underlying Portfolio expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

(8) The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Portfolio does not exceed 0.45% of the Portfolio's average net assets. This advisory fee waiver will remain in place until May 1, 2010.

(9) The advisory fees rate shown reflects the new tier schedule that is currently in place.

(10) The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.15% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed the Expense Limit. "Expenses" means all the expenses of a class of a Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Fund.

(11) The Adviser has contractually agreed to reimburse Expenses of the Portfolio that exceed 0.02% of the average annual net assets of the Portfolio. Expenses include all expenses of the Portfolio except Rule 12b-1 fees, underlying Portfolio expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage fees, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010.

(12) The Adviser has agreed to reduce its advisory fee for a class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.05% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. These voluntary expense limitations may be terminated at any time.

(13) The "Other Expenses" reflect the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.

(14) Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds prospectus or annual report for further information.

(15) The Adviser has contractually limited other portfolio level expenses to 0.03% until May 1, 2010. Other portfolio level expenses consist of operating expenses of the portfolio, excluding advisor fees, Rule 12b-1 fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

(16) The "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different. Includes a 0.10% administrative services fee paid to the Advisor.

(17) Through April 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses so that the total operating expenses of the portfolio will not exceed 0.63% for Class B2 shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(18) The "Management Fee" is restated on an annualized basis to reflect approved fee changes taking effect on May 1, 2008.

(19) The "Other Expenses" are restated on an annualized basis to reflect approved fee changes taking effect on May 1, 2008. Includes a 0.10% administrative services fee paid to the Advisor.

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Account may be found in the Statements of Additional Information.

   IV. General Information about Us, the Separate Accounts and the Portfolios

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

AAA                 Extremely strong financial security
Standard & Poor's   characteristics; 1st category of 21

A++                 Superior companies have a very strong ability
A.M. Best           to meet their obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and
Fitch               contract obligations; 2nd category of 24

John Hancock USA has also received the following rating from Moody's:

Aa1                 Excellent in financial strength; 2nd
Moody's             category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Portfolio.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA Fixed Annuity Contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The

Manufacturers Life Insurance Company's continuing liability with respect to all Fixed Annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

     - the liability to pay contractual claims under the Contracts is assumed by another insurer; or

     - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

When you direct money into a DCA Fixed Investment Option, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account's assets (including the Portfolio's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the 1940 Act as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Portfolio of:

     -    John Hancock Trust; or

     - DWS Scudder Funds with respect to the "DWS Core Fixed Income VIP," and "DWS Equity 500 Index VIP."

THE PORTFOLIOS IN THE SEPARATE ACCOUNTS ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other Variable Annuity Contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE

PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNTS.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.50% of assets may be made by a Portfolio's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American Fund Portfolios" of the John Hancock Trust for the marketing support services it provides (see Distribution of Contracts in "VIII. General Matters"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

Funds-of-Funds and Master Feeder Funds

Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Portfolios ("JHT Funds of Funds") are "fund-of-funds" that invest in other underlying mutual funds. The Prospectuses for each of the JHT Funds of Funds contain a description of the underlying funds for the Portfolio, and associated investment risks.

Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International, and American New World Trusts ("JHT American Fund Portfolios") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Fund Portfolios operate as "feeder funds," which means that the each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund Portfolio totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Fund Portfolios.

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE PORTFOLIOS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER

SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

 John Hancock Investments Management Services, LLC is the investment advisor to the John Hancock Trust. We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider
      (see Appendix D :"Optional Guaranteed Minimum Withdrawal Benefits").

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust                    Seeks the balanced accomplishment of (a) conservation of
                                           principal and (b) long-term growth of capital and income.
                                           To do this, the Portfolio invests its assets in both
                                           equity and fixed income securities based on the expected
                                           returns of the portfolios.

   U.S. Large Cap Trust                    Seeks long-term growth of capital and income. To do this,
                                           the Portfolio invests at least 80% of its net assets in
                                           equity and equity-related securities of quality large-cap
                                           U.S. companies that will outperform their peers over
                                           time.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series) - ADVISER TO
MASTER FUND
   American Asset Allocation Trust         Seeks to provide high total return (including income and
                                           capital gains) consistent with preservation of capital
                                           over the long term. To do this, the Portfolio invests all
                                           of its assets in the master fund, Class 1 shares of the
                                           American Funds Insurance Series Asset Allocation Fund,
                                           which invests in a diversified portfolio of common stocks
                                           and other equity securities, bonds and other intermediate
                                           and long-term debt securities, and money market
                                           instruments.

   American Bond Trust                     Seeks to maximize current income and preserve capital. To
                                           do this, the Portfolio invests all of its assets in the
                                           master fund, Class 1 shares of the American Funds
                                           Insurance Series Bond Fund, which invests at least 80% of
                                           its assets in bonds, with at least 65% in
                                           investment-grade debt securities and up to 35% in lower
                                           rated fixed income securities.

   American Global Growth Trust            Seeks to make shareholders' investment grow over time. To
                                           do this, the Portfolio invests all of its assets in the
                                           master fund, Class 1 shares of the American Funds
                                           Insurance Series Global Growth Fund, which invests
                                           primarily in common stocks of companies located around
                                           the world.

   American Global Small Capitalization    Seeks to make the shareholders' investment grow over
                                           time. To do this, Trust the Portfolio invests all of its
                                           assets in the master fund, Class 1 shares of the American
                                           Funds Insurance Series Global Small Capitalization Fund,
                                           which invests primarily in stocks of smaller companies
                                           located around the world.

   American Growth Trust                   Seeks to make the shareholders' investment grow. To do
                                           this, the Portfolio invests all of its assets in the
                                           master fund, Class 1 shares of the American Funds
                                           Insurance Series Growth Fund, which invests primarily in
                                           common stocks of companies that appear to offer superior
                                           opportunities for growth of capital.

   American Growth-Income Trust            Seeks to make the shareholders' investments grow and to
                                           provide the shareholder with income over time. To do
                                           this, the Portfolio invests all of its assets in the
                                           master fund, Class 1 shares of the American Funds
                                           Insurance Series Growth-Income Fund, which invests
                                           primarily in common stocks or other securities that
                                           demonstrate the potential for appreciation and/or
                                           dividends.

                               JOHN HANCOCK TRUST

 John Hancock Investments Management Services, LLC is the investment advisor to the John Hancock Trust. We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider
      (see Appendix D :"Optional Guaranteed Minimum Withdrawal Benefits").

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series) - ADVISER TO
MASTER FUND
   American High-Income Bond Trust         Seeks to provide a high level of current income and,
                                           secondarily, capital appreciation. To do this, the
                                           Portfolio invests all of its assets in the master fund,
                                           Class 1 shares of the American Funds Insurance Series
                                           High-Income Bond Fund, which invests at least 65% of its
                                           assets in higher yielding and generally lower quality
                                           debt securities.

   American International Trust            Seeks to make the shareholders' investment grow. To do
                                           this, the Portfolio invests all of its assets in the
                                           master fund, Class 1 shares of the American Funds
                                           Insurance Series International Fund, which invests
                                           primarily in common stocks of companies located outside
                                           the United States.

   American New World Trust                Seeks to make the shareholders' investment grow over
                                           time. To do this, the Portfolio invests all of its assets
                                           in the master fund, Class 1 shares of the American Funds
                                           Insurance Series New World Fund, which invests primarily
                                           in stocks of companies with significant exposure to
                                           countries with developing economies and/or markets.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust                Seeks growth of capital. To do this, the Portfolio
                                           invests at least 80% of its net assets in companies that
                                           are principally engaged in financial services.

   Fundamental Value Trust                 Seeks growth of capital. To do this, the Portfolio
                                           invests primarily in common stocks of U.S. companies with
                                           durable business models that can be purchased at
                                           attractive valuations relative to their intrinsic value.

DECLARATION MANAGEMENT & RESEARCH LLC
   Active Bond Trust (1)                   Seeks income and capital appreciation. To do this, the
                                           Portfolio invests at least 80% of its net assets in a
                                           diversified mix of debt securities and instruments with
                                           maturity durations of approximately 4 to 6 years.

   Total Bond Market Trust A               Seeks to track the performance of the Lehman Brothers
   (formerly Bond Index Trust A)           Aggregate Bond Index (which represents the U.S.
                                           investment grade bond market). To do this, the Portfolio
                                           invests at least 80% of its net assets in securities
                                           listed in the Lehman Brothers Aggregate Bond Index.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
   All Cap Core Trust                      Seeks long-term growth of capital. To do this, the
                                           Portfolio invests in common stocks and other equity
                                           securities within all asset classes (small-, mid- and
                                           large-cap), which may be listed on securities exchanges,
                                           traded in various over the counter markets or have no
                                           organized markets. The Portfolio may also invest in U.S.
                                           Government securities.

   Real Estate Securities Trust(2)         Seeks to achieve a combination of long-term capital
                                           appreciation and current income. To do this, the
                                           Portfolio invests at least 80% of its net assets in
                                           equity securities of REITs and real estate companies.

FRANKLIN TEMPLETON INVESTMENTS CORP.
   International Small Cap Trust           Seeks long-term capital appreciation. To do this, the
                                           Portfolio invests at least 80% of its net assets in
                                           securities issued by foreign small-cap companies
                                           including in emerging markets.

                               JOHN HANCOCK TRUST

 John Hancock Investments Management Services, LLC is the investment advisor to the John Hancock Trust. We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider
      (see Appendix D :"Optional Guaranteed Minimum Withdrawal Benefits").

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust                Seeks high total return. To do this, the Portfolio
                                           invests at least 80% of its total assets in a diversified
                                           portfolio of equity investments from developed markets
                                           outside the U.S.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust              Seeks long-term growth of capital. To do this, the
                                           Portfolio invests at least 65% of its total assets in
                                           equity and equity-related securities of companies that
                                           are attractively valued and have above-average growth
                                           prospects.

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust                       Seeks long-term capital growth. To do this, the Portfolio
                                           invests at least 80% of its net assets in equity
                                           securities that offer the potential for capital growth by
                                           purchasing securities at large discounts relative to
                                           their intrinsic value.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust       Seeks long-term growth of capital. To do this, the
                                           Portfolio invests at least 65% of its total assets in
                                           common stocks of at least three different foreign
                                           companies of any size that are selected for their
                                           long-term growth potential.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust B                       Seeks to approximate the aggregate total return of a
                                           broad-based U.S. domestic equity market index. To do
                                           this, the Portfolio invests at least 80% of its net
                                           assets in the common stocks in the S&P 500(R) index and
                                           securities that as a group will behave in a manner
                                           similar to the index. (3)

   American Fundamental Holdings Trust     Seeks long term growth of capital. To do this, the
                                           Portfolio invests primarily in four funds of the American
                                           Funds Insurance Series: Bond Fund, Growth Fund,
                                           Growth-Income Fund, and International Fund. The Portfolio
                                           is permitted to invest in six other funds of the American
                                           Funds Insurance Series as well as other funds, investment
                                           companies, and other types of investments.

   American Global Diversification Trust   Seeks long term growth of capital. To do this, the
                                           Portfolio invests primarily in five funds of the American
                                           Funds Insurance Series: Bond Fund, Global Growth Fund,
                                           Global Small Capitalization Fund, High-Income Bond Fund,
                                           and New World Fund. The Portfolio is permitted to invest
                                           in five other funds of the American Funds Insurance
                                           Series as well as other funds, investment companies, and
                                           other types of investments.

   Franklin Templeton Founding             Seeks long-term growth of capital. To do this, the Fund
   Allocation Trust                        invests primarily in three underlying Portfolios: Global
                                           Trust, Income Trust and Mutual Shares Trust. The
                                           Portfolio is a fund of funds and is also authorized to
                                           invest in other underlying Portfolios and investment
                                           companies.

   Index Allocation Trust                  Seeks long term growth of capital. Current income is also
                                           a consideration. To do this, the Portfolio invests
                                           approximately 70% of its total assets in underlying
                                           Portfolios which invest primarily in equity securities
                                           and approximately 30% of its total assets in underlying
                                           Portfolios which invest primarily in fixed income
                                           securities.

                               JOHN HANCOCK TRUST

 John Hancock Investments Management Services, LLC is the investment advisor to the John Hancock Trust. We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider
      (see Appendix D :"Optional Guaranteed Minimum Withdrawal Benefits").

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED
   Lifestyle Aggressive Trust (4)          Seeks long-term growth of capital. Current income is not
                                           a consideration. To do this, the Portfolio invests 100%
                                           of its assets in underlying Portfolios which invest
                                           primarily in equity securities.

   Lifestyle Balanced Trust (4)            Seeks a balance between a high level of current income
                                           and growth of capital, with a greater emphasis on growth
                                           of capital. To do this, the Portfolio invests
                                           approximately 40% of its assets in underlying Portfolios
                                           which invest primarily in fixed income securities, and
                                           approximately 60% in underlying Portfolios which invest
                                           primarily in equity securities.

   Lifestyle Conservative Trust (4)        Seeks a high level of current income with some
                                           consideration given to growth of capital. To do this, the
                                           Portfolio invests approximately 80% of its assets in
                                           underlying Portfolios which invest primarily in fixed
                                           income securities, and approximately 20% in underlying
                                           Portfolios which invest primarily in equity securities.

   Lifestyle Growth Trust (4)              Seeks long-term growth of capital. Current income is also
                                           a consideration. To do this, the Portfolio invests
                                           approximately 20% of its assets in underlying Portfolios
                                           which invest primarily in fixed income securities, and
                                           approximately 80% in underlying Portfolios which invest
                                           primarily in equity securities.

   Lifestyle Moderate Trust (4)            Seeks a balance between a high level of current income
                                           and growth of capital, with a greater emphasis on income.
                                           To do this, the Portfolio invests approximately 60% of
                                           its assets in underlying Portfolios which invest
                                           primarily in fixed income securities, and approximately
                                           40% in underlying Portfolios which invest primarily in
                                           equity securities.

   Mid Cap Index Trust                     Seeks to approximate the aggregate total return of a mid
                                           cap U.S. domestic equity market index. To do this, the
                                           Portfolio invests at least 80% of its net assets in the
                                           common stocks in the S&P MidCap 400(R) index(5) and
                                           securities that as a group behave in a manner similar to
                                           the index.

   Money Market Trust B                    Seeks to obtain maximum current income consistent with
                                           preservation of principal and liquidity. To do this, the
                                           Portfolio invests in high quality, U.S. dollar
                                           denominated money market instruments.

   Pacific Rim Trust                       Seeks to achieve long-term growth of capital. To do this,
                                           the Portfolio invests at least 80% of its net assets in
                                           common stocks and equity-related securities of
                                           established, larger-capitalization non-U.S. companies
                                           located in the Pacific Rim region, including emerging
                                           markets that have attractive long-term prospects for
                                           growth of capital.

   Optimized All Cap Trust                 Seeks long-term growth of capital. To do this, the
   (formerly Quantitative All Cap Trust,   Portfolio invests at least 65% of its total assets in
   successor to Growth & Income Trust)     equity securities of large, mid and small-cap U.S.
                                           companies with strong industry position, leading market
                                           share, proven management and strong financials.

   Optimized Value Trust                   Seeks long-term capital appreciation. To do this, the
   (formerly Quantitative Value Trust)     Portfolio invests at least 65% of its total assets in
                                           equity securities of U.S. companies with the potential
                                           for long-term growth of capital.

                               JOHN HANCOCK TRUST

 John Hancock Investments Management Services, LLC is the investment advisor to the John Hancock Trust. We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider
      (see Appendix D :"Optional Guaranteed Minimum Withdrawal Benefits").

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED
   Small Cap Index Trust                   Seeks to approximate the aggregate total return of a
                                           small cap U.S. domestic equity market index. To do this,
                                           the Portfolio invests at least 80% of its net assets in
                                           the common stocks in the Russell 2000(R) Index(5) and
                                           securities that as a group behave in a manner similar to
                                           the index.

   Total Stock Market Index Trust          Seeks to approximate the aggregate total return of a
                                           broad-based U.S. domestic equity market index. To do
                                           this, the Portfolio invests at least 80% of its net
                                           assets in the common stocks in the Dow Jones Wilshire
                                           5000(R) Index6 and securities that as a group will behave
                                           in a manner similar to the index.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   High Income Trust                       Seeks high current income; capital appreciation is a
                                           secondary goal. To do this, the Portfolio invests at
                                           least 80% of its net assets in U.S. and foreign
                                           fixed-income securities that are rated BB/Ba or lower or
                                           are unrated equivalents.

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust           Seeks long-term capital appreciation. To do this, the
                                           Portfolio invests at least 80% of its net assets in
                                           equity securities of small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                       Seeks maximum total return, consistent with preservation
                                           of capital and prudent investment management. To do this,
                                           the Portfolio invests at least 80% of its net assets in
                                           fixed income instruments, futures contracts (including
                                           related options) with respect to such securities and
                                           options on such securities.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (CONTINUED)
   Total Return Trust                      Seeks maximum total return, consistent with preservation
                                           of capital and prudent investment management. To do this,
                                           the Portfolio invests at least 65% of its total assets in
                                           a diversified Portfolio of fixed income instruments of
                                           varying maturities, which may be represented by forwards
                                           or derivatives.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust                     Seeks long-term growth of capital. To do this, the
                                           Portfolio invests at least 80% of its assets in domestic
                                           equity securities of companies that are currently
                                           undervalued relative to the market, based on estimated
                                           future earnings and cash flow.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index Trust B      Seeks to track the performance of a broad-based equity
                                           index of foreign companies primarily in developed
                                           countries and, to a lesser extent, in emerging market
                                           countries. To do this, the Portfolio invests at least 80%
                                           of its assets in securities listed in the Morgan Stanley
                                           Capital International All Country World Excluding U.S.
                                           Index. (7)

T. ROWE PRICE ASSOCIATES, INC. AND RCM CAPITAL MANAGEMENT LLC.
   Science & Technology Trust              Seeks long-term growth of capital. Current income is
                                           incidental to the Portfolio's objective. To do this, the
                                           Portfolio invests at least 80% of its net assets in the
                                           common stocks of companies expected to benefit from the
                                           development, advancement, and/or use of science and
                                           technology.

                               JOHN HANCOCK TRUST

 John Hancock Investments Management Services, LLC is the investment advisor to the John Hancock Trust. We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider
      (see Appendix D :"Optional Guaranteed Minimum Withdrawal Benefits").

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust                  Seeks to provide long-term growth of capital. Current
   (successor to U.S. Global Leaders       income is a secondary objective. To do this, the
   Trust)                                  Portfolio invests at least 80% of its net assets in the
                                           common stocks of large and medium-sized blue chip growth
                                           companies that are well established in their industries.

   Capital Appreciation Value Trust        Seeks long-term capital appreciation. To do this, the
                                           Portfolio invests primarily in common stocks of
                                           established U.S. companies that have above-average
                                           potential for capital growth. Common stocks typically
                                           constitute at least 50% of the Portfolio's assets. The
                                           remaining assets are invested in other securities,
                                           including convertible securities, corporate and
                                           government debt, foreign securities, futures and options.

   Equity-Income Trust                     Seeks to provide substantial dividend income and also
                                           long-term capital appreciation. To do this, the Portfolio
                                           invests at least 80% of its net assets in equity
                                           securities, with 65% in common stocks of well-established
                                           companies paying above-average dividends.

   Health Sciences Trust                   Seeks long-term capital appreciation. To do this, the
                                           Portfolio invests at least 80% of its net assets in
                                           common stocks of companies engaged in the research,
                                           development, production, or distribution of products or
                                           services related to health care, medicine, or the life
                                           sciences.

   Small Company Value Trust               Seeks long-term growth of capital. To do this, the
                                           Portfolio invests at least 80% of its net assets in small
                                           companies whose common stocks are believed to be
                                           undervalued.

TEMPLETON GLOBAL ADVISORS LIMITED
   Global Trust                            Seeks long-term capital appreciation. To do this, the
                                           Portfolio invests primarily in the equity securities of
                                           companies located throughout the world, including
                                           emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Value Trust(8)            Seeks long-term growth of capital. To do this, the
                                           Portfolio invests at least 65% of its total assets in
                                           equity securities of companies located outside the U.S.,
                                           including in emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust                 Seeks total return, consisting of long-term capital
                                           appreciation and current income. To do this, the
                                           Portfolio invests in equity and fixed income securities
                                           of issuers located within and outside the U.S. based on
                                           prevailing market conditions.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT INC.)
   Value Trust                             Seeks to realize an above-average total return over a
                                           market cycle of three to five years, consistent with
                                           reasonable risk. To do this, the Portfolio invests at
                                           least 65% of its total assets in equity securities which
                                           are believed to be undervalued relative to the stock
                                           market in general.

                               JOHN HANCOCK TRUST

 John Hancock Investments Management Services, LLC is the investment advisor to the John Hancock Trust. We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider
      (see Appendix D :"Optional Guaranteed Minimum Withdrawal Benefits").

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust           Seeks to provide a high level of current income
                                           consistent with the maintenance of principal and
                                           liquidity. To do this, the Portfolio invests at least 80%
                                           of its net assets in bonds rated investment grade,
                                           focusing on corporate bonds and U.S. government bonds
                                           with intermediate to longer term maturities.

   Mid Cap Intersection Trust              Seeks long-term growth of capital. To do this, the
                                           Portfolio invests at least 80% of its net assets in
                                           equity securities of medium-sized companies with
                                           significant capital appreciation potential.

   Mid Cap Stock Trust                     Seeks long-term growth of capital. To do this, the
                                           Portfolio invests at least 80% of its net assets in
                                           equity securities of medium-sized companies with
                                           significant capital appreciation potential.

   Natural Resources Trust                 Seeks long-term total return. To do this, the Portfolio
                                           invests at least 80% of its net assets in equity and
                                           equity-related securities of natural resource-related
                                           companies worldwide, including emerging markets.

   Small Cap Growth Trust                  Seeks long-term capital appreciation. To do this, the
                                           Portfolio invests at least 80% of its net assets in
                                           small-cap companies that are believed to offer
                                           above-average potential for growth in revenues and
                                           earnings.

   Small Cap Value Trust                   Seeks long-term capital appreciation. To do this, the
                                           Portfolio invests at least 80% of its net assets in
                                           small-cap companies that are believed to be undervalued.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust                        Seeks to realize an above-average total return over a
                                           market cycle of three to five years, consistent with
                                           reasonable risk. To do this, the Portfolio invests at
                                           least 80% of its net assets in high yield securities,
                                           including corporate bonds, preferred stocks and U.S.
                                           Government and foreign securities.

   Strategic Bond Trust                    Seeks a high level of total return consistent with
                                           preservation of capital. To do this, the Portfolio
                                           invests at least 80% of its net assets in fixed income
                                           securities across a range of credit qualities and may
                                           invest a substantial portion of its assets in obligations
                                           rated below investment grade.

   U.S. Government Securities Trust        Seeks to obtain a high level of current income consistent
                                           with preservation of capital and maintenance of
                                           liquidity. To do this, the Portfolio invests at least 80%
                                           of its net assets in debt obligations and mortgage-backed
                                           securities issued or guaranteed by the U.S. government,
                                           its agencies or instrumentalities.

                         DWS SCUDDER DISTRIBUTORS, INC.

 We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios Alphabetically.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   DWS Core Fixed Income VIP(9)            The Portfolio seeks high current income. The Portfolio
                                           invests for current income not capital appreciation. The
                                           Portfolio invests at least 80% of its assets, plus the
                                           amount of any borrowings for investment purposes,
                                           determined at the time of purchase, in fixed income
                                           securities.

   DWS Equity 500 Index VIP(10)            The Portfolio seeks to replicate, as closely as possible,
                                           before the deduction of expenses, the performance of the
                                           S&P 500(R) index(3), which emphasizes stocks of large US
                                           companies. The Portfolio invests at least 80% of its
                                           assets in stocks of companies included in the S&P 500(R)
                                           and in derivative instruments that provide exposure to
                                           the stocks of companies in the S&P 500(R).

(1) The Active Bond Trust is also subadvised by MFC Global Investment Management (U.S.), LLC.

(2) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.

(3) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 29, 2008, the mid cap range for S&P 500(R) was from $744 million to $468.29 billion, and for the S&P MidCap 400(R), was $302 million to $11.13 billion.

(4) Deutsche Asset Management Americas, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.

(5) "Russell 2000(R)" is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 29, 2008, the market capitalizations of companies included in the Russell 2000(R) Index ranged was from $25 million to $7.68 billion.

(6) "Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 29, 2008, the market capitalizations of companies included in the Dow Jones Wilshire 5000 ranged from $25 million to $468.29 billion.

(7) "MSCI All Country World ex. U.S. Index(SM)" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 29, 2008, the market capitalization range of the Index was $56 million to $309 billion.

(8) The Portfolio is subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.

(9) Deutsche Investment Management Americas is the Investment Advisor for the portfolio and Aberdeen Asset Management Inc. is the subadvisor.

(10) Deutsche Investment Management Americas is the Investment Advisor for the portfolio and Northern Trust Investments, N.A. is the subadvisor.

VOTING INTEREST

You instruct us how to vote Portfolio shares.

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.


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

                         V. Description of the Contract

ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see Appendix B: "Qualified Plan Types"). The Contracts is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

Effective September 25, 2007, we will not knowingly accept transfers from another existing annuity contract or other investment under a Section 403(b) Qualified Plan to a previously issued Contract used in a Section 403(b) Qualified Plan. We will require certain signed documentation in the event:

     - you purchased a Contract prior to September 25, 2007 that is intended to qualify under a Section 403(b) Qualified Plan; and

     - you direct us on or after September 25, 2007 to transfer some or all of your Contract Value to another annuity contract or other investment under a Section 403(b) Qualified Plan.

In the event that we do not receive the required documentation, and you nonetheless direct us to proceed with the transfer, the transfer may be treated as a taxable transaction.

ELIGIBLE GROUPS

John Hancock USA has issued group contracts to Venture(R) Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments

You make Purchase Payments to us at our Annuities Service Center. The minimum initial Purchase Payment was $10,000. Additional Purchase Payments must be at least $30. You may make Purchase Payments at any time. Purchase Payments must be in U.S. dollars.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval in order for you to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

     - You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;

     - You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts was equal to or greater than $50,000;

     - You and your spouse each purchased at least one new Contract AND the average initial Purchase Payments for the new Contract(s) was equal to or greater than $50,000;

     - You purchased a Contract that will be used within our Individual 401(k) Program;

     - You purchased a new Qualified Plan Contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan Contracts established prior to June 1, 2004; or

     - You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each Contract was a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

     - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     - the Contract Value at the end of such two year period is less than $2,000.


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

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VII. Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in "Telephone and Electronic Transactions" in this section below).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit Additional Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Portfolio.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

We will use a Portfolio share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

     - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

          - the net asset value per share of a Portfolio share held in the Sub-Account determined at the end of the current valuation period; plus

          - the per share amount of any dividend or capital gain distributions made by the Portfolio on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Portfolio share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment Options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable Investment Option's underlying Portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

          -    restricting the number of transfers made during a defined period;

          -    restricting the dollar amount of transfers;

          - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

          -    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see "Withdrawals" in this section, below, for details on what suspensions of redemptions may be permitted). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

In addition to the transfer restrictions that we impose, the John Hancock Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments (except under a Rider - see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the respective telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

          -    Any loss or theft of your password; or

          -    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

Special Transfer Services-Dollar Cost Averaging Program

We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we


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

credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Portfolios. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Portfolios. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we will permit asset rebalancing only on the following time schedules:

          - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business
               Day);

          - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

          - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any unpaid loans and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

          - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          -    trading on the New York Stock Exchange is restricted;

          - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

          - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issues with an optional minimum guarantee withdrawal benefit Rider, your guarantee may be Reset. If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA Program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Principal Plus (formerly known as Guaranteed Principal Plus) and Principal Plus for Life (formerly known as Guaranteed Principal Plus for Life) optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. In addition, please see Appendix D for a general description of the Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Returns optional benefits Riders for which you may be eligible to exchange any currently owned guaranteed minimum withdrawal benefit Rider. Please see Appendix F: "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders," for information on the availability of these additional Riders. Under the Principal Plus for Life and Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if a Contract Owner dies before a Contract's Annuity Commencement Date. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

AMOUNT OF DEATH BENEFIT. The death benefit under the Contracts is the greater of:

          -    the Contract Value; or

          -    the minimum death benefit.

We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix C: "Optional Enhanced Death Benefits").

MINIMUM DEATH BENEFIT. We determine the Minimum Death Benefit as follows:
Minimum death benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with partial withdrawals.


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We reduce the minimum death benefit proportionally in connection with partial withdrawals. The amount deducted equals the death benefit under your Contract before the withdrawal times the ratio of the partial withdrawal amount divided by your Contract Value before the withdrawal.

We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in Ownership or if Ownership is transferred to the Owner's spouse.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our the respective Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our respective Annuities Service Center:

          -    a certified copy of a death certificate; or

          - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

          -    any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a qualified plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a qualified plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VII. Federal Tax Matters" and Appendix B: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or Annuity Commencement Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Upon request, the death benefit proceeds may be taken in the form of a lump sum immediately. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above).

Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account (JHSAA). Similar to a checking account, the JHSAA provides the beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:

          -    The Beneficiary will become the Contract Owner.

          - Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.

          -    No Additional Purchase Payments may be made.


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          -    Withdrawal charges will be waived for all future distributions.

          - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

          - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which must begin within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If the distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary's portion of the death benefit. Also if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.

          - Alternatively, if the Contract is not a qualified contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a "Purchase Payment" made on that date. For any subsequent calculations on the death benefit prior to the Maturity Date, we will not consider any Purchase Payments made and any amounts deducted in connection with partial withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner's spouse.

A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a spouse of the previous Owner (or co-Owner). You should consult with a qualified tax advisor for further information relevant to your situation.

Optional Enhanced Death Benefits

Your Wealthmark ML3 Contract may include one or more of the following enhanced death benefit Riders:

          -    Annual Step-up Death Benefit;

          - Enhanced Earnings Death Benefit (not offered in New York or Washington); and

          - Accelerated Beneficiary Protection Death Benefit (not offered in New York or Washington).

These optional death benefit Riders under the Contracts were not available in all states, and were subject to our underwriting rules at the time you purchased your Contract.

For an extra fee, these optional death benefit Riders could enhance the minimum death benefit payable under your Contract, subject to the terms and limitations contained in the Rider. We provide a general description of each of these Riders in Appendix C to this Prospectus.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, AND ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY OPTIONAL ENHANCED DEATH BENEFIT RIDERS THAT YOU MAY HAVE PURCHASED.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity payments from us.

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract's Maturity Date (the "Annuity Commencement Date" is the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you obtain our consent to change that date. For John Hancock USA Contracts, there is no limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity


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Commencement Date is one year from the Contract Date. If no date is specified, the Annuity Commencement Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. The Annuity Commencement Date may be changed at any time before annuity payments begin. The new Annuity Commencement Date may not be later than the Maturity Date specified in the Contract, or a later date if we consent to the change. Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VIII. Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Maturity Date.

When John Hancock New York issues a Contract in New York, the Maturity Date is the date the oldest Annuitant obtains age 90, unless the Contract's specifications page states otherwise or you later change the date.

When John Hancock USA issues a Contract outside New York, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.

You should review your Contract carefully to determine the Maturity Date applicable to your Contract.

You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any unpaid loans, in one lump sum to the Annuitant on the Annuity Commencement Date.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity payments based on the Investment Account value of each Investment Option at the Maturity Date. Treasury Department regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:

          - you will no longer be permitted to make any withdrawals under the Contract;

          - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

          -    we may not change the Annuity Option or the form of settlement;
               and

          -    your Guaranteed Minimum Death Benefit will terminate.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options.

     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


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     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10
     YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: LIFETIME ANNUITY WITH CASH REFUND - An annuity with payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option.

     OPTION 5: JOINT LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 20 YEARS - An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the Annuitant and a designated co-Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 20 year period if both the Annuitant and the co-Annuitant die during the 20 year period.

     OPTION 6: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 7: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter. You may surrender all or part of your Contract for its "Commuted Value" after the Pay-out Period has begun only if you select a variable pay-out under this Option. (See "Full Surrenders During the Pay-out Period" and "Partial Surrenders During the Pay-out Period" below.)

ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We may make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., a Principal Plus or Principal Plus for Life optional benefit Rider, as described in Appendix D. If you purchased a Contract with our Principal Plus or Principal Plus for Life optional benefit Rider, we permit you to select the additional Annuity Options shown below: Unless we permit otherwise, these additional Annuity Options are available for Maturity Dates that coincide with the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.

PP & PPFL ALTERNATE ANNUITY OPTION 1: LIA FIXED ANNUITY WITH PERIOD CERTAIN - This is available if you purchase a Contract with the Principal Plus or Principal Plus for Life optional benefit Rider. This Annuity Option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

GMWB ALTERNATE ANNUITY OPTION 2: FIXED ANNUITY WITH PERIOD CERTAIN-- This Annuity Option is available if you purchased a Contract with the Principal Plus for Life Rider. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Annuity Commencement Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

          - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit Rider that you purchased with your Contract, or

          - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

PP & PPFL ALTERNATE ANNUITY OPTION 2: FIXED PERIOD CERTAIN ONLY - This Annuity Option is available only if:

          - you purchase a Contract with a Principal Plus or Principal Plus for Life; and

          - there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.


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This option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

     (a) the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Principal Plus or Principal Plus for Life Rider that you purchased with your Contract; or

     (b) the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

Full Surrenders During the Pay-out Period. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 7: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

          - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" below for a description of an "Annuity Unit");

          - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

          - calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 7: Period Certain Only Annuity for 10, 15, or 20 years. You may take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender in the manner described below.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see "Annuity Units and the Determination of Subsequent Variable Annuity Payments" in this section, below, for how we determine the initial number of Annuity Units used to determine payments). Since there will be fewer Annuity Units, your remaining payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal A x {1 - ((B / C) / D)}, where:

     A equals the number of Annuity Units used to determine future payments before the commutation;

     B equals the dollar amount requested to be paid out as part of the commutation;

     C equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and

     D equals the Annuity Unit value on the day of the commutation is executed.

For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, C equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 x {1 - (($20,000 / 3412.08) / $12.50)} = 212.43 units a year for 10 years.

You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.


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

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We will base variable annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the "net investment factor" for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see "Value of Accumulation Units" and "Net Investment Factor" on page 29). The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.72%.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

We do not make any payments to a Beneficiary, however, if we are making payments during the Settlement Phase under an optional guaranteed minimum withdrawal benefit Rider and the last surviving Covered Person dies. Please read "Appendix D" for additional information.

Optional Guaranteed Minimum Income Benefits

Please (see Appendix E: "Optional Guaranteed Minimum Income Benefits") for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any unpaid loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the 10 day right to review period. The 10 day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new Contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance Contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing Contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing Contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value, (minus any unpaid loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the earlier of the Annuity Commencement Date of the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

You must make any change of Ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, Ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of The Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.

On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges that would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing, and we must approve the change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

The fixed account Investment Option(s) is not a security.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging Program" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals."

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "VII. Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix B "Qualified Plan Types."

LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans" (see "VII. Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE PRINCIPAL PLUS OR PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDERS.

CHARGES. No asset based charges are deducted from Fixed Investment Options.

                           VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Portfolio Prospectuses. For information on the fees charged for optional benefit Riders, see Appendix C:
"Optional Enhanced Death Benefits," Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits," and Appendix E: "Optional Guaranteed Minimum Income Benefits."

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other amounts available for withdrawal described below or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the Contract is allocated first to the amount available without withdrawal charges and second to "unliquidated Purchase Payments". In any Contract Year, the amount available without withdrawal charges for that year is the greater of:

          - 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); or

          - the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account Investment Options and then to withdrawals from fixed account Investment Options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against Purchase Payments liquidated that have been in the Contract for less than three years. Purchase Payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.

Upon a full surrender of a John Hancock USA Contract, the excess of all unliquidated Purchase Payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.

                            MAXIMUM WITHDRAWAL CHARGE
                           (AS % OF PURCHASE PAYMENTS)

First Year    6%
Second Year   5%
Third Year    4%
Thereafter    0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

We generally impose no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: "Examples of Calculation of Withdrawal Charge." In the case of group annuity contracts issued by John Hancock USA, we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

A daily charge in an amount equal to 0.15% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account Investment Option. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each variable Investment Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

Distribution Fee

A daily fee in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the Fixed Investment Option.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

          - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

          - We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

          - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

          - Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

          - We will consider the level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

          - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your broker-dealer.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                               PREMIUM TAX RATE(1)

 STATE OR   QUALIFIED   NON-QUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   -------------
  CA          0.50%        2.35%
  GUAM        4.00%        4.00%
  ME(1)       0.00%        2.00%
  NV          0.00%        3.50%
  PR          1.00%        1.00%
  SD(1)       0.00%        1.25%(2)
  WV          1.00%        1.00%
  WY          0.00%        1.00%

(1)  Based on the state or residence at the time the tax is assessed.

(2)  We pay premium tax upon receipt of Purchase Payment.

(3)  0.80% on Purchase Payments in excess of $500,000.

                            VII. Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.

When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Principal Plus for Life or Principal Plus), using the Contract Value. See Appendix D for a description of the guaranteed minimum withdrawal benefit Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.

CHARITABLE REMAINDER TRUSTS

This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.

NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment, until you have recovered your entire investment in the Contract (additional withdrawals based upon a Rider guarantee will be subject to income tax.). If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all Non-Qualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax advisor should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

          - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

          - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or


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

          - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

          - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

          - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

          - received on or after the date on which the Contract Owner reaches age 59 1/2;

          - attributable to the Contract Owner becoming disabled (as defined in the tax law);

          - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

          - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

          -    made under a single-premium immediate annuity contract; or

          - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Non-Qualified Contracts

IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A TAX ADVISOR BEFORE PURCHASING AN ANNUITY CONTRACT. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. After annuitization, the annual amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.


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

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax advisor.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act of 1974 (ERISA), the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional Rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death


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

benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax advisor.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

          - received on or after the date on which the Contract Owner reaches age 59 1/2;

          - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

          - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification may cause retroactive imposition of the penalty plus interest on it.

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.

Rollovers and Transfers

If permitted under your plan, you may make a distribution:

          - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;

          - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

          - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA;

          - from a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and and make a "tax-free" rollover any such plan;

In addition, if your spouse survives you, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may, if permitted by the plan, take the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in
Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return. This type of rollover is taxable.

In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee to trustee transfer of plan assets.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in
Section 457(b) of the Code, will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for


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10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. (See "Conversions and Rollovers to Roth IRAs" below.)

If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix D for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, if you wish to purchase a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO PURCHASE A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

          -    you have adjusted gross income over $100,000; or

          -    you are a married tax payer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix D for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold amounts if you provide us with information, on the forms we require for this purpose, that you will pay the tax due on the conversion of a Qualified Contract to a Roth IRA from resources outside of the Contract. Similarly, you may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum loan amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.


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The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISOR

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.


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                              VIII. General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity Contract issued under the ORP only upon:

          - termination of employment in the Texas public institutions of higher education;

          -    retirement;

          -    death; or

          -    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc or "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the FINRA, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.


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Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "VI. Charges and Deductions").

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments from us, either directly or through JH Distributors and its affiliates, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements payments may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions contests and/or contests promotions in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards,. as my be permitted by applicable NASD rules and other applicable laws and regulations,

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as Bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.

For sales representatives of certain affiliates, the amount of additional compensation paid is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge

EXAMPLE 1 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

                                                         WITHDRAWAL
                               FREE                        CHARGE
CONTRACT    HYPOTHETICAL    WITHDRAWAL    PAYMENTS    ----------------
  YEAR     CONTRACT VALUE     AMOUNT     LIQUIDATED   PERCENT   AMOUNT
--------   --------------   ----------   ----------   -------   ------
    1          $55,000      $ 5,000(1)     $50,000       6%     $3,000
    2           50,500        5,000(2)      45,500       5%      2,275
    3           35,000        5,000(3)      45,000       4%      1,200
    4           70,000       20,000(4)      50,000       0%          0

During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.

(1) In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).

(2) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 x 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).

(3) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(4) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

                                                         WITHDRAWAL
HYPOTHETICAL     PARTIAL       FREE                        CHARGE
  CONTRACT     WITHDRAWAL   WITHDRAWAL    PAYMENTS    ----------------
    VALUE       REQUESTED     AMOUNT     LIQUIDATED   PERCENT   AMOUNT
------------   ----------   ----------   ----------   -------   ------
   65,000        $2,000     $15,000(1)     $    0        5%      $  0
   49,000         5,000       3,000(2)      2,000        5%       100
   52,000         7,000       4,000(3)      3,000        5%       150
   44,000         8,000           0(4)      8,000        5%       400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.

(1) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(2) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(3) The Contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(4) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

          -    made after the Owner attains age 59 1/2;

          -    made after the Owner's death;

          -    attributable to the Owner being disabled; or

          - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.

If the Contract is issued with certain death benefits or benefits provided by an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

          -    you have adjusted gross income over $100,000; or

          -    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. This amount withheld could reduce the benefit value of any elected optional guarantee rider, in a proportion determined by the rider. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

          - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

          -    earnings on those contributions; and

          - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional enhanced death benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

          1.   Annual Step-up Death Benefit

          2. Enhanced Earnings Death Benefit - Not offered in New York or Washington

          3. Accelerated Beneficiary Protection Death Benefit - Not offered in New York or Washington.

ANNUAL STEP-UP DEATH BENEFIT

If you elected the optional Annual Step-up Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable Investment Accounts. If you purchased the Annual Step-up Rider from John Hancock USA prior to May 5, 2003 or from John Hancock New York prior to August 1, 2005, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.

Under this benefit, if the Owner dies before the Contract's Maturity Date, we will pay an "Annual Step-up Benefit" to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step-up Benefit replaces a lower death benefit under the terms of the Contract.)

The Annual Step-up Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step-up Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step-up Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step-up Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step-up Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first Owner's death as a payment to the Contract. This payment will not be included in cumulative payments. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death in the determination of the Annual Step-up Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner's death.

TERMINATION OF THE ANNUAL STEP-UP DEATH BENEFIT. The Annual Step-up Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Annual Step-up Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including The Annual Step-up Death Benefit) as the new Owner.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-up Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

THE CONTINUATION OF THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

ENHANCED EARNINGS DEATH BENEFIT (NOT AVAILABLE IN NEW YORK AND WASHINGTON)

If you elected the optional Enhanced Earnings Death Benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable Investment Account. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Enhanced Earnings Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects to continue the Contract, the Enhanced Earnings Death Benefit will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Enhanced Earnings Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Enhanced Earnings Death Benefit payable on the death of the surviving spouse, the Enhanced Earnings Death Benefit will be equal to zero on the date of the first Contract Owner's death and the Enhanced Earnings Death Benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Enhanced Earnings Death Benefit.

TERMINATION OF THE ENHANCED EARNINGS DEATH BENEFIT. The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Enhanced Earnings Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Enhanced Earnings Death Benefit) may have on your plan (see Appendix B:
"Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF THE ENHANCED EARNINGS DEATH BENEFIT ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT (NOT AVAILABLE IN NEW YORK OR WASHINGTON)

If you elected the optional Accelerated Beneficiary Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit). The Accelerated Beneficiary Protection Death Benefit was available for Contracts issued between December 8, 2003 and December 31, 2004. If you elected the Accelerated Beneficiary Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.

Under this benefit, if the Owner dies before the Contract's date of maturity, the Accelerated Beneficiary Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Accelerated Beneficiary Protection Death Benefit is equal to an "Enhanced Earnings Death Benefit" factor plus the greatest of:

          -    the Contract Value;

          -    the Return of Purchase Payments Death Benefit Factor;

          -    the Annual Step-up Death Benefit Factor; or

          -    the Graded Death Benefit Factor.

We deduct any debt under your Contract from the amount described above.

ENHANCED EARNINGS DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:

          -    The "Earnings Basis" is equal to 150% of $100,000, or $150,000.

          -    "Earnings" is equal to $175,000 minus $150,000, or $25,000.

          - The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.

NOTE THAT FOR PURPOSES OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.

ANNUAL STEP-UP DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step-up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.

GRADED DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus
(2) where:

(1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER(1)
----------------------------   ---------------------
              0                         100%
              1                         110%
              2                         120%
              3                         130%
              4                         140%
              5                         150%

(1) If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches attained age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

(2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP-UP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

DETERMINATION AND DISTRIBUTION OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. We determine the death benefit paid under Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.

If the Beneficiary is the deceased Owner's spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving spouse:

          - The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner's death ("first Accelerated Beneficiary Protection Death Benefit") is not treated as a Purchase Payment to the Contract.

          - In determining the Enhanced Earnings Death Benefit Factor, on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

          - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-up Death Benefit Factor; and
               (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.

INVESTMENT OPTIONS. At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

TERMINATION OF ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT RIDER. The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:

          -    the date the Contract terminates;

          -    the Maturity Date; or

          - the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

DETERMINATION OF ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FEE. Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Accelerated Beneficiary Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

You may have elected to purchase optional benefits when you purchased a Contract. In addition, you may have opted to exchange the optional "guaranteed minimum withdrawal benefit" Rider that you initially purchased with another guaranteed minimum withdrawal benefit Rider. If available in your state, you may have selected one of the following guaranteed minimum withdrawal benefit Riders:

          -    Income Plus for Life

          -    Income Plus for Life - Joint Life

          -    Principal Plus

          -    Principal Plus for Life

          -    Principal Plus for Life Plus Automatic Annual Step-up

          -    Principal Returns

If you purchased any of these optional guaranteed minimum withdrawal benefit Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where available, we only permitted one guaranteed minimum withdrawal benefit Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.

You also may have elected an optional Enhanced Death Benefit Rider (described in Appendix C) or a Guaranteed Minimum Income Benefit Rider (described in Appendix
E).

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER DEFINITIONS

We use the definitions that follow to describe how our guaranteed minimum withdrawal benefit ("GMWB") Riders work. Please see the separate sections on each Rider for additional details on defined terms.

AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the older Owner attains age 65.

AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the Covered Person attains age 95 under each of the GMWB Riders except Income Plus for Life-Joint Life and Principal Plus, where it means the older Owner attains age 95.

BENEFIT BASE means a value we use to determine the Lifetime Income Amount with the Income Plus for Life and Income Plus for Life - Joint Life Riders; please refer to the separate sections on those Riders.

BONUS OR LIFETIME INCOME BONUS, and BONUS PERIOD OR LIFETIME INCOME BONUS PERIOD means an increase in the Benefit Base on each Contract Anniversary during one or more "Lifetime Income Bonus Periods." In certain marketing materials, the Bonus may be referred to as the "Deferral Credit." These terms are further defined in each of the separate GMWB Rider sections (except Principal Returns); please refer to these sections.

BONUS PERIOD (applicable to all GMWB Riders except certain Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up Contracts, and all Principal Returns Contracts) or LIFETIME INCOME BONUS PERIOD (applicable only to Income Plus for Life Series Riders) means:

          -    initially, the first 10 Contract Years;

          - each time a Step-up occurs, the Bonus Period extends to the lesser of: (a) 10 years from a Step-up Date; or (b) the Age 95 Contract Anniversary.

For Principal Plus, the Bonus Period is the first five Contract Years. Initially for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up, it was the lesser of the first ten Contract Years or each Contract Year up to the Contract Year when the Covered Person attains age 80.

COVERED PERSON is defined in each of the separate GMWB Rider sections (except Principal Returns); please refer to these sections.

EXCESS WITHDRAWAL is defined in each of the separate GMWB Rider sections (except Principal Returns); please refer to these sections.

FIRST YEAR PURCHASE PAYMENTS applies only to Principal Returns; please refer to the separate section on that Rider.

GUARANTEED WITHDRAWAL AMOUNT (for Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Returns) means generally the amount we guarantee to be available each Contract Year for withdrawal during the

Accumulation Period until the Guaranteed Withdrawal Balance is depleted. For details applicable to each of these Riders, please refer to the separate Rider sections.

GUARANTEED WITHDRAWAL BALANCE (for Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Returns) means generally the total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period. For details applicable to each of these Riders, please refer to the separate Rider sections.

LIFETIME INCOME AMOUNT (for all GMWB Riders except Principal Plus and Principal Returns) means generally the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later). For details applicable to each of these Riders, please refer to the separate Rider sections.

LIFETIME INCOME DATE (for all GMWB Riders except Principal Plus and Principal Returns) means generally the date on which we determine the Lifetime Income Amount. For details applicable to each of these Riders, please refer to the separate Rider sections.

RESET means a reduction in GMWB values due to Excess Withdrawals. The term is further defined in each of the separate GMWB Rider sections; please refer to these sections.

STEP-UP means an increase in GMWB values. The term is further defined in each of the separate GMWB Rider sections; please refer to these sections.

STEP-UP DATE means the date on which we determine whether a Step-up could occur.

OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

Each of our guaranteed minimum withdrawal benefit Riders provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders (except for Principal Plus and Principal Returns, which are described below) will permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract and the type of guaranteed minimum withdrawal benefit you purchased. We may increase the guarantee:

          - by a Bonus or "Target Amount" adjustment (see "Target Amount" on page D-13 for Income Plus for Life and page D-18 for Income Plus for Life - Joint Life) if you make no withdrawals during certain Contract Years, up to limits that vary by Rider;

          - as a result of a Step-up of the guarantee to reflect your then current Contract Value on certain Contract Anniversary dates; or

          - if you make an Additional Purchase Payment up to specified limits.

Our Principal Plus and Principal Returns Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchased the Rider. In addition, when you purchased a Principal Returns Rider, we guaranteed that your Contract Value at the end of the first 10 Contract Years will not be less than the greater of (a) the amount of your First Year Purchase Payments up to $5 million or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date, as long as you take no withdrawals of Contract Value during the first 10 Contract Years (see "Principal Returns" below).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amount permitted under the terms of the Rider you select, however, we may Reset the guaranteed minimum amount. For the Principal Returns Rider, if you take withdrawals during the first 10 Contract Years, you will no longer be eligible for our tenth year Accumulation Benefit.

Availability

You were permitted to elect a guaranteed minimum withdrawal benefit rider at the time you purchased a Contract, provided:

          - the Rider was available for sale in the state where the Contract was sold;

          - you limited your investment of Purchase Payments and Contract Value to the Investment Options we made available with the Rider; and

          - you (and any other Covered Person) complied with the age restrictions we may have imposed for the Rider (not applicable to Principal Plus).

Please contact the John Hancock Annuities Service Center at 1-800-344-1029 (in
NY: 1-800-551-2078) for additional information on availability. We offer these optional benefit Riders only where approved by local state insurance regulatory agencies.

We reserve the right to accept or refuse to issue any guaranteed minimum withdrawal benefit Rider at our sole discretion. Once you elect a guaranteed minimum withdrawal benefit Rider, its effective date usually will be the Contract Date (unless we permit otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.

AGE RESTRICTIONS. We did not make the Income Plus for Life, Principal Plus (for Qualified Contracts), Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or Principal Returns Riders available if you were age 81 or older at the time you purchased your Contract. If you elected an Income Plus for Life - Joint Life Rider, the older of you and your spouse must not have been age 81 or older (and must both have qualified as Covered Persons).

ADDITIONAL AVAILABILITY OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. You may elect to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract for another optional guaranteed minimum withdrawal benefit Rider after you purchase a Contract. Please see Appendix F: "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" for details.

Purchase Payments

RESTRICTIONS ON CONTRACTS WITH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. If you purchased a guaranteed minimum withdrawal benefit Rider, we restrict your ability to make Additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an Additional Purchase Payment would exceed $1 million. We do not permit Additional Purchase Payments during a Rider's "Settlement Phase" (see "Settlement Phase" in each separate GMWB Rider section below). Other limitations on additional payments may vary by state.

Special Purchase Payment limits on "Non-Qualified" Contracts. If we issued your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

          - on or after the first Contract Anniversary, without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

Special Purchase Payment limits on "Qualified" Contracts (not applicable to Principal Plus, which applies Non-Qualified Contract limits to Qualified Contracts). If we issued your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:

          - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become Age 65), without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;

          - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but

          - we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor regarding your guaranteed minimum withdrawal benefit Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. We reserve the right to refuse to accept Additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issued your Contract. We do not reserve this right of refusal for Additional Purchase Payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

IMPACT ON BENEFIT BASE AND LIFETIME INCOME AMOUNT (Applicable to Income Plus for Life and Income Plus for Life - Joint Life). Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus:

          - The excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits); over

          - Any Withdrawal Amount reduced by any Purchase Payment since the later of the Lifetime Income Date or the latest:

          -    date of a Purchase Payment that we applied to the Benefit Base,

          -    Reset date, or

          -    effective date of a Step-up.

Examples 1d and 2d in the "Guaranteed Minimum Withdrawal Benefit Examples" at the end of this Appendix illustrate how each of these transactions affects the Benefit Base and Lifetime Income Amount.

In addition, if a Purchase Payment increases the Benefit Base after the Lifetime Income Date, we will recalculate the Lifetime Income Amount and increase it to equal:

          - (for Income Plus for Life) 5% of the Benefit Base in effect immediately after the Purchase Payment; or

          - (for Income Plus for Life - Joint Life) 4.75% of the Benefit Base in effect immediately after the Purchase Payment.

We will not change the Lifetime Income Amount, however, if the recalculated amount is less than the Lifetime Income Amount before the Additional Purchase Payment.

IMPACT ON GUARANTEED WITHDRAWAL BALANCE AND GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT (applicable to Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up). We increase the total Guaranteed Withdrawal Balance by the amount of each Additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

          - :5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

          - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

In the case of the Lifetime Income Amount, to equal the lesser of:

          - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

          - the Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.

IMPACT ON GUARANTEED WITHDRAWAL BALANCE AND GUARANTEED WITHDRAWAL AMOUNT (applicable to Principal Plus and Principal Returns). We increase the total Guaranteed Withdrawal Balance by the amount of each Additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it:

In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

               - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

               - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment.

Rider Fees

We charge an additional fee on each Contract Anniversary for a guaranteed minimum withdrawal benefit Rider, and reserve the right to increase the fee on the effective date of each Step-up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct a pro rata share of the annual fee from the Contract Value:

          -    on the date we determine the death benefit;

          - after the Annuity Commencement Date at the time an Annuity Option begins; or

          - on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct additional Rider fees during the "Settlement Phase" or after the Annuity Commencement Date once an Annuity Option begins.

FEE FOR INCOME PLUS FOR LIFE SERIES RIDERS. The fee is equal to 0.60% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-up applied on that prior Anniversary) increased by any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Income Plus for Life or Income Plus for Life - Joint Life fee on the effective date of each Step-up. In such a situation, neither fee will ever exceed 1.20%.

FEE FOR PRINCIPAL PLUS. The fee is equal to 0.30% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus fee on the effective date of each Step-up. In such a situation, the Principal Plus fee will never exceed 0.75%.

FEE FOR PRINCIPAL PLUS FOR LIFE. The fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary (including any Step-up applied on that prior Anniversary) increased by any Bonus or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

FEE FOR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP. The fee is equal to 0.60% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary (including any Step-up applied on that prior Anniversary) increased by any Bonus or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.

FEE FOR PRINCIPAL RETURNS. The fee is equal to 0.50% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary (including any Step-up applied on that prior Anniversary) increased by any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Returns fee on the effective date of each Step-up. In such a situation, the Principal Returns fee will never exceed 0.95%.

Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments

If you choose to take withdrawals under one of our guaranteed minimum withdrawal benefit Riders, it is not the same as receiving annuity payments upon annuitization (as described in "Pay-out Period Provisions" in "V. Description of the Contract").

When you take withdrawals:

          -    you will have the flexibility to start and stop withdrawals;

          - you will have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);

          - you will have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;

          - you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See "VII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders; and

          -    you reduce the Contract Value available for annuitization.

When you annuitize:

          - you will receive annuity payments that will be fixed in amount (or in the number of units paid if you choose Variable Annuity payments);

          - your annuity payments will not vary in timing once they commence (for as long as we are due to pay them to you);

          -    you will no longer have access to the Contract Value; and

          - your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See "VII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders.

Additional Annuity Options

In addition to the traditional Annuity Options we provide under the Contract, we provide additional Annuity Options for Contracts issued with a guaranteed minimum withdrawal benefit Rider. These additional Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. These additional Annuity Options are designed so that you will receive annuity payments that are no less than the Lifetime Income Amount at the time of annuitization, but you could receive larger payments, depending on the your investment experience prior to annuitization. The Annuity Options available to you are described in detail in "V. Description of the Contract - Pay-out Period Provisions."

Tax Considerations

See "VII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders.

No Loans under 403(b) Plans

The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elected any of our guaranteed minimum withdrawal benefit Riders.

INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

If you elected to purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.

If you purchased any of our guaranteed minimum withdrawal benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the investment options we make available for these Riders. Under our current rules, you must invest either:

     (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or

     (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals" on page 32). We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR REGISTERED REPRESENTATIVE TO ASSIST YOU IN DETERMINING WHICH AVAILABLE INDIVIDUAL INVESTMENT OPTION OR MODEL ALLOCATION IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Available Individual Investment Options

If you purchased a Contract with a guaranteed minimum withdrawal benefit Rider, we restrict the individual Investment Options to which you may allocate your Contract Value. These currently available Investment Options invest in the following Portfolios:

          -    American Asset Allocation Trust

          -    American Fundamental Holdings Trust

          -    American Global Diversification Trust

          -    Franklin Templeton Founding Allocation Trust

          -    Lifestyle Growth Trust (not available with Principal Returns)

          -    Lifestyle Balanced Trust

          -    Lifestyle Moderate Trust

          -    Lifestyle Conservative Trust

          -    Index Allocation Trust

          -    Money Market Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS IN YOUR VARIABLE INVESTMENT ACCOUNT AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS" AS WELL AS THE PROSPECTUSES FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ A PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

Available Model Allocations

You may allocate your entire Contract Value to any one of the available Model Allocations in the table shown below. You may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. If you select a Model Allocation, you authorize us to rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

None of the Model Allocations is a fund-of-funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your registered representative to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

WE RESERVE THE RIGHT TO RESTRICT THE AVAILABILITY OF MODEL ALLOCATIONS AT ANY TIME. If we restrict a Model Allocation and your Contract Value is allocated to that Model Allocation on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation as long as you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation. We will continue to rebalance your Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual Investment Options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

CURRENT AVAILABLE MODEL ALLOCATION FOR A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. The currently available Model Allocation for any Contract issued with a guaranteed minimum withdrawal benefit Rider is:

                                     MODEL
                                  ALLOCATION
     MODEL ALLOCATION NAME        PERCENTAGE             FUND NAME
-------------------------------   ----------   ----------------------------
Fundamental Holdings of America       15%      American International Trust
                                      25%          American Growth Trust
                                      25%      American Growth-Income Trust
                                      35%           American Bond Trust

ADDITIONAL RESTRICTED MODEL ALLOCATIONS FOR GUARANTEED PRINCIPAL PLUS. If you purchased a Contract with a Principal Plus Rider on or after December 8, 2003 (for John Hancock USA Contracts) or on or after May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, you may continue to invest in one of the Restricted Model Allocations shown below if you were invested in that Model Allocation on August 16, 2004. These Restricted Model Allocations are not available for Contracts issued with Principal Plus on or after August 16, 2004. If you were invested in a Restricted Model Allocation on August 16, 2004, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in any available Fixed Investment Option under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any Variable Investment Option other than as permitted in that Model Allocation.

Restricted Model Allocations The following eight Model Allocations were available with Principal Plus for Contract issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each Fund currently within the Model Allocation.

The Restricted Model Allocations are:

                         Percentage of
 Model Allocation Name     Allocation                   Fund Name
----------------------   -------------   ---------------------------------------
CONSERVATIVE INCOME STRATEGY (formerly, "Scudder Conservative Income Strategy"):
                             64.00%      DWS Core Fixed Income VIP
                             10.00%      Active Bond Trust
                              7.00%      Optimized All Cap Trust
                              6.00%      500 Index Trust B
                              3.00%      International Value Trust
                              2.00%      Total Stock Market Index Trust
                              2.00%      Real Estate Securities Trust
                              2.00%      Small Cap Index Trust
                              1.00%      Optimized Value Trust
                              1.00%      Global Trust
                              1.00%      International Equity Index
                              1.00%      Fundamental Value Trust

                         Percentage of
 Model Allocation Name     Allocation                   Fund Name
----------------------   -------------   ---------------------------------------
GROWTH STRATEGY (formerly, "Scudder Growth Strategy"):
                             23.00%      500 Index Trust B
                             18.00%      Optimized All Cap Trust
                             14.00%      International Value Trust
                             11.00%      DWS Core Fixed Income VIP
                              8.00%      Fundamental Value Trust
                              6.00%      Optimized Value Trust
                              5.00%      Total Stock Market Index Trust
                              5.00%      Small Cap Index Trust
                              4.00%      Real Estate Securities Trust
                              2.00%      Global Trust
                              2.00%      International Equity Index Trust
                              2.00%      Active Bond Trust

GROWTH & INCOME STRATEGY (formerly, "Scudder Growth & Income Strategy"):
                             32.00%      DWS Core Fixed Income VIP
                             17.00%      500 Index Trust B
                             15.00%      Optimized All Cap Trust
                              9.00%      International Value Trust
                              5.00%      Active Bond Trust
                              4.00%      Total Stock Market Index Trust
                              4.00%      Fundamental Value Trust
                              3.00%      Optimized Value Trust
                              3.00%      Real Estate Securities Trust
                              2.00%      Global Trust
                              2.00%      International Equity Index Trust
                              4.00%      Small Cap Index Trust

INCOME & GROWTH STRATEGY (formerly, "Scudder Income & Growth Strategy"):
                             46.00%      DWS Core Fixed Income VIP
                             13.00%      Optimized All Cap Trust
                             11.00%      500 Index Trust B
                              7.00%      Active Bond Trust
                              6.00%      International Value Trust
                              3.00%      Total Stock Market Index Trust
                              3.00%      Fundamental Value Trust
                              3.00%      Small Cap Index Trust
                              2.00%      Optimized Value Trust
                              2.00%      Global Trust Series
                              2.00%      International Equity Index Trust
                              2.00%      Real Estate Securities Trust

GROWTH FOCUS:
                             45.00%      500 Index Trust B
                             40.00%      DWS Core Fixed Income VIP
                             15.00%      Optimized All Cap Trust

SECTOR FOCUS:
                             40.00%      DWS Core Fixed Income VIP
                             30.00%      Total Stock Market Index Trust
                             15.00%      Real Estate Securities Trust
                             15.00%      Optimized All Cap Trust

US ALL-CAPITALIZATION:
                             40.00%      DWS Core Fixed Income VIP
                             15.00%      500 Index Trust B
                             15.00%      Small Cap Index Trust
                             15.00%      Optimized All Cap Trust
                             15.00%      Mid Cap Index Trust

                         Percentage of
 Model Allocation Name     Allocation                   Fund Name
----------------------   -------------   ---------------------------------------
VALUE FOCUS:
                             40.00%      DWS Core Fixed Income VIP
                             30.00%      Optimized All Cap Trust
                             15.00%      Optimized Value Trust
                             15.00%      Fundamental Value Trust

(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual investment options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

A MODEL ALLOCATION MAY EXPERIENCE VOLATILITY IN ITS INVESTMENT PERFORMANCE OR LOSE MONEY, DEPENDING ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT PORTFOLIO, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS," AS WELL AS THE PORTFOLIO'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE PORTFOLIOS BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

We reserve the right to:

          - limit the actual percentages you may allocate to certain Investment Options under the Model Allocations;

          - require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations;

          - limit your ability to transfer between existing Investment Options; and/or

          - require you to periodically rebalance existing Variable Investment Accounts to the percentages we require.

INCOME PLUS FOR LIFE SERIES

Income Plus for Life Series Definitions

Unless specified otherwise, the following definitions apply to both the Income Plus for Life and Income Plus for Life - Joint Life Riders:

AGE 65 CONTRACT ANNIVERSARY MEANS the Contract Anniversary on, or next following, the date the older Owner attains age 65.

AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:

          -    the Covered Person attains age 95 under Income Plus for Life; or

          -    the older Owner attains age 95 under Income Plus for Life-Joint
               Life.

BENEFIT BASE means:

          -    a value we use to determine the Lifetime Income Amount.

          - The initial Benefit Base is equal to your initial Purchase Payment, up to the maximum Benefit Base.

          - We may adjust the Benefit Base to reflect withdrawals, "Step-ups," "Bonuses" and Additional Purchase Payments as provided in the Rider.

          -    The maximum Benefit Base is $5 million.

Any adjustment to the Benefit Base will result in a corresponding adjustment to the Lifetime Income Amount.

BONUS OR LIFETIME INCOME BONUS means an increase in the Benefit Base on each Contract Anniversary during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during the previous Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

In certain marketing materials, the Bonus may be referred to as the "Deferral Credit."

BONUS PERIOD OR LIFETIME INCOME BONUS PERIOD means:

          -    Initially, the first 10 Contract Years;

          - Each time a Step-up occurs, the Bonus Period extends to the lesser of: (a) 10 years from a Step-up Date; or (b) the Age 95 Contract Anniversary.

COVERED PERSON means (for Income Plus for Life):

          - The person whose life we use to determine the duration of the Lifetime Income Amount payments;

          - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

COVERED PERSON means (for Income Plus for Life - Joint Life):

          - One of the two persons whose lives we use to determine the duration of the Lifetime Income Amount payments.

          - We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.

(For Income Plus for Life - Joint Life Non-Qualified Contracts):

          -    both the spouses must be named as co-Owners of the Contract; or

          - if only one spouse is named as an Owner of the Contract, the other spouse must be designated as the Beneficiary of the Contract.

(For Income Plus for Life - Joint Life Qualified Contracts):

          - one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and

          -    the Owner's spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See page 33 for additional information on the impact of divorce.)

EXCESS WITHDRAWAL means:

          - (for Income Plus for Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds 5.0% of the Benefit Base at the prior Contract Anniversary, increased for any Additional Purchase Payments;

          - (for Income Plus for Life - Joint Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds 4.75% of the Benefit Base at the prior Contract Anniversary, increased for any Additional Purchase Payments; and

          - (for Income Plus for Life and Income Plus for Life - Joint Life) Any withdrawal you take on and after the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

LIFETIME INCOME AMOUNT means the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as:

          - (for Income Plus for Life) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.

          - (for Income Plus for Life - Joint Life) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.

We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Step-ups, Bonuses, a Target Amount adjustment and Additional Purchase Payments as provided in the Rider.

Any reduction or increase in the Benefit Base will result in a corresponding reduction or increase in the Lifetime Income Amount.

LIFETIME INCOME DATE means the date on which we determine the Life Income Amount. This will be the date you purchase the Rider if:

          - (for Income Plus for Life) you are age 59 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 59 1/2 (age 61 in NY).

          - (for Income Plus for Life - Joint Life) both you and your spouse are age 59 1/2 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the younger spouse would attain age 59 1/2. (The Lifetime

               Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

RESET means a reduction of the Benefit Base if you take Excess Withdrawals.

STEP-UP means an increase in the Benefit Base and Lifetime Income Amount on certain Contract Anniversary dates when your Contract Value exceeds the previous Benefit Base.

STEP-UP DATE means the date on which we determine whether a Step-up could occur.

Income Plus for Life

The Income Plus for Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. We calculate the Lifetime Income Amount on the Lifetime Income Date. If the Covered Person is age 59 1/2 or older when you purchase the Income Plus for Life Rider (age 61 or older for Riders issued in New York), the initial Lifetime Income Amount equals 5% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, the initial Lifetime Income Amount equals 5% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. We may reduce the Lifetime Income Amount if you take withdrawals in excess of the Lifetime Income Amount. If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Bonuses" and a "Target Amount" adjustment (see "Target Amount" on page D-13). We also may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.

The version of the Income Plus for Life Rider issued in the state of New York (the "NY Income Plus for Life Rider") includes differences in five features of the Income Plus for Life Rider available outside of New York. Those features are:

          -    Lifetime Income Date;

          -    Lifetime Income Bonuses;

          -    Change of Riders;

          -    Impact of Withdrawals on Guaranteed Minimum Death Benefit; and

          -    Withdrawals under the Life Expectancy Distribution Program.

We describe the NY Income Plus for Life Rider differences in the discussions of these Income Plus for Life features. We also provide new examples (at the end of this Appendix) to illustrate hypothetical results of Contracts with a NY Income Plus for Life Rider. In all other respects, including the Rider fee, the NY Income Plus for Life Rider is the same as the Income Plus for Life Rider.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will Reset the Benefit Base to equal the lesser of:

          -    the Contract Value immediately after the withdrawal; or

          -    the Benefit Base minus the Withdrawal Amount.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 5% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider. (See "Settlement Phase" in this section, below.)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will Reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal. If so, we will Reset the Benefit Base to equal the lesser of:

          - the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or

          -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 5% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year. IF YOU TAKE AN EXCESS WITHDRAWAL, IT COULD LOWER YOUR LIFETIME INCOME AMOUNT. IF YOU HAVE EXPERIENCED UNFAVORABLE

INVESTMENT PERFORMANCE (AND THEREFORE YOUR CONTRACT VALUE IS LESS THAN YOUR BENEFIT BASE) AND THEN YOU TAKE AN EXCESS WITHDRAWAL, IT COULD SIGNIFICANTLY REDUCE YOUR LIFETIME INCOME AMOUNT.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" in this section below).

We do not reduce your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount. Any applicable withdrawal charges cannot cause a withdrawal to exceed the Lifetime Income Amount.

The Income Plus for Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year (see "Settlement Phase" in this section, below). In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. (See "Settlement Phase," in this section, below.) The Income Plus for Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

We may Reset the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase Income Plus for Life, we may adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

          - you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or,

          - you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2, you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to 5% of the Benefit Base, and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on either a dollar-for-dollar or a pro rata basis (as described in you Contract) from the Guaranteed Minimum Death Benefit under the Contract. "Pro rata" means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:

          - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

          -    the Withdrawal Amount ; divided by

          -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

For NY Income Plus for Life Riders, we change the way we reduce the Guaranteed Minimum Death Benefit under your Contract if you limit your withdrawals (including applicable withdrawal charges) during a Contract Year:

          - (for NY Income Plus for Life Riders purchased on or after the Covered Person attains age 61) to the Lifetime Income Amount; or,

          - (for NY Income Plus for Life Riders purchased before the Covered Person attains age 61) to 5% the Benefit Base each Contract Year before the Lifetime Income Date, and to the Lifetime Income Amount for each Contract Year after that.

In these circumstances, we will deduct the entire amount of the withdrawal (including any withdrawal charges) on a dollar for dollar basis from the Guaranteed Minimum Death Benefit. We will deduct any Excess Withdrawal in the manner described above.

You should carefully review and compare the impact on death benefits under your current guaranteed minimum withdrawal benefit Rider to the impact on death benefits under a different guaranteed minimum withdrawal benefit Rider.

INCREASES IN THE BENEFIT BASE.  We will increase the Benefit Base:

          - by any applicable Bonus if you take no withdrawals during certain Contract Years;

          - by any applicable Step-up to reflect certain increases in Contract Value;

          - to an established Target Amount if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the Covered Person attains age 69; and (b) the Contract Anniversary at the end of 10 Contract Years; and

          - to reflect certain Additional Purchase Payments (see "Purchase Payments" on page 28).

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base on each Contract Anniversary during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during the previous Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Income Plus for Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

          - 7% (6% for NY Income Plus for Life Riders and for all Riders purchased prior to January 17, 2008) of total Purchase Payments to your Contract if we did not previously Step-up or Reset the Benefit Base and/or the Lifetime Income Amount; otherwise

          - 7% (6% for NY Income Plus for Life Riders and for all Riders purchased prior to January 17, 2008) of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Step-ups will increase the Benefit Base and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base (including any Bonus) on that date, we will automatically Step-up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also recalculate the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees" on page D-4). The recalculated Lifetime Income Amount will equal 5% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the recalculated Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Fee for Income Plus for Life Series Riders" on page D-4). If you decline the Step-up, the fee rate will not be increased.

Step-ups may occur only while the Income Plus for Life Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

TARGET AMOUNT. If you take no withdrawals under your Contract from the effective date of the Income Plus for Life Rider until the applicable "Target Date," we will calculate a "Target Amount" and increase the Benefit Base on the Target Date to equal the greater of:

          - the current Benefit Base, as increased by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

          -    the Target Amount.

The "Target Date" is the later of:

          - the 10th Contract Anniversary after the effective date of the Income Plus for Life Rider; or

          - the Contract Anniversary on or next following the date the Covered Person attains age 69.

The "Target Amount" is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

The Target Amount adjustment can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the Target Date to take your first withdrawal. If you plan to purchase this Rider and take a withdrawal prior to the Target Date, then the Target Amount adjustment will not be of value to you. In that case, you should only purchase based on the value of the other features provided under this Rider.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy." For purposes of Income Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

          - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

          - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

          - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing Income Plus for Life.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value. In addition, if you purchased the Rider before the Covered Person attains age 59 1/2 (age 61 for NY Income Plus for Life Riders), and you take the withdrawal before the Lifetime Income Date, we will reduce your Benefit Base by the amount of the withdrawal. We will not, however, Reset your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as Excess Withdrawals and will not Reset the Benefit Base or Lifetime Income Amount.

SETTLEMENT PHASE. The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. We automatically make settlement payments during Income Plus for Life's "Settlement Phase." The Settlement Phase begins if the Contract Value reduces to zero at any time during a Contract Year, there were no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept Additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life benefit during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

          - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

          - If you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2 (age 61 for NY Income Plus for Life Riders), and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

- In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE DECEASED OWNER IS:                      THEN INCOME PLUS FOR LIFE:
-------------------------                      --------------------------
1.  Not the Covered Person    -    may continue if the Beneficiary elects to continue the
    and the Beneficiary is         Contract within the time we permit under our
    the deceased Owner's           administrative rules. We will automatically increase
    spouse                         the Benefit Base to equal the initial death benefit we
                                   determine, if the death benefit is greater than the
                                   Benefit Base prior to our determination. We will also
                                   recalculate the Lifetime Income Amount to equal 5% of
                                   the recalculated Benefit Base and will assess the Rider
                                   Fee based on the recalculated Benefit Base.

                              -    enters its Settlement Phase if a subsequent withdrawal
                                   would deplete the Contract Value to zero, and the
                                   remaining Lifetime Income Amount for the year of
                                   withdrawal is still greater than zero.

                              -    continues to be eligible for any remaining Bonus
                                   amounts and Step-ups, and a Target Amount adjustment,
                                   but we will change the date we determine and apply
                                   these benefits to future anniversaries of the date we
                                   determine the initial death benefit. We will permit the
                                   spouse to opt out of an increase in the Benefit Base,
                                   if any, to reflect the initial death benefit and any
                                   future Step-ups if we increase the rate of the Income
                                   Plus for Life fee at that time.

2.  Not the Covered Person    -    may continue in the same manner as 1.
    and the Beneficiary is
    not the deceased          -    enters its Settlement Phase if a subsequent withdrawal
    Owner's spouse                 would deplete the Contract Value to zero, and the
                                   remaining Lifetime Income Amount for the year of
                                   withdrawal is still greater than zero.

                              -    does not continue to be eligible for any Bonus amounts
                                   and Step-ups, or a Target Amount adjustment. We will
                                   permit the Beneficiary to opt out of an increase in the
                                   Benefit Base, if any, to reflect the initial death
                                   benefit if we increase the rate of the Income Plus for
                                   Life fee at that time.

3.  The Covered Person and    -    ends without any further benefit.
    the Beneficiary is the
    deceased Owner's spouse

4.  The Covered Person and    -    ends without any further benefit.
    the Beneficiary is not
    the deceased Owner's
    spouse

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus for Life continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus for Life Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

TERMINATION. You may not terminate the Income Plus for Life Rider once it is in effect. However, the Income Plus for Life Rider will terminate automatically upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

     -    the date an Annuity Option begins;

     -    the date the Contract Value and the Benefit Base both equal zero;

     -    the death of the Covered Person; or

     -    termination of the Contract.

The addition of Income Plus for Life to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and the Covered Person must attain Age 59 1/2 (age 61 for NY Income Plus for Life Riders) and remain living for you to receive certain benefits. Furthermore, Income Plus for Life limits the Investment Options otherwise available under the Contract, requires you to defer taking withdrawals to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under certain Annuity Options described in the Prospectus. You should carefully consider each of these factors before deciding if Income Plus for Life is suitable for your needs, especially at older ages.

EXAMPLES. Please refer to the end of this Appendix for hypothetical examples that illustrate the benefits under Income Plus for Life.

Income Plus for Life - Joint Life

(Not available in New York or for non-Qualified Contracts in New Jersey) Three main differences between Income Plus For Life - Joint Life and Income Plus for Life are:

     - Income Plus for Life - Joint Life offers a Lifetime Income Amount of 4.75%, where Income Plus for Life offers a Lifetime Income Amount of 5%;

     - Income Plus for Life - Joint Life guarantees withdrawals for the life of two Covered Persons (spouses), commencing on the Anniversary after the younger spouse attains age 59 1/2, where Income Plus for Life guarantees withdrawals for the life of one Covered Person, commencing on the Anniversary after that person attains age 59 1/2;

     - The age requirement for the Target Amount adjustment (in addition to the ten-year wait requirement) for Income Plus for Life - Joint Life is based on the Anniversary after the youngest spouse attains age 69, where the Target Amount adjustment age requirement (also in addition to the ten-year wait requirement) for Income Plus for Life is based on the Anniversary after the single Covered Person attains age 69.

The Income Plus for Life - Joint Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. If both you and your spouse are age 59 1/2 or older when you purchase the Income Plus for Life Rider, the initial Lifetime Income Amount equals 4.75% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, the initial Lifetime Income Amount equals 4.75% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life - Joint Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant. Because we provide our guarantee over the lifetime of two Covered Persons under the Income Plus for Life - Joint Life Rider, we calculate a lower Lifetime Income Amount than we do under the Income Plus for Life Rider.

If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Bonuses" and a "Target Amount" adjustment (see "Target Amount" on page D-18). We also may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the amount of that withdrawal (including withdrawal charges). If, however, a withdrawal is an Excess Withdrawal, we will Reset the Benefit Base to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     -    the Benefit Base minus the Withdrawal Amount for that Contract Year.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 4.75% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider. (See "Settlement Phase" in this section below.)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of withdrawal charges) each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will Reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal. If so, we will Reset the Benefit Base to equal the lesser of:

     - the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or

     -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 4.75% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" in this section below).

We do not reduce your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus for Life - Joint Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. (See "Settlement Phase" in this section below.) In the event of an Excess Withdrawal, the Income Plus for Life - Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. (See "Income Plus for Life - Impact of Withdrawals" on page D-11.) The Income Plus for Life - Joint Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

We may reduce Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase the Income Plus for Life - Joint Life Rider, we may adjust the way we calculate the death benefit payable under your Contract upon death of the first Owner (or deemed Owner if the Owner is not a natural person) to die during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

     - you limit your Withdrawal Amounts during a Contract Year to the Lifetime Income Amount; or,

     - if you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to 4.75% of the Benefit Base, and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on either a dollar-for-dollar or a pro rata basis (as described in your Contract) from the Guaranteed Minimum Death Benefit under the Contract. "Pro rata" means we reduce the Guaranteed Minimum Death Benefit by an amount equal to:

     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

          -    the Withdrawal Amount; divided by

          -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     -    by any applicable Step-up to reflect certain increases in Contract
          Value;

     - to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the younger Covered Person attains age 69; and (b) the Contract Anniversary at the end of 10 Contract Years; and

     - to reflect certain Additional Purchase Payments (see "Purchase Payments" on page 28).

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base on each Contract Anniversary during one or more "Lifetime Income Periods" if you take no withdrawals during the previous Contract Year. For these purposes, the initial Lifetime Income Period coincides with the first 10 Contract Years while the Income Plus for Life - Joint Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 7% (6% for Contracts issued prior to January 17, 2008) of total Purchase Payments to your Contract if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 7% (6% for Contracts issued prior to January 17, 2008) of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Bonus; however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Step-ups will increase the Benefit Base and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base (including any Bonus) on that date, we will automatically Step-up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also recalculate the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees" on page D-4). The new Lifetime Income Amount will equal 4.75% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the recalculated Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased.

Step-ups may occur only while the Income Plus for Life Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

TARGET AMOUNT. If you take no withdrawals under your Contract from the Income Plus for Life - Joint Life Rider's effective date until the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

     - the current Benefit Base, as adjusted by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

The "Target Date" is the later of:

     - the 10th Contract Anniversary after the effective date of the Income Plus for Life - Joint Life Rider; or

     - the Contract Anniversary on or next following the date the younger spouse would have attained age 69.

The "Target Amount" is 200% of Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

The Target Amount adjustment can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the Target Date to take your first withdrawal. If you plan to purchase this Rider and take a withdrawal prior to the Target Date, then the Target Amount adjustment will not be of value to you. In that case, you should only purchase based on the value of the other features provided under this Rider.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us and received by us at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described in "Income Plus for Life-Life Expectancy Distribution Program," above. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

SETTLEMENT PHASE. The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. Income Plus for Life - Joint Life will enter its Settlement Phase as described in "Income Plus for Life-Settlement Phase," above, if the Contract Value reduces to zero during a Contract Year, you have taken no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life - Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept Additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life - Joint Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as either Covered Person is living.

     - If you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as either Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 4.75% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life - Joint Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus for Life - Joint Life Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus for Life - Joint Life Rider fee (see "Fee for Income Plus for Life Series Riders" on page D-4). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus for Life - Joint Life Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount.

WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus for Life - Joint Life Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:

     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.

TERMINATION. The Income Plus for Life - Joint Life Rider terminates in accordance with the "Income Plus for Life-Termination" section, above.

You should consult with your registered representative to assist you in determining whether the Income Plus for Life - Joint Life Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and at least one of the Covered Persons must attain age 59 1/2 and remain living for you to receive certain benefits. Furthermore this Rider limits the investment options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before purchasing an Income Plus for Life - Joint Life Rider.

EXAMPLES. Please refer to the end of this Appendix for hypothetical examples that illustrate the benefits under the Income Plus for Life - Joint Life Rider.

PRINCIPAL PLUS FOR LIFE SERIES

Principal Plus for Life Series Definitions

The following definitions apply to the Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up Riders:

AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the older Owner attains age 65.

AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the older Covered Person attains age 95.

BONUS means an increase in the Guaranteed Withdrawal Balance on each Contract Anniversary during the Rider's Bonus Period if you take no withdrawals during the previous Contract Year. For these purposes, the initial Bonus Period is the first 10 Contract Years. In certain marketing materials, the Bonus may be referred to as the "Deferral Credit."

BONUS PERIOD means (except for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up Riders issued prior to May 1, 2007), for the initial Bonus Period, the first 10 Contract Years. Each time a Step-up occurs, we will extend the Bonus Period to the lesser of: (a) 10 years from a Step-up Date; or (b) the Age 95 Contract Anniversary.

BONUS PERIOD means (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up Riders issued prior to May 1, 2007) the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80.

COVERED PERSON means:

     - The person whose life we use to determine the duration of the Lifetime Income Amount payments;

     - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

EXCESS WITHDRAWAL means any withdrawal you take that causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount, or causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount.

GUARANTEED WITHDRAWAL AMOUNT means:

     - the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;

     - the initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;

     -    the maximum Guaranteed Withdrawal Amount at any time is $250,000.

GUARANTEED WITHDRAWAL BALANCE means:

     - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

     - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.

     - We adjust the Guaranteed Withdrawal Balance to reflect withdrawals, "Step-ups," "Bonuses" and Additional Purchase Payments as provided in the Rider.

     -    The maximum Guaranteed Withdrawal Balance at any time is $5 million.

LIFETIME INCOME AMOUNT means the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.

We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Step-ups, Bonuses, a Target Amount adjustment and Additional Purchase Payments as provided in the Rider.

LIFETIME INCOME DATE means the date on which we determine the Life Income Amount (under Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up Riders). This will be the date you purchased the Rider if:

     - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up Riders purchased on and after March 12, 2007) you were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 59 1/2.

     - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 65.

RESET means a reduction of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount.

STEP-UP means an increase in the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount on certain Contract Anniversary dates to reflect market performance that exceeds previously calculated benefits.

STEP-UP DATE means the date on which we determine whether a Step-up could occur.

Principal Plus, Principal Plus for Life

The optional Principal Plus and Principal Plus for Life Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchased the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.

In addition, we designed the Principal Plus for Life Rider to permit you to withdraw a minimum annual amount, the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available to you as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

IMPACT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:

     -    the Guaranteed Withdrawal Amount prior to the withdrawal; or

     - 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value.

Under Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Lifetime Income Date if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of:

     -    the Lifetime Income Amount prior to the withdrawal; or

     - 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

Under Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Under Principal Plus for Life, if you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (see "Rider Fees" and "Termination").

Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase," below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Rider Fees" on page D-4, and "Termination," below).

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life) values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect Additional Purchase Payments (see "Purchase Payments" above).

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and (under Principal Plus for Life) the Lifetime Income Amount.

BONUSES. We will increase the Guaranteed Withdrawal Balance on each Contract Anniversary during a Bonus Period if you take no withdrawals during the previous Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The initial Bonus Period under Principal Plus for Life is the first 10 Contract Years, or (for Contracts issued prior to May 1, 2007) each Contract Year up to the Contract Year in which the Covered Person attains age 80. For Principal Plus for Life Series Contracts issued on or after May 1, 2007, it is the first 10 Contract Years. Each time a Step-up occurs, we will extend the Bonus Period to the lesser of: (a) 10 years from a Step-up Date; or
(b) the Age 95 Contract Anniversary.

Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:

     - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Impact of Withdrawals" above); otherwise

     - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.

Each time we apply a Bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance (including any Bonus) on that date, we will automatically Step-up the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life), and the Rider Fee (see "Fee for Principal Plus for Life"). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the Guaranteed Withdrawal Balance value after the Step-up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase at the time of a Step-up the rate of the Rider fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Fee for Principal Plus for Life"). If you decline the Step-up, the fee rate will not be increased.

The Step-up Dates occur only while a Principal Plus or Principal Plus for Life Rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life Rider before February 13, 2006, we schedule the Step-up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Principal Plus for Life Rider on and after February 13, 2006 (may vary by state) contain an enhanced schedule of Step-up Dates. Under this enhanced schedule, after the 3rd, 6th and 9th Contract Anniversary after the Contract Date, Step-up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary. (In Oregon, we limit the duration of Step-up Dates to a maximum of 50 Contract Years.)

If you purchased a Principal Plus for Life Rider without the enhanced schedule, we may have issued a special endorsement, in states where approved, after we issued your Contract. This special endorsement to the Principal Plus for Life Rider increases Step-up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the Age 95 Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-up Dates under the original schedule.

Step-ups under Principal Plus. Under Principal Plus, you may elect to Step-up the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-up Date. Subject to state approval, however, we may issue a special endorsement to the Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will then need to elect a Step-up within 30 days of the respective Step-up Date if you choose to make it effective.

If you decline a scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.

Step-ups under Principal Plus for Life. We will automatically increase (Step-up) the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee as described above. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Rider Fees").

If you decline an automatic scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us and received by us at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor for further information.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable, and all withdrawals during that year were under our Life Expectancy Distribution Program.

For Principal Plus, the Company's "Life Expectancy Amount" for each year is equal to the greater of:

     - the Contract Value as of the applicable date divided by the Owner's life expectancy; or

     - the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's life expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner's life expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a Reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Principal Plus.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Guaranteed Withdrawal Balance are depleted to zero. If your Contract includes Principal Plus for Life, we will make distributions as part of the "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as Excess Withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Principal Plus for Life) the Lifetime Income Amount.

SETTLEMENT PHASE. The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. Under Principal Plus, the Settlement Phase begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the Settlement Phase begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the Settlement Phase under either Rider, your Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept Additional Purchase Payments and we will not deduct any charge for either Rider during the Settlement Phase.

At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

Principal Plus Settlement Phase. At the beginning of Principal Plus's Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distribution Program"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed

Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in "Impact of Death Benefits," below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's Settlement Phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of death benefit" provision of this Prospectus.

Principal Plus for Life Settlement Phase. At the beginning of Principal Plus for Life's Settlement Phase, the settlement payment amount we permit you to choose varies:

     - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Impact of Withdrawals").

     - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distribution Program"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

     - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

     - After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Impact of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures.

Continuation of Principal Plus. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY IS:                                THEN PRINCIPAL PLUS:
----------------------                                --------------------
1.  The deceased Owner's spouse   -    Continues if the Guaranteed Withdrawal Balance is
                                       greater than zero.

                                  -    Within 30 days following the date we determine the
                                       death benefit under the Contract, provides the
                                       Beneficiary with an option to elect to Step-up the
                                       Guaranteed Withdrawal Balance if the death benefit on
                                       the date of determination is greater than the
                                       Guaranteed Withdrawal Balance.

                                  -    Enters the Settlement Phase if a withdrawal would
                                       deplete the Contract Value to zero, and the Guaranteed
                                       Withdrawal Balance is still greater than zero. (Death
                                       benefit distributions will be treated as withdrawals.
                                       Some methods of death benefit distribution may result
                                       in distribution amounts in excess of both the
                                       Guaranteed Withdrawal Amount and the Life Expectancy
                                       Distributions. In such cases, the Guaranteed Withdrawal
                                       Balance may be automatically Reset, thereby possibly
                                       reducing the Guaranteed Minimum Withdrawal Benefit
                                       provided under this Rider).

                                  -    Continues to impose the Principal Plus fee.

                                  -    Continues to be eligible for any remaining Bonuses and
                                       Step-ups, but we will change the date we determine and
                                       apply these benefits to future anniversaries of the
                                       date we determine the initial death benefit. Remaining
                                       eligible Step-up Dates will also be measured beginning
                                       from the death benefit determination date but the
                                       latest Step-up Date will be no later than the 30th
                                       Contract Anniversary after the Contract Date.

2.  Not the deceased Owner's      -    Continues in the same manner as above, except that
    spouse                             Principal Plus does not continue to be eligible for any
                                       remaining Bonuses and Step-ups, other than the initial
                                       Step-up of the Guaranteed Withdrawal Balance to equal
                                       the death benefit, if greater than the Guaranteed
                                       Withdrawal Balance prior to the death benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Continuation of Principal Plus for Life. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE DECEASED OWNER IS:                       THEN PRINCIPAL PLUS FOR LIFE:
-------------------------                       -----------------------------
1.  The Covered Person and    -    Does not continue with respect to the Lifetime Income
    the Beneficiary is the         Amount, but continues with respect to the Guaranteed
    deceased Owner's spouse        Withdrawal Amount if the death benefit or the
                                   Guaranteed Withdrawal Balance is greater than zero. We
                                   will automatically Step-up the Guaranteed Withdrawal
                                   Balance to equal the initial death benefit we
                                   determine, if greater than the Guaranteed Withdrawal
                                   Balance prior to the death benefit.

                              -    Enters the Settlement Phase if a withdrawal would
                                   deplete the Contract Value to zero, and the Guaranteed
                                   Withdrawal Balance is still greater than zero.

                              -    Continues to impose the Principal Plus for Life fee.

                              -    Continues to be eligible for any remaining Bonuses and
                                   Step-ups, but we will change the date we determine and
                                   apply these benefits to future anniversaries of the
                                   date we determine the initial death benefit. We will
                                   permit the spouse to opt out of the initial death
                                   benefit Step-up, if any, and any future Step-ups if we
                                   increase the rate of the Principal Plus for Life fee at
                                   that time.

2.  The Covered Person and    -    Continues in the same manner as 1, except that
    the Beneficiary is not         Principal Plus for Life does not continue to be
    the deceased Owner's           eligible for any remaining Bonuses and Step-ups, other
    spouse                         than the initial Step-up of the Guaranteed Withdrawal
                                   Balance to equal the death benefit, if greater than the
                                   Guaranteed Withdrawal Balance prior to the death
                                   benefit. We will permit the Beneficiary to opt out of
                                   the initial death benefit Step-up, if any, if we
                                   increase the rate of the Principal Plus for Life fee at
                                   that time.

3.  Not the Covered Person    -    Continues in the same manner as 1, except that
    and the Beneficiary is         Principal Plus for Life continues with respect to the
    the deceased Owner's           Lifetime Income Amount for the Beneficiary. If the
    spouse                         Lifetime Income Amount has not been determined prior to
                                   the payment of any portion of the death benefit, we
                                   will determine the initial Lifetime Income Amount on an
                                   anniversary of the date we determine the death benefit
                                   after the Covered Person has reached his or her
                                   Lifetime Income Date.

IF THE DECEASED OWNER IS:                       THEN PRINCIPAL PLUS FOR LIFE:
-------------------------                       -----------------------------
4.  Not the Covered Person    -    Continues in the same manner as 1, except that
    and the Beneficiary is         Principal Plus for Life continues with respect to the
    not the deceased               Lifetime Income Amount for the Beneficiary. If the
    Owner's spouse                 Lifetime Income Amount has not been determined prior to
                                   the payment of any portion of the death benefit, we
                                   will determine the initial Lifetime Income Amount on an
                                   anniversary of the date we determine the death benefit
                                   after the Covered Person has reached his or her
                                   Lifetime Income Date.

                              -    In this case, Principal Plus for Life does not continue
                                   to be eligible for any remaining Bonuses and Step-ups,
                                   other than the initial Step-up of the Guaranteed
                                   Withdrawal Balance to equal the death benefit, if
                                   greater than the Guaranteed Withdrawal Balance prior to
                                   the death benefit. We will permit the Beneficiary to
                                   opt out of the initial death benefit Step-up, if any,
                                   if we increase the rate of the Principal Plus for Life
                                   fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Rider, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

TERMINATION. You may not terminate either the Principal Plus or the Principal Plus for Life Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

     - under Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or

     - under Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

     -    under Principal Plus, the Maturity Date; or

     -    under Principal Plus for Life, the date an Annuity Option begins; or

     -    termination of the Contract.

We impose an additional annual fee for a Principal Plus or Principal Plus for Life Rider to a Contract. Under Principal Plus for Life, the Covered Person must attain age 65 (59 1/2 for Principal Plus for Life Riders issued on or after March 12, 2007) and remain living for you to receive certain benefits. Furthermore, these Riders limit the Investment Options otherwise available under the Contract, contain age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described elsewhere in the Prospectus.

EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus and Principal Plus for Life Riders at the end of this Appendix.

Principal Plus for Life Plus Automatic Annual Step-up

This version of the Principal Plus for Life optional benefit Rider is the same as the Principal Plus for Life optional benefit Rider, except that it provides annual "Step-up Dates" and we charge a different fee (see "Rider Fees" above). Please refer to the description of Principal Plus for Life, above, for a general overview of this Rider.

IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life, above, for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect Additional Purchase Payments (see "Purchase Payments" in "Description of the Contract - Accumulation Period Provisions").

BONUSES. We will increase the Guaranteed Withdrawal Balance on each Contract Anniversary during a Bonus Period if you take no withdrawals during the previous Contract Year. The initial Bonus Period under Principal Plus for Life Plus Automatic Annual Step-up is the first 10 Contract Years, or (for Contracts issued prior to May 1, 2007) each Contract Year up to the Contract Year in which the Covered Person attains age 80. For Contracts issued on or after May 1, 2007, it is the first 10 Contract Years. Each time a Step-up occurs, we will extend the Bonus Period to the lesser of: (a) 10 years from a Step-up Date; or (b) the Age 95 Contract Anniversary.

Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:

     - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Impact of Withdrawals" above); otherwise

     - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.

Each time we apply a Bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.

STEP-UPS. If you elected this Rider, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance (including any Bonus) to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the Age 95 Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step-up as described under "Principal Plus for Life - Step-ups"). (In Oregon, we limit the maximum duration of Step-up Dates to 50 years.)

Each time we apply a Step-up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described in "Principal Plus for Life - Step-ups" above. We also reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased. If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic annual Step-ups.

We impose an additional annual fee for Step-ups, and we provide no assurance that your Contract Value will be sufficient on any Step-up Date to receive an increase in the guarantees we provide under a Principal Plus for Life Plus Automatic Annual Step-up Rider. The amount that may be provided by more frequent Step-up Dates under the Rider, may, over time, be more than offset by the additional fee associated with this Rider compared to the Principal Plus for Life Rider fee. Similar to Principal Plus for Life, this Rider limits the investment options otherwise available under the Contract, requires the Covered Person to attain age 65 (59 1/2 for Riders issued on or after March 12, 2007) and remain living for you to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus.

EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus for Life Plus Automatic Annual Step-up Rider at the end of this Appendix.

PRINCIPAL RETURNS

Principal Returns Definitions

The following definitions apply to the Principal Returns Rider:

AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the older Owner attains age 65.

AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the older Owner attains age 95.

FIRST YEAR PURCHASE PAYMENTS means the amount you pay for your Contract from the date the Rider goes into effect until the next following Contract Anniversary.

GUARANTEED WITHDRAWAL AMOUNT means:

     - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.

     - The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Guaranteed Withdrawal Balance.

     -    The maximum Guaranteed Withdrawal Amount at any time is $400,000.

GUARANTEED WITHDRAWAL BALANCE means:

     - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

     - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.

     -    The maximum Guaranteed Withdrawal Balance at any time is $5 million.

RESET means a reduction of the Guaranteed Withdrawal Balance or Guaranteed Withdrawal Amount if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount.

STEP-UP means an increase in the Guaranteed Withdrawal Balance or Guaranteed Withdrawal Amount on certain anniversary dates to reflect market performance that exceeds previously calculated benefits. We use the term "withdrawal" to refer to amounts withdrawn, including any applicable withdrawal charges.

STEP-UP DATE means the date on which we determine whether a Step-up could occur.

Description of the Principal Returns Rider

The optional Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, the Rider guarantees the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. In addition, when you purchase a Principal Returns Rider, we guarantee that your Contract Value at the end of the first 10 Contract Years will not be less than the greater of (a) the amount of your First Year Purchase Payments up to $5 million or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date, as long as you take no withdrawals of Contract Value during the first 10 Contract Years.

Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may Reset the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you will no longer be eligible for our tenth year Accumulation Benefit.

IMPACT OF PURCHASE PAYMENTS AND RESTRICTIONS ON PURCHASE PAYMENTS. We increase the total Guaranteed Withdrawal Balance by the amount of each Additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we recalculate the Guaranteed Withdrawal Amount and (unless the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment) increase it to equal the lesser of:

     - 8% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

     - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Purchase Payment.

Impact on Accumulation Benefit of Additional Purchase Payments during Contract Years Two through Ten. The Accumulation Benefit compares (a) your First Year Purchase Payments up to $5 million to (b) your Contract Value at the end of the first 10 Contract Years plus all fees paid for the Principal Returns Rider during that period. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the period will reflect these investments. Therefore, these Additional Purchase Payments reduce your ability to recover investment losses, if any, on your First Year Purchase Payments through the Accumulation Benefit.

Please see "Accumulation Benefit" below for further details about this feature.

Restrictions on Purchase Payments for Contracts with the Principal Returns Rider. If you purchase the Principal Returns Rider, we restrict your ability to make Additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an Additional Purchase Payment would exceed $1 million. We do not permit Additional Purchase Payments during the Rider's "Settlement Phase." Other limitations on Additional Purchase Payments may vary by state.

Special Purchase Payment limits on "Non-Qualified" Contracts. If we issue your Contract other than in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Additional Purchase Payments:

     - on or after the first Contract Anniversary, without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

Special Purchase Payment limits on "Qualified" Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:

     - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you become Age
          65), without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;

     - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but

     -    we will not accept any Purchase Payment after the Owner becomes age
          81.

You should consult with a qualified tax advisor regarding your Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. We reserve the right to refuse to accept Additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We do not reserve this right of refusal of additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

IMPACT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:

     -    the Guaranteed Withdrawal Amount prior to the withdrawal; or

     - 8% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance and/or Guaranteed Withdrawal Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

The Principal Returns Rider enters a "Settlement Phase" if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero (see "Settlement Phase" below). The Principal Returns Rider benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (see "Rider Fees" and "Termination").

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset (i.e., reduce) the Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us and received by us at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of the Principal Returns Rider, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing a Principal Returns Rider.

Each withdrawal under our automatic Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not make any further withdrawals under the program if both the Contract Value and the Guaranteed Withdrawal Balance are depleted to zero.

Withdrawals under the Life Expectancy Distribution program during your life expectancy (or joint life expectancy) will not be treated as a withdrawal in excess of the permitted Guaranteed Withdrawal Amount. This means that we will not Reset your Guaranteed Withdrawal Balance or Guaranteed Withdrawal Amount if a withdrawal under the program causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you will no longer qualify for an Accumulation Benefit at your 10th Contract Anniversary.

Increases in Guaranteed Amounts under the Principal Returns Rider. We will increase the Guaranteed Withdrawal Balance:

     - to reflect Additional Purchase Payments (see "Impact of Purchase Payments and Restrictions on Purchase Payments" above); and

     -    by any applicable Step-up to reflect certain increases in Contract
          Value.

We will increase your Contract Value at the end of the first 10 Contract Years if:

     -    the Principal Returns Rider is in effect at that time; and

     -    you did not make any withdrawals during the first 10 Contract Years.

We describe how we calculate and apply the increase in the "Accumulation Benefit" paragraph, below.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we recalculate a Step-up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 8% of the new Guaranteed Withdrawal Balance.

The Step-up Dates occur only while the Principal Returns Rider is in effect. We schedule the Step-up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the Age 95 Contract Anniversary. On a Step-up Date, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value.

We reserve the right to increase the rate of the fee on any Step-up Date, up to a maximum rate of .95%. Even if we do not increase the rate of the fee, however, each time a Step-up goes into effect the dollar amount of the Rider fee will increase to reflect the stepped-up Guaranteed Withdrawal Balance value. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up (see "Rider Fees").

If you decline a scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance at that time, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.

Accumulation Benefit(not available in Washington). When you purchase the Principal Returns Rider, we guarantee that, as long as you take no withdrawals during the first 10 Contract Years, your Contract Value at the end of this period will equal the greater of (a) the amount of your First Year Purchase Payments up to $5 million or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date.

If you qualify, we will determine an Accumulation Benefit on your 10th Contract Anniversary and add it to your Contract Value. We will apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

You should consider your liquidity needs during the first 10 Contract Years before purchasing a Principal Returns Rider. You will not be eligible for an Accumulation Benefit if you take a partial withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.

SETTLEMENT PHASE. We automatically make settlement payments during the "Settlement Phase" under the Principal Returns Rider. The Settlement Phase begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero.

At the beginning of the Principal Returns Rider's Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distribution Program"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract, described in "Accumulation Period Provisions - Death Benefit During Accumulation Period."

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and the Principal Returns Rider continues (as described in "Impact of Death Benefits" below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract, described in the "Accumulation Period Provisions - Death Benefit During Accumulation Period" provision of the Prospectus.

Impact of Death Benefits If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

Continuation of the Principal Returns Rider. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:

     -    Continues if the Guaranteed Withdrawal Balance is greater than zero.

     - Steps-up the Guaranteed Withdrawal Balance to equal the death benefit if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.

     - Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may Reset the Guaranteed Withdrawal Balance, and reduce the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

     -    Continues to impose the Rider fee.

     - Continues to be eligible for any remaining Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-up Dates will also be measured beginning from the death benefit determination date.

     - Ends any remaining Step-ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have attained age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine an Adjusted Guaranteed Withdrawal Balance and the annual Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

ADDITIONAL ANNUITY OPTION FOR CONTRACTS WITH A PRINCIPAL RETURNS RIDER. Please see "Pay-Out Period Provisions" on page 35 for a description of Annuity Options available under a Contract.

TAX CONSIDERATIONS. Please see "VII. Federal Tax Matters" on page 46 for information on tax considerations related to optional benefit Riders.

TERMINATION. You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates, automatically, however, upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

     - the date the Guaranteed Withdrawal Balance and the Contract Value both deplete to zero; or

     -    the date an Annuity Option under the Contract begins; or

     - the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any upgrade program that we may make available in the future; or

     -    termination of the Contract.

We impose an additional annual fee for the Principal Returns Rider. Furthermore, the Rider limits the Investment Options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described elsewhere in the Prospectus.

EXAMPLES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

The following examples provide hypothetical illustrations of the benefits provided under the Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Returns optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLES 1A, 1B, 1C AND 1D ILLUSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS.

CONTRACTS ISSUED ON OR AFTER JANUARY 17, 2008. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.

                      LIFETIME                          BENEFIT BASE
CONTRACT   PURCHASE    INCOME    WITHDRAWAL              ON CONTRACT
  YEAR     PAYMENTS    AMOUNT       TAKEN      BONUS     ANNIVERSARY
--------   --------   --------   ----------   ------    ------------
At issue   $100,000      N/A       $    0     $    0     $100,000(1)
    1             0      N/A            0      7,000(2)   107,000(3)
    2             0      N/A            0      7,000      114,000
    3             0      N/A            0      7,000      121,000
    4             0      N/A            0      7,000      128,000
    5             0      N/A            0      7,000      135,000
    6             0      N/A            0      7,000      142,000
    7             0      N/A            0      7,000      149,000
    8             0      N/A            0      7,000      156,000
    9             0      N/A            0      7,000      163,000
   10             0      N/A            0      7,000      170,000
   11             0   $8,500(4)     8,500          0      170,000
   12             0    8,500        8,500          0      170,000
   13             0    8,500        8,500          0      170,000
   14             0    8,500        8,500          0      170,000
   15             0    8,500        8,500          0      170,000
   20             0    8,500        8,500          0      170,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $7,000 = $107,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $170,000 = $8,500).

CONTRACTS ISSUED PRIOR TO JANUARY 17, 2008 OR IN NEW YORK. Assume a single Purchase Payment of $100,000 at Covered Person's age 51, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.

                      LIFETIME                           BENEFIT BASE
CONTRACT   PURCHASE    INCOME    WITHDRAWAL               ON CONTRACT
  YEAR     PAYMENTS    AMOUNT       TAKEN      BONUS      ANNIVERSARY
--------   --------   --------   ----------   ------     ------------
At issue   $100,000      N/A       $    0     $   0       $100,000(1)
    1             0      N/A            0      6,000(2)    106,000(3)
    2             0      N/A            0      6,000       112,000
    3             0      N/A            0      6,000       118,000
    4             0      N/A            0      6,000       124,000
    5             0      N/A            0      6,000       130,000
    6             0      N/A            0      6,000       136,000
    7             0      N/A            0      6,000       142,000
    8             0      N/A            0      6,000       148,000
    9             0      N/A            0      6,000       154,000
   10      $      0      N/A            0      6,000       160,000
   11             0   $8,000(4)     8,000          0       160,000
   12             0    8,000        8,000          0       160,000
   13             0    8,000        8,000          0       160,000
   14             0    8,000        8,000          0       160,000
   15             0    8,000        8,000          0       160,000
   20             0    8,000        8,000          0       160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 6% of the total Purchase Payments to date (.06 x $100,000 = $6,000).

(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $160,000 = $8,000).

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                           LIFETIME                                   LIFETIME
                                            INCOME                                     INCOME
                         BENEFIT BASE    AMOUNT AFTER                BENEFIT BASE    AMOUNT ON
CONTRACT   PURCHASE     AFTER PURCHASE     PURCHASE     WITHDRAWAL    ON CONTRACT     CONTRACT
  YEAR     PAYMENTS         PAYMENT         PAYMENT        TAKEN      ANNIVERSARY   ANNIVERSARY
--------   --------     --------------   ------------   ----------   ------------   -----------
At issue   $100,000       $100,000         $5,000             --       $100,000        $5,000
   1         10,000(1)     110,000(1)       5,500(1)      $5,500        110,000         5,500
   2         10,000(2)     114,500(2)       5,725(2)       5,725        114,500         5,725

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,500) = $114,500) The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $114,500 = $5,725).

EXAMPLE 1C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                                      HYPOTHETICAL
                                                     CONTRACT VALUE
                      LIFETIME INCOME                  ON CONTRACT
                           AMOUNT                      ANNIVERSARY    BENEFIT BASE
CONTRACT   PURCHASE    AFTER PURCHASE   WITHDRAWAL   PRIOR TO RIDER   ON CONTRACT
  YEAR     PAYMENTS       PAYMENT          TAKEN           FEE        ANNIVERSARY
--------   --------   ---------------   ----------   --------------   ------------
At issue   $100,000          --              --              --        $100,000
   1              0      $5,000          $5,000        $102,000         102,000(1)
   2              0       5,100(1)        5,100(1)      103,514         103,514
   3              0       5,176           5,176         105,020         105,020
   4              0       5,251           5,251          94,013(2)      105,020(2)
   5              0       5,251           5,251          78,793         105,020

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $102,000 = $5,100).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,013 is less than the Benefit Base of $105,020. The Benefit Base will remain at $105,020.

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment of $100,000 at age 60 (61 in New York), Additional Purchase Payments in years 2, 13 and 15, an Excess Withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

              LIFETIME
               INCOME                                HYPOTHETICAL                  LIFETIME
CONTRACT   AMOUNT BEFORE   PURCHASE     WITHDRAWAL     CONTRACT                     INCOME
  MONTH     TRANSACTION    PAYMENTS        TAKEN         VALUE      BENEFIT BASE    AMOUNT
--------   -------------   --------     ----------   ------------   ------------   --------
At issue                   $100,000     $    --        $100,000      $100,000      $5,000
    1          $5,000             0      10,000(1)       85,000        85,000(1)    4,250(1)
    2           4,250        10,000(2)        0          93,500        95,000(2)    4,750(2)
   12           4,750             0           0         120,000       120,000       6,000
   13           6,000        10,000(3)        0         130,000       130,000(3)    6,500(3)
   14           6,500             0       6,500         123,500       130,000       6,500
   15           6,500        10,000(4)        0         130,000       133,500(4)    6,675(4)
   16           6,675             0           0         125,000       133,500       6,675

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,000. The Benefit Base will be Reset to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). The Lifetime Income Amount will Reset to 5% of the new Benefit Base (.05 x $85,000 = $4,250).

(2) The Additional Purchase Payment of $10,000 in year 2 is the first Payment or Withdrawal since the Reset of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .05 x $95,000 = $4,750.

(3) The Additional Purchase Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .05 x $130,000 = $6,500.

(4) The Additional Purchase Payment of $10,000 in year 15 is reduced by the $6,500 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Purchase Payment. The new Benefit Base equals $133,500 ($130,000 + $10,000 - $6,500). The new Lifetime Income Amount is .05 x $133,500 = $6,675.

EXAMPLES 2A, 2B, 2C AND 2D ILLUSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE - JOINT LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS.

CONTRACTS ISSUED ON OR AFTER JANUARY 17, 2008. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 49 1/2, no additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 20 years from issue.

                      LIFETIME                           BENEFIT BASE
CONTRACT   PURCHASE    INCOME    WITHDRAWAL               ON CONTRACT
  YEAR     PAYMENTS    AMOUNT       TAKEN      BONUS      ANNIVERSARY
--------   --------   --------   ----------   ------     ------------
At issue   $100,000      N/A       $    0     $    0      $100,000(1)
1                 0      N/A            0      7,000(2)    107,000(3)
2                 0      N/A            0      7,000       114,000
3                 0      N/A            0      7,000       121,000
4                 0      N/A            0      7,000       128,000
5                 0      N/A            0      7,000       135,000
6                 0      N/A            0      7,000       142,000
7                 0      N/A            0      7,000       149,000
8                 0      N/A            0      7,000       156,000
9                 0      N/A            0      7,000       163,000
10                0      N/A            0      7,000       170,000
11                0   $8,075(4)     8,075          0       170,000
12                0    8,075        8,075          0       170,000
13                0    8,075        8,075          0       170,000
14                0    8,075        8,075          0       170,000
15                0    8,075        8,075          0       170,000
20                0    8,075        8,075          0       170,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $7,000 = $107,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 x $170,000 = $8,075)

CONTRACTS ISSUED PRIOR TO JANUARY 17, 2008. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 49 1/2, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 20 years from issue.

                      LIFETIME                           BENEFIT BASE
CONTRACT   PURCHASE    INCOME    WITHDRAWAL               ON CONTRACT
  YEAR     PAYMENTS    AMOUNT       TAKEN      BONUS      ANNIVERSARY
--------   --------   --------   ----------   ------     ------------
At issue   $100,000      N/A       $    0     $    0      $100,000(1)
1                 0      N/A            0      6,000(2)    106,000(3)
2                 0      N/A            0      6,000       112,000
3                 0      N/A            0      6,000       118,000
4                 0      N/A            0      6,000       124,000
5                 0      N/A            0      6,000       130,000
6                 0      N/A            0      6,000       136,000
7                 0      N/A            0      6,000       142,000
8                 0      N/A            0      6,000       148,000
9                 0      N/A            0      6,000       154,000
10                0      N/A            0      6,000       160,000
11                0   $7,600(4)     7,600          0       160,000
12                0    7,600        7,600          0       160,000
13                0    7,600        7,600          0       160,000
14                0    7,600        7,600          0       160,000
15                0    7,600        7,600          0       160,000
20                0    7,600        7,600          0       160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 6% of the total Purchase Payments to date (.06 x $100,000 = $6,000).

(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 x $160,000 = $7,600).

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at youngest Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                                                          LIFETIME
                                                                                           INCOME
                         BENEFIT BASE     LIFETIME INCOME                BENEFIT BASE    AMOUNT ON
CONTRACT   PURCHASE     AFTER PURCHASE     AMOUNT AFTER     WITHDRAWAL    ON CONTRACT     CONTRACT
  YEAR     PAYMENTS         PAYMENT      PURCHASE PAYMENT      TAKEN      ANNIVERSARY   ANNIVERSARY
--------   --------     --------------   ----------------   ----------   ------------   -----------
At issue   $100,000       $100,000          $ 4,750               --       $100,000        $5,000
1            10,000(1)     110,000(1)         5,225(1)        $5,225        110,000         5,225
2            10,000(2)     114,775(2)         5,452(2)         5,452        114,775         5,452

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 x $110,000 = $5,225).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,225) = $114,775). The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 x $114,775 = $5,451.81).

EXAMPLE 2C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2 of the youngest Covered Person, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base Steps-up at the end of Contract Years 1, 2 and 3.

                                                                 HYPOTHETICAL CONTRACT
                                                                   VALUE ON CONTRACT     BENEFIT BASE
                PURCHASE   LIFETIME INCOME AMOUNT   WITHDRAWAL    ANNIVERSARY PRIOR TO    ON CONTRACT
CONTRACT YEAR   PAYMENTS   AFTER PURCHASE PAYMENT      TAKEN           RIDER FEE          ANNIVERSARY
-------------   --------   ----------------------   ----------   ---------------------   ------------
At issue        $100,000              --                 --                 --            $100,000
1                      0          $4,750             $4,750           $102,250             102,250
2                      0           4,857(1)           4,857(1)         104,025             104,025(1)
3                      0           4,941              4,941            105,800             105,800
4                      0           5,026              5,026             94,977(2)          105,800(2)
5                      0           5,026              5,026             79,882             105,800

(1) At the end of Contract Year 1, the Contract Value in this example, $102,250 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.0475 x $102,000 = $4,856.88).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,977 is less than the Benefit Base of $105,800. The Benefit Base will remain at $105,800.

EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment of $100,000 at age 60 (61 in New York), Additional Payments in years 2, 13 and 15, an excess withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

                 LIFETIME INCOME                             HYPOTHETICAL                LIFETIME
                  AMOUNT BEFORE    PURCHASE     WITHDRAWAL     CONTRACT      BENEFIT      INCOME
CONTRACT MONTH     TRANSACTION     PAYMENTS        TAKEN         VALUE        BASE        AMOUNT
--------------   ---------------   --------     ----------   ------------   --------     --------
At issue                           $100,000     $    --        $100,000     $100,000     $4,750
1                     $4,750              0      10,000(1)       85,000       85,000(1)   4,038(1)
2                      4,038         10,000(2)        0          93,500       95,000(2)   4,513(2)
12                     4,513              0           0         120,000      120,000      5,700
13                     5,700         10,000(3)        0         130,000      130,000(3)   6,175(3)
14                     6,175              0       6,175         123,825      130,000      6,175
15                     6,175         10,000(4)        0         130,000      133,825(4)   6,357(4)
16                     6,357              0           0         125,000      133,825      6,357

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,750. The Benefit Base will be Reset to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). The Lifetime Income Amount will Reset to 4.75% of the new Benefit Base (.0475 x $85,000 = $4,038).

(2) The Additional Purchase Payment of $10,000 in year 2 is the first Payment or Withdrawal since the Reset of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .0475 x $95,000 = $4,513.

(3) The Additional Purchase Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .0475 x $130,000 = $6,175.

(4) The Additional Purchase Payment of $10,000 in year 15 is reduced by the $6,175 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Payment. The new Benefit Base equals $133,825 ($130,000 + $10,000 - $6,175). The new Lifetime Income Amount is .0475 x $133,825 =
     $6,357.

EXAMPLES 3A, 3B AND 3C ILLUSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS OPTIONAL BENEFIT RIDER.

EXAMPLE 3A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF IMMEDIATE WITHDRAWALS. Assume a single Purchase Payment of $100,000, no Additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-ups.

                                                         GUARANTEED
                                                         WITHDRAWAL
                      GUARANTEED                         BALANCE ON
CONTRACT   PURCHASE   WITHDRAWAL   WITHDRAWAL             CONTRACT
  YEAR     PAYMENTS     AMOUNT        TAKEN     BONUS   ANNIVERSARY
--------   --------   ----------   ----------   -----   -----------
At issue   $100,000        --       $   --      $--     $100,000(1)
1                 0    $5,000(1)     5,000        0(2)    95,000
2                 0     5,000        5,000(2)     0       90,000(3)
3                 0     5,000        5,000        0       85,000
4                 0     5,000        5,000        0       80,000
5                 0     5,000        5,000        0       75,000
10                0     5,000        5,000        0       50,000
20                0     5,000        5,000        0            0(4)

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).

(2) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no Bonus in any year that a withdrawal is taken.

(3) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).

(4) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the Rider will terminate.

EXAMPLE 3B. THIS EXAMPLE ILLUSTRATES THE IMPACT OF ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000, an Additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in Bonuses in those years) and there are no Step-ups.

                       GUARANTEED                             GUARANTEED
                       WITHDRAWAL                             WITHDRAWAL
                      AMOUNT AFTER                            BENEFIT ON
CONTRACT   PURCHASE     PURCHASE     WITHDRAWAL                CONTRACT
  YEAR     PAYMENTS      PAYMENT        TAKEN      BONUS     ANNIVERSARY
--------   --------   ------------   ----------   ------     -----------
At issue   $100,000        --             --          --     $100,000
1                 0     5,000         $    0      $5,000(1)   105,000(1)
2           10,000(B)   5,750(2)           0       5,500      120,500
3                 0     6,025          6,025(3)        0(4)   114,475(3)
4                 0     6,025              0       5,500      119,975
5                 0     6,025              0       5,500      125,475

(1) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 x $105,000 - $5,250).

(2) In this example, there is an Additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 x ($105,000 + $10,000) = $5,750) or (b) the
     Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) = $5,750).

(3) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(4)  No Bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS AND EXCESS WITHDRAWALS. Assume a single Purchase Payment of $100,000, no Additional Purchase Payments are made, the Owner elects to Step-up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a Reset).

                                                              HYPOTHETICAL              GUARANTEED
                              GUARANTEED                        CONTRACT                WITHDRAWAL
                              WITHDRAWAL                   VALUE ON CONTRACT            BALANCE ON
                PURCHASE     AMOUNT AFTER     WITHDRAWAL      ANNIVERSARY                CONTRACT
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT     TAKEN         PRIOR TO FEE     BONUS   ANNIVERSARY
-------------   --------   ----------------   ----------   -----------------   -----   -----------
At issue        $100,000           --              --                --          --    $100,000
1                      0       $5,000         $ 5,000          $102,000         $ 0      95,000
2                      0        5,000           5,000           103,828           0      90,000
3                      0        5,000           5,000           105,781(1)        0     105,781(1)
4                      0        5,289(2)        5,289            94,946           0     100,492
5                      0        5,289          10,000(3)         79,898(3)        0      79,898(3)

(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289).

(3) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be Reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was Reset, the Guaranteed Withdrawal Amount will be Reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995).

EXAMPLES 4A, 4B, 4C AND 4D ILLUSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 4A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no Additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.

                           GUARANTEED   LIFETIME                           GUARANTEED WITHDRAWAL
                PURCHASE   WITHDRAWAL    INCOME    WITHDRAWAL               BALANCE ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT      AMOUNT      TAKEN       BONUS          ANNIVERSARY
-------------   --------   ----------   --------   ----------   ------     ---------------------
  At issue      $100,000       N/A         N/A       $    0     $    0           $100,000(1)
      1                0    $5,000(1)      N/A            0      5,000(2)         105,000(3)
      2                0     5,250(3)      N/A            0      5,000            110,000
      3                0     5,500         N/A            0      5,000            115,000
      4                0     5,750         N/A            0      5,000            120,000
      5                0     6,000         N/A            0      5,000            125,000
      6                0     6,250         N/A            0      5,000            130,000
      7                0     6,500         N/A            0      5,000            135,000
      8                0     6,750         N/A            0      5,000            140,000
      9                0     7,000         N/A            0      5,000            145,000
     10                0     7,250         N/A            0      5,000            150,000
     11                0     7,500      $7,500(4)     7,500          0            142,500
     12                0     7,500       7,500        7,500          0            135,000
     13                0     7,500       7,500        7,500          0            127,500
     14                0     7,500       7,500        7,500          0            120,000
     15                0     7,500       7,500        7,500          0            112,500
     20                0     7,500       7,500        7,500          0             75,000
     25                0     7,500       7,500        7,500          0             37,500
     30                0     7,500       7,500        7,500          0                  0
     31+               0         0       7,500        7,500          0                  0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).

(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 x $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500).

EXAMPLE 4B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                               BENEFIT                                                      LIFETIME
                             BASE AFTER    LIFETIME INCOME                BENEFIT BASE   INCOME AMOUNT
                PURCHASE      PURCHASE      AMOUNT AFTER     WITHDRAWAL    ON CONTRACT    ON CONTRACT
CONTRACT YEAR   PAYMENTS       PAYMENT    PURCHASE PAYMENT      TAKEN      ANNIVERSARY    ANNIVERSARY
-------------   --------     ----------   ----------------   ----------   ------------   -------------
  At issue      $100,000     $100,000         $5,000               --       $100,000        $5,000
      1           10,000(1)   110,000(1)       5,500(1)        $5,500        104,500         5,500
      2           10,000(2)   114,500(2)       5,725(2)         5,725        108,775         5,725

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + $10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $114,500 = $5,725).

EXAMPLE 4C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no Additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3.

                                                                                  HYPOTHETICAL      GUARANTEED
                               GUARANTEED                                           CONTRACT        WITHDRAWAL
                           WITHDRAWAL AMOUNT    LIFETIME INCOME                VALUE ON CONTRACT    BALANCE ON
                PURCHASE     AFTER PURCHASE      AMOUNT AFTER     WITHDRAWAL   ANNIVERSARY PRIOR     CONTRACT
CONTRACT YEAR   PAYMENTS        PAYMENT        PURCHASE PAYMENT      TAKEN        TO RIDER FEE     ANNIVERSARY
-------------   --------   -----------------   ----------------   ----------   -----------------   -----------
  At issue      $100,000           --                  --               --                --       $100,000
      1                0       $5,000              $5,000           $5,000          $102,000         95,000
      2                0        5,000               5,000            5,000           103,828         90,000
      3                0        5,000               5,000            5,000           105,781         105,781(1)
      4                0        5,289(2)            5,289(2)         5,289            94,946         100,492

(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $107,881 = $5,289).

EXAMPLE 4D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 2c, but with a withdrawal of $10,000 at the end of year 4.

                                                                                 HYPOTHETICAL      GUARANTEED
                              GUARANTEED                                          CONTRACT         WITHDRAWAL
                              WITHDRAWAL       LIFETIME INCOME                VALUE ON CONTRACT    BALANCE ON
                PURCHASE     AMOUNT AFTER       AMOUNT AFTER     WITHDRAWAL   ANNIVERSARY PRIOR     CONTRACT
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT   PURCHASE PAYMENT      TAKEN        TO RIDER FEE     ANNIVERSARY
-------------   --------   ----------------   ----------------   ----------   -----------------   -----------
  At issue      $100,000           --                --                --               --         $100,000
      1                0       $5,000             $5,000          $ 5,000         $102,000           95,000
      2                0        5,000              5,000            5,000          103,828           90,000
      3                0        5,000              5,000            5,000          105,781          105,781
      4                0        5,289              5,289           10,000           90,235           90,235(1)
      5                0        4,512(1)           4,512(1)         4,512           76,319           85,723

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,289. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,235) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,781 - $10,000 = $95,781). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $90,235 = $4,512).

EXAMPLES 5A, 5B, 5C AND 5D ILLUSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UPS OPTIONAL BENEFIT RIDER.

EXAMPLE 5A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no Additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.

                                                                            GUARANTEED
                                                                            WITHDRAWAL
                           GUARANTEED   LIFETIME                            BALANCE ON
                PURCHASE   WITHDRAWAL    INCOME    WITHDRAWAL                CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT      AMOUNT      TAKEN       BONUS     ANNIVERSARY
-------------   --------   ----------   --------   ----------   ------     -----------
  At issue      $100,000       N/A         N/A       $    0     $    0     $100,000(1)
      1                0    $5,000(1)      N/A            0      5,000(2)   105,000(3)
      2                0     5,250(3)      N/A            0      5,000      110,000
      3                0     5,500         N/A            0      5,000      115,000
      4                0     5,750         N/A            0      5,000      120,000
      5                0     6,000         N/A            0      5,000      125,000
      6                0     6,250         N/A            0      5,000      130,000
      7                0     6,500         N/A            0      5,000      135,000
      8                0     6,750         N/A            0      5,000      140,000
      9                0     7,000         N/A            0      5,000      145,000
     10                0     7,250         N/A            0      5,000      150,000
     11                0     7,500      $7,500(4)     7,500          0      142,500
     12                0     7,500       7,500        7,500          0      135,000
     13                0     7,500       7,500        7,500          0      127,500
     14                0     7,500       7,500        7,500          0      120,000
     15                0     7,500       7,500        7,500          0      112,500
     20                0     7,500       7,500        7,500          0       75,000
     25                0     7,500       7,500        7,500          0       37,500
     30                0     7,500       7,500        7,500          0            0
     31+               0         0       7,500        7,500          0            0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount , the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).

(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500).

EXAMPLE 5B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up

                               BENEFIT                                                      LIFETIME
                             BASE AFTER    LIFETIME INCOME                BENEFIT BASE   INCOME AMOUNT
                PURCHASE      PURCHASE      AMOUNT AFTER     WITHDRAWAL    ON CONTRACT    ON CONTRACT
CONTRACT YEAR   PAYMENTS       PAYMENT    PURCHASE PAYMENT      TAKEN      ANNIVERSARY    ANNIVERSARY
-------------   --------     ----------   ----------------   ----------   ------------   -------------
   At issue     $100,000     $100,000         $5,000                        $100,000         $5,000
      1           10,000(1)   110,000(1)       5,500(1)        $5,500        104,500          5,500
      2           10,000(2)   114,500(2)       5,725(2)         5,725        108,775          5,725

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + $10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $114,500 = $5,725).

EXAMPLE 5C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no Additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Years 1, 2 and 3.

                                                                HYPOTHETICAL
                           GUARANTEED   LIFETIME                  CONTRACT
                           WITHDRAWAL    INCOME                   VALUE ON      GUARANTEED
                             AMOUNT      AMOUNT                   CONTRACT      WITHDRAWAL
                              AFTER       AFTER                  ANNIVERSARY    BALANCE ON
                PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
CONTRACT YEAR   PAYMENTS     PAYMENT     PAYMENT      TAKEN       RIDER FEE    ANNIVERSARY
-------------   --------   ----------   --------   ----------   ------------   -----------
   At issue     $100,000       --            --          --             --     $100,000
      1                0    5,000         5,000       5,000        102,000      102,000(1)
      2                0    5,100(2)      5,100       5,100        103,514      103,514
      3                0    5,176         5,176       5,176        105,020      105,020
      4                0    5,251         5,251       5,251         94,012       99,769

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000 - $5,000 = $95,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $102,000.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $102,000 = $5,100).

EXAMPLE 5D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 3c, but with a withdrawal of $10,000 at the end of year 4.

                                                                HYPOTHETICAL
                           GUARANTEED   LIFETIME                  CONTRACT
                           WITHDRAWAL    INCOME                   VALUE ON      GUARANTEED
                             AMOUNT      AMOUNT                   CONTRACT      WITHDRAWAL
                              AFTER       AFTER                  ANNIVERSARY    BALANCE ON
                PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
CONTRACT YEAR   PAYMENTS     PAYMENT     PAYMENT      TAKEN       RIDER FEE    ANNIVERSARY
-------------   --------   ----------   --------   ----------   ------------   -----------
   At issue     $100,000          --        --            --            --      $100,000
      1                0    $  5,000    $5,000       $ 5,000      $102,000       102,000
      2                0       5,100     5,100         5,100       103,514       103,514
      3                0       5,176     5,176         5,176       105,020       105,020
      4                0       5,251     5,251        10,000        89,263        89,263(1)
      5                0     4,463(1)    4,463(1)      4,463        75,307        84,800

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,263) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020 - $10,000 = $95,020). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $89,263 = $4,463).

EXAMPLES 6A, 6B, 6C AND 6D ILLUSTRATE THE BASIC OPERATION OF THE PRINCIPAL RETURNS OPTIONAL BENEFIT RIDER.

EXAMPLE 6A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF IMMEDIATE WITHDRAWALS OF THE GUARANTEED WITHDRAWAL AMOUNT. Assume a single Purchase Payment of $100,000, no Additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 12 Contract Years and there are no Step-ups.

                                                      GUARANTEED
                                                      WITHDRAWAL
                           GUARANTEED                 BALANCE ON
                PURCHASE   WITHDRAWAL   WITHDRAWAL     CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT      TAKEN(2)    ANNIVERSARY
-------------   --------   ----------   ----------   -----------
   At issue     $100,000     $8,000           --     $100,000(1)
       1               0      8,000       $8,000       92,000(3)
       2               0      8,000        8,000       84,000
       3               0      8,000        8,000       76,000
       4               0      8,000        8,000       68,000
       5               0      8,000        8,000       60,000
      10               0      8,000        8,000       20,000
      12               0      8,000        8,000        4,000
      13               0      8,000        4,000            0(4)

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Guaranteed Withdrawal Balance (.08 x $100,000 = $8,000).

(2)  In this example, withdrawals each year equal the Guaranteed Withdrawal
     Amount.

(3) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($100,000 - $8,000 = $92,000).

(4) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 12 years. At the end of 12 years, the Guaranteed Withdrawal Balance is $4,000. The withdrawal of $4,000 in the next year reduced the Guaranteed Withdrawal Balance to $0 and the Rider will terminate.

EXAMPLE 6B. THIS EXAMPLE ILLUSTRATES THE IMPACT OF IMMEDIATE WITHDRAWALS THAT ARE LESS THAN GUARANTEED WITHDRAWAL AMOUNT FOR THE FIRST 5 YEARS AND EQUAL THE GUARANTEED WITHDRAWAL AMOUNT THEREAFTER. Assume a single Purchase Payment of $100,000, no Additional Purchase Payments are made, and there are no Step-ups.

                                                      GUARANTEED
                                                      WITHDRAWAL
                           GUARANTEED                 BALANCE ON
                PURCHASE   WITHDRAWAL   WITHDRAWAL     CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT      TAKEN(1)    ANNIVERSARY
-------------   --------   ----------   ----------   -----------
   At issue     $100,000     $8,000           --     $100,000
       1               0      8,000       $6,000       94,000(2)
       2               0      8,000        6,000       88,000
       3               0      8,000        6,000       82,000
       4               0      8,000        6,000       76,000
       5               0      8,000        6,000       70,000
      10               0      8,000        8,000       30,000
      14               0      8,000        8,000        6,000
      15               0      8,000        6,000            0(3)

(1) In this example, withdrawals in the first 5 years are less than the Guaranteed Withdrawal Amount.

(2) Since the withdrawal taken is less than the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($100,000 - $6,000 = $94,000).

(3) In this example, in year 15 the remaining Guaranteed Withdrawal Balance is less than the Guaranteed Withdrawal Amount. The final withdrawal equal to the Guaranteed Withdrawal Balance will deplete the Guaranteed Withdrawal Balance to zero and the Rider will terminate.

EXAMPLE 6C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING 10 YEARS TO BEGIN WITHDRAWALS IN A DECLINING MARKET. Assume a single Purchase Payment of $100,000 and no Additional Purchase Payments are made.

                                                      GUARANTEED
                                                      WITHDRAWAL     CONTRACT                  CONTRACT
                           GUARANTEED                 BALANCE ON   VALUE PRIOR                VALUE AFTER
                PURCHASE   WITHDRAWAL   WITHDRAWAL     CONTRACT      TO RIDER                ACCUMULATION
CONTRACT YEAR   PAYMENTS     AMOUNT        TAKEN     ANNIVERSARY       FEE       RIDER FEE      BENEFIT
-------------   --------   ----------   ----------   -----------   -----------   ---------   ------------
   At issue     $100,000     $8,000          --        $100,000    $100,000         $500             --
       1               0      8,000      $    0         100,000      98,000          500             --
       2               0      8,000           0         100,000      98,586          500             --
       3               0      8,000           0         100,000      96,782          500             --
       4               0      8,000           0         100,000      93,477          500             --
       5               0      8,000           0         100,000      97,594          500             --
      10               0      8,000           0         100,000      85,531(1)       500       $100,000
      11               0      8,000       8,000          92,000      92,709          500

(1) At the end of Contract Year 10, the Contract Value in this example, $85,531, is less than the First Year Purchase Payment of $100,000 and the Contract Value plus Principal Returns Rider fees, ($85,531 + $4,500). The Contract Value will be adjusted to equal the First Year Purchase Payments of $100,000.

EXAMPLE 6D. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS AND WAITING 10 YEARS TO BEGIN WITHDRAWALS IN AN UP MARKET. Assume a single Purchase Payment of $100,000 and no Additional Purchase Payments are made.

                                                      GUARANTEED
                                                      WITHDRAWAL     CONTRACT                  CONTRACT
                           GUARANTEED                 BALANCE ON   VALUE PRIOR                VALUE AFTER
                PURCHASE   WITHDRAWAL   WITHDRAWAL     CONTRACT      TO RIDER                ACCUMULATION
CONTRACT YEAR   PAYMENTS     AMOUNT        TAKEN     ANNIVERSARY       FEE       RIDER FEE      BENEFIT
-------------   --------   ----------   ----------   -----------   -----------   ---------   ------------
   At issue     $100,000   $ 8,000             --    $100,000        $100,000         --      $     --
       1               0     8,000        $     0     100,000         107,000       $500            --
       2               0     8,000              0     100,000         114,077        500            --
       3               0     8,000              0     121,628(1)      121,628        500            --
       4               0     9,730(2)           0     121,628         115,169        608            --
       5               0     9,730              0     121,628         103,105        608            --
      10               0    10,984              0     151,406(3)      146,258        686      $151,406(3)
      11               0    12,112         12,112     150,066         150,066        757            --

(1) At the end of Contract Year 3, the Contract Value in this example, $121,628 is greater than the Guaranteed Withdrawal Balance ($100,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $121,628.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($8,000) or (b) 8% of the Guaranteed Withdrawal Balance after the Step-up (.08 x $121,628 = $9,730).

(3) Since there are no withdrawal in years 1 through 10, at the end of year the Contract Value will be increased to equal the greater of the First Year Purchase Payments, $100,000 or the Contract Value plus the total of the Principal Returns Rider fees to date ($146,258 + $5,148 = $151,406). The Guaranteed Withdrawal Balance will Step-up to equal the new Contract Value of $151,406.

EXAMPLE 6E. THIS EXAMPLE ILLUSTRATES THE IMPACT OF ADDITIONAL PURCHASE PAYMENTS AND EXCESS WITHDRAWALS. Assume a single Purchase Payment of $100,000, an Additional Purchase Payment of $10,000 in year 2, there is an automatic Step-up of the Guaranteed Withdrawal Balance at the end of Contract Year 3 because of hypothetical investment gains, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a Reset).

                                                      HYPOTHETICAL
                            GUARANTEED                  CONTRACT
                            WITHDRAWAL                  VALUE ON      GUARANTEED
                              AMOUNT                    CONTRACT      WITHDRAWAL
                               AFTER                   ANNIVERSARY    BALANCE ON
                PURCHASE     PURCHASE    WITHDRAWAL     PRIOR TO       CONTRACT
CONTRACT YEAR   PAYMENTS      PAYMENT       TAKEN       RIDER FEE    ANNIVERSARY
-------------   --------    ----------   ----------   ------------   -----------
   At issue     $100,000         --           --              --       $100,000
       1               0     $8,000      $ 8,000         $99,000         92,000
       2         10,000(1)    8,160(1)     8,000          97,347         83,840
       3               0      8,160        8,000          95,542         95,542
       4               0      8,160        8,000          82,283         87,382
       5               0      8,160       10,000(2)       63,625         63,625

(1) In this example, there is an Additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $8,000. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 8% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.08 x ($92,000 + $10,000) = $8,160) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 8% of the Purchase Payment ($8,000+ (.08 x $10,000)) =$8,800).

(2) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be Reset to the lesser of (a) the Contract Value after the withdrawal ($63,625) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal (87,382- $10,000 = $77,382). Since the Guaranteed Withdrawal Balance was Reset, the Guaranteed Withdrawal Amount will be Reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($8,160) or (b) 8% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.08 x $63,625 = $5,090).

             Appendix E: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "VII. Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

          John Hancock USA
          Guaranteed Retirement Income Benefit II
          Guaranteed Retirement Income Benefit III

          John Hancock New York
          Guaranteed Retirement Income Benefit II

The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

JOHN HANCOCK USA

Availability of Guaranteed Retirement Income Benefits

John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001, and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III below.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

          - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

          - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE: The Growth Factor Income Base is equal to (a) less
(b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME BENEFIT II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME BENEFIT III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

GUARANTEED RETIREMENT INCOME BENEFIT II Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

GUARANTEED RETIREMENT INCOME BENEFIT III Income Base Reductions: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").

          Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.

          Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).

          Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Benefit II         0.45%
Guaranteed Retirement Income Benefit III        0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

A Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

          - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

          -    the termination of the Contract for any reason; or

          -    the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of a Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Benefit.

Hence, you should consider that since (a) a Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of a Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

JOHN HANCOCK NEW YORK

Availability of Guaranteed Retirement Income Benefit

John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

          - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

          - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE (GUARANTEED RETIREMENT INCOME BENEFIT II ONLY): The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options"):

          -    Life Annuity with a 10-Year Period Certain;

          -    Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with the Guaranteed Retirement Income Benefit is that annuity benefits payable under the Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Benefit II        0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal

Termination of Guaranteed Retirement Income Benefit

The Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

          - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

          -    the termination of the Contract for any reason; or

          -    the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of the Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Benefit.

You should consider that since (a) the Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

  Appendix F: Additional Availability of Guaranteed Minimum Withdrawal Benefit
                                     Riders

This section describes the conditions under which you may elect to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract for one of the following optional guaranteed minimum withdrawal benefit Riders after you purchase a Contract:

          -    Income Plus for Life or Income Plus for Life - Joint Life;

          - Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

          -    Principal Returns.

FOR MORE INFORMATION REGARDING THE FEES AND FEATURES OF THESE RIDERS AND THE OTHER TOPICS DISCUSSED IN THIS APPENDIX, PLEASE SEE APPENDIX D: "OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS."

DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

Yes, we impose several conditions:

          -    Exchange of existing guaranteed minimum withdrawal benefit Rider
               - If you elect to purchase a new guaranteed minimum withdrawal benefit Rider for use with a previously issued Contract, your Contract must have a guaranteed minimum withdrawal benefit Rider in effect. We will terminate the existing guaranteed minimum withdrawal benefit Rider when you purchase a new guaranteed minimum withdrawal benefit Rider.

You may lose guaranteed lifetime income benefits, "accumulation benefits," "Bonuses," "Target Amount adjustments" and "Step-ups" under your existing guaranteed minimum withdrawal benefit Rider if you purchase a new guaranteed minimum withdrawal benefit Rider.

          - No withdrawal charges in excess of $500 - You may not purchase a new guaranteed minimum withdrawal benefit if the withdrawal charges under your Contract are greater than $500. You may need to wait until the withdrawal charges applicable to your Contract, if any, decline to $500 or less during the withdrawal charge period specified in your Contract. (We restart any withdrawal charge period specified in your Contract each time you make an Additional Purchase Payment.) Your purchase of a new guaranteed minimum withdrawal benefit Rider will not impact the withdrawal charges, if any, that we may impose under your Contract.

You should review the annuity prospectus and the Contract you purchased to determine the amount and duration of any remaining withdrawal charges under your Contract.

          - Investment Option Restrictions - You must invest 100% of your Contract Value at all times after you purchase a new guaranteed minimum withdrawal benefit Rider in one or more of the Investment Options we make available for that Rider. Your existing guaranteed minimum withdrawal benefit Rider may permit you to invest in Investment Options that are not available under a new guaranteed minimum withdrawal benefit Rider. If you choose to purchase a new guaranteed minimum withdrawal benefit Rider, none of your Contract Value may remain in any previously "restricted" Investment Option. You must transfer your Contract Value out of any Investment Option that is not available under a new guaranteed minimum withdrawal benefit Rider before you can purchase the new Rider.

For more information regarding the currently available Investment Options for guaranteed minimum withdrawal benefit Riders, please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits." You should consult with your registered representative to assist you in determining which available individual Investment Option(s) or Model Allocation under a new guaranteed minimum withdrawal benefit Rider is best suited for your financial needs and risk tolerance.

          - Age Restrictions - Once you turn 81, you will not be eligible to purchase a new guaranteed minimum withdrawal benefit Rider. You and your spouse must both be less than age 81 to purchase a new Income Plus for Life - Joint Life Rider.

          - Settlement Phase Restriction - Your Contract must not be in the "Settlement Phase" under an existing guaranteed minimum withdrawal benefit Rider for you to elect to purchase a new guaranteed minimum withdrawal benefit Rider. The "Settlement Phase" occurs only when your Contract Value declines to zero and your existing guaranteed minimum withdrawal benefit Rider still has guaranteed benefits.

          - Different Rider - You cannot exchange your existing guaranteed minimum withdrawal benefit Rider for the same type of guaranteed minimum withdrawal benefit Rider (i.e., Income Plus for Life for Income Plus for Life; Income Plus for Life - Joint Life for Income Plus for Life - Joint Life; Principal Plus for Life for Principal Plus for Life; Principal Plus for Life Plus Automatic Annual Step-up for Principal Plus for

               Life Plus Automatic Annual Step-up; or Principal Returns for Principal Returns) unless we agree otherwise.

          - State of Issue Restriction - You may purchase a guaranteed minimum withdrawal benefit Rider only if it is then available in the state where we issued your Contract. You can find out if an optional guaranteed minimum withdrawal benefit Rider is available in the state where we issued your Contract by contacting our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078. We may consent to make a new guaranteed minimum withdrawal benefit Rider available to you in other states.

          - Availability of offer - We reserve the right to suspend, modify, or terminate our offer of any guaranteed minimum withdrawal benefit Rider at any time. We also reserve the right to refuse to issue any new guaranteed minimum withdrawal benefit Rider at our sole discretion.

Before you purchase a new guaranteed minimum withdrawal benefit Rider:

          - compare the fees, benefits and restrictions of any existing guaranteed minimum withdrawal benefit Rider to your Contract with the fees, benefits and restrictions of the new Rider; and

          - consult with your registered representative to determine if the new Rider is appropriate for your needs and financial circumstances.

WHEN CAN I ELECT TO PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

We provide a thirty day "Election Period" following each Contract Anniversary (assuming any withdrawal charges are $500 or less at that time) for you to elect a new guaranteed minimum withdrawal benefit Rider. You must submit all required paperwork in good order to our Annuities Service Center during the Election Period to elect to purchase a new guaranteed minimum withdrawal benefit Rider.

We also provide a thirty-day Election Period in certain circumstances for a Beneficiary to elect to purchase a guaranteed minimum withdrawal benefit Rider following the death of an Owner in exchange for a then existing Rider. Under our current administrative procedures, you cannot exchange an existing guaranteed minimum withdrawal benefit Rider for a new Rider during the first Contract Year.

We may change our administrative procedures from time to time to increase or decrease an Election Period, or to permit other election periods during a Contract Year.

HOW DOES MY PURCHASE OF A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AFFECT RIDER FEES?

We charge you the annual Rider fee under your existing guaranteed minimum withdrawal benefit Rider for coverage during the immediately preceding Contract Year. The date we assess this fee (i.e., a Contract Anniversary) may coincide with the date on which you qualify to purchase a new guaranteed minimum withdrawal benefit Rider (i.e., the start of an Election Period). If you purchase a new guaranteed minimum withdrawal benefit Rider, we will charge you the annual fee for the new Rider on the next succeeding Contract Anniversary and on each Contract Anniversary after that while the new Rider is in force (we may impose the new Rider fee earlier if you surrender your Contract).

The amount of the Rider fee we impose may change, depending on the Rider you elect to purchase:

                                                    PRINCIPAL
                                                    PLUS FOR
                 INCOME                             LIFE PLUS
FEES DEDUCTED     PLUS    INCOME PLUS   PRINCIPAL   AUTOMATIC
FROM CONTRACT      FOR     FOR LIFE -    PLUS FOR     ANNUAL    PRINCIPAL
VALUE(1)          LIFE     JOINT LIFE     LIFE       STEP-UP     RETURNS
-------------    ------   -----------   ---------   ---------   ---------
Maximum Fee(2)    1.20%      1.20%        0.75%       1.20%       0.95%
Current Fee       0.60%      0.60%        0.40%       0.60%       0.50%

(1) Fees are shown as a percentage of the "Adjusted Benefit Base" for Income Plus for Life and Income Plus for Life - Joint Life and as a percentage of the "Adjusted Guaranteed Withdrawal Balance" for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Returns.

(2) We reserve the right to increase the current fee shown to the maximum fee in the event of a Step-up of the "Benefit Base" (Income Plus for Life or Income Plus for Life - Joint Life) or "Guaranteed Withdrawal Balance" (Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up or Principal Returns) to equal the Contract Value.

WILL I BE ABLE TO WITHDRAW THE SAME AMOUNT UNDER A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AS I CAN UNDER MY EXISTING GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

Your ability to withdraw your Contract Value at any time does not change. We will decrease amounts guaranteed under each of our guaranteed minimum withdrawal benefit Riders, however, if your withdrawals exceed the annual amount permitted under that Rider. Since the amount "permitted" to be withdrawn each year differs, depending on the Rider you elect to purchase, the amount you can withdraw without reduction (i.e., a "Reset") may be more or less than the amount you can withdraw without a Reset under your existing guaranteed minimum withdrawal benefit Rider.

The amount "permitted" to be withdrawn each year is, in most cases, the annual guaranteed amount under the new Rider. We calculate the initial annual guaranteed amount based on your Contract Value at the beginning of the Election Period ($5 million maximum). The initial annual guarantee amount may be more or less than the guarantee under your existing minimum guaranteed benefit Rider. The amount will vary, depending on the new Rider you elect to purchase, as shown in the following table:

                                                                                      PRINCIPAL PLUS
                                                   INCOME PLUS FOR                     FOR LIFE PLUS
INITIAL ANNUAL GUARANTEE ON         INCOME PLUS      LIFE - JOINT    PRINCIPAL PLUS      AUTOMATIC        PRINCIPAL
NEW RIDER                            FOR LIFE            LIFE           FOR LIFE      ANNUAL STEP-UP       RETURNS
---------------------------       --------------   ---------------   --------------   --------------   --------------
Guaranteed Withdrawal Amount(1)                                         5.0% of          5.0% of          8.0% of
                                  Not applicable    Not applicable   Contract Value   Contract Value   Contract Value

Lifetime Income Amount(2)            5.0% of           4.75% of         5.0% of          5.0% of
                                  Contract Value    Contract Value   Contract Value   Contract Value   Not applicable

(1) Amounts shown are for Contract Value at the beginning of the Election Period (i.e., the Contract Anniversary) in which you purchase a new Rider. The maximum Guaranteed Withdrawal Amount for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up is $250,000. The maximum Guaranteed Withdrawal Amount for Principal Returns is $400,000.

(2) Amounts shown are for Contract Value at the beginning of the Election Period (i.e., the Contract Anniversary) in which you purchase a new Rider. We calculate the initial Lifetime Income Amount when you purchase the Rider only if the Covered Person (younger spouse for Income Plus for Life - Joint
     Life) is at least 59 1/2 (62 for Contracts issued in New York) at that time. Otherwise, we will calculate a Lifetime Income Amount on the Lifetime Income Date described in the annuity prospectus. The maximum Lifetime Income Amount for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up is $250,000. The maximum Lifetime Income Amount for Income Plus for Life - Joint Life is $237,500.

We will decrease amounts guaranteed under a guaranteed minimum withdrawal benefit Rider if you take annual withdrawals that exceed the annual amount permitted under that Rider. The annual permitted amount under a new Rider may be more or less than that permitted under your existing guaranteed minimum withdrawal benefit Rider.

WHAT OTHER BENEFITS DO YOU CALCULATE WHEN I PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

If you purchase a guaranteed minimum withdrawal benefit Rider for an existing Contract, we will calculate other benefits under the new Rider measured from the start of the Election Period. These benefits differ by Rider, and may be more or less than other benefits under your existing minimum guaranteed withdrawal benefit Rider:

          - Bonuses. If you qualify for the Lifetime Income Bonus applicable to Income Plus for Life or Income Plus for Life - Joint Life, we will increase the Benefit Base by 7% (6% in New York) of the Contract Value at the time you purchased the Rider (i.e., the Contract Value we used to determine the initial "Benefit Base" under the new Rider) if we did not previously Step-up the Benefit Base and/or Lifetime Income Amount. Each time you qualify for the Bonus applicable to Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up, we will increase the Guaranteed Withdrawal Balance by 5% of the Contract Value at the time you purchased the Rider (i.e., the Contract Value we used to determine the initial "Guaranteed Withdrawal Balance" under the new Rider) if we did not previously Step-up or Reset the Guaranteed Withdrawal Balance. We do not increase amounts guaranteed under Principal Returns by Bonuses.

          - Target Amount Adjustment (Income Plus for Life, Income Plus for Life - Joint Life). We establish the "Target Date" for the "Target Amount" adjustment described in the annuity prospectus as the later of the end of the first 10 Contract Years following your purchase of the new Rider or the Contract Anniversary on or next following the date the Covered Person (the younger Covered Person, in the case of Income Plus for Life - Joint Life) attains age 69. The Target Amount is 200% of the initial Benefit Base for the new Rider. We will increase the Target Amount by 200% of all Additional Purchase Payments you make in the first Contract Year following your purchase of the new Rider, and by 100% of all subsequent Additional Purchase Payments you make, subject to our Purchase Payment limits, until the applicable Target Date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million. You must take no withdrawals under your Contract after you purchase the Rider until the applicable Target Date to receive a Target Amount adjustment to the Benefit Base.

          - Accumulation Benefit (Principal Returns). We will establish the "Accumulation Benefit" described in the Principal Returns Rider supplement on the 10th Contract Anniversary following your purchase of the new Rider. If you qualify for the Accumulation Benefit, your Contract Value at the end of this period will equal the greater of (a) your initial Guaranteed Withdrawal Balance under the new Rider or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. You must take no withdrawals under your Contract at any time for 10 Contract Years following your purchase of the new Rider to receive an Accumulation Benefit.

Impact of Purchase Payments

Since the initial guarantees and other benefits under a new guaranteed minimum withdrawal benefit Rider reflect your Contract Value at the time of purchase, the amount we guarantee under a new Rider may be more or less than the amount of any Purchase Payments made before you purchased the new Rider.

WHAT IS THE IMPACT OF A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ON THE DEATH BENEFIT UNDER MY CONTRACT?

Effect of withdrawals

We reduce the death benefit payable under your Contract each time you make a withdrawal. If you purchase an Income Plus for Life or an Income Plus for Life - Joint Life Rider, we will reduce the death benefit on a dollar for dollar basis if you limit your annual withdrawals (including applicable withdrawal charges, if any) to the Lifetime Income Amount for that Rider. If you take annual withdrawals in excess of that amount, we will deduct the entire amount of that withdrawal on either a "pro rata" basis (i.e., we reduce the death benefit by a percentage equal to the ratio of the withdrawal amount divided by your Contract Value prior to the withdrawal) or on a dollar-for-dollar basis, based upon your Contractual death benefit. We reduce the death benefit on a pro rata basis under Contracts with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up or a Principal Returns Rider.

Continuation of Contract after death benefits become payable

Coverage under any of our guaranteed minimum withdrawal benefit Riders ends if the Beneficiary takes the death benefit as a lump sum. In certain circumstances, a Beneficiary may elect to continue a Contract in force after a death benefit becomes payable in lieu of taking the death benefit as a lump sum. The amount of coverage under a guaranteed minimum withdrawal benefit Rider will vary in these circumstances, depending on the Rider you elect to purchase and whether the Beneficiary under the Contract is a spouse (a "spousal Beneficiary"), or someone other than the spouse (a "non-spousal Beneficiary") of the deceased Owner (or deemed "Owner" if the Owner is a non-natural person).

CIRCUMSTANCES WHEN COVERAGE ENDS. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under a guaranteed minimum withdrawal benefit Rider ends:

          - (Income Plus for Life) if the deceased Owner is the Covered Person under the Rider.

          - (Income Plus for Life - Joint Life) if the deceased Owner is the last Covered Person under the Rider, or the only remaining Covered Person, under the Rider.

          - (Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up) (a) with respect to the Lifetime Income Amount, if the deceased Owner is the Covered Person; and (b) with respect to the Guaranteed Withdrawal Amount, if there is no remaining death benefit or Guaranteed Withdrawal Balance.

          - (Principal Returns) if the Guaranteed Withdrawal Balance is less than zero.

CIRCUMSTANCES WHEN COVERAGE MAY CONTINUE. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under a guaranteed minimum withdrawal benefit Rider may continue:

          - (Income Plus for Life) if the deceased Owner is not the Covered Person under the Rider. We will automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We will also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and will assess the Rider Fee based on the recalculated Benefit Base. If the Beneficiary is a spousal Beneficiary, the Rider continues to be eligible for any remaining Bonus amounts and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. The Rider does not continue to be eligible for any remaining Bonus amounts and Step-ups if the Beneficiary is a non-spousal Beneficiary.

          - (Income Plus for Life - Joint Life) only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased "Owner" and a tax qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups).

          - (Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up) (a) with respect to the Lifetime Income Amount, if the deceased Owner is not the Covered Person under the Rider; and (b) with respect to the Guaranteed Withdrawal Amount, if the Guaranteed Withdrawal Amount, the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date of its determination, if it's greater than the Guaranteed Withdrawal Balance. If the Beneficiary is a spousal Beneficiary, the Rider continues to be eligible for any remaining Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. The Rider does not continue to be eligible for any remaining Bonuses and Step-ups (other than the initial Step-up of the Guaranteed Withdrawal Balance to equal the death benefit) if the Beneficiary is a non-spousal Beneficiary.

          - (Principal Returns) if the Guaranteed Withdrawal Balance is greater than zero. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date of its determination, if it's greater than the Guaranteed Withdrawal Balance. The Rider continues to be eligible for any remaining Bonus amounts and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. The latest Step-up Date will be the Age 95 Contract Anniversary Date based on the earlier of: (a) the date the deceased owner would have attained age 95; or (b) the birthdate of the Beneficiary if that Beneficiary is older than the deceased Owner.

If death occurs during a Rider's "Settlement Phase," however, the only benefits we provide are the remaining settlement payments that may become due under the Rider.

You should carefully review and compare the impact on death benefits under your current guaranteed minimum withdrawal benefit Rider to the impact on death benefits under a different guaranteed minimum withdrawal benefit Rider.

WILL I BE ABLE TO WITHDRAW THE SAME AMOUNT UNDER A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AS I CAN UNDER MY EXISTING GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

Your ability to withdraw your Contract Value at any time does not change. We will decrease amounts guaranteed under each of our guaranteed minimum withdrawal benefit Riders, however, if your withdrawals exceed the annual amount permitted under that Rider. Since the amount "permitted" to be withdrawn each year differs, depending on the Rider you elect to purchase, the amount you can withdraw without reduction (i.e., a "Reset") may be more or less than the amount you can withdraw without a Reset under your existing guaranteed minimum withdrawal benefit Rider.

The amount "permitted" to be withdrawn each year is, in most cases, the annual guaranteed amount under the new Rider. We calculate the initial annual guaranteed amount based on your Contract Value at the beginning of the Election Period ($5 million maximum). The initial annual guarantee amount may be more or less than the guarantee under your existing minimum guaranteed benefit Rider. The amount will vary, depending on the new Rider you elect to purchase, as shown in the following table:

                                                   INCOME PLUS FOR                     PRINCIPAL PLUS FOR
INITIAL ANNUAL GUARANTEE ON         INCOME PLUS      LIFE - JOINT    PRINCIPAL PLUS   LIFE PLUS AUTOMATIC      PRINCIPAL
NEW RIDER                            FOR LIFE          LIFE             FOR LIFE         ANNUAL STEP-UP         RETURNS
---------------------------       --------------   ---------------   --------------   -------------------   --------------
Guaranteed Withdrawal Amount(1)                                         5.0% of             5.0% of            8.0% of
                                  Not applicable    Not applicable   Contract Value     Contract Value      Contract Value

Lifetime Income Amount(2)            5.0% of          4.75% of          5.0% of             5.0% of
                                  Contract Value   Contract Value    Contract Value     Contract Value      Not applicable

(1) Amounts shown are for Contract Value at the beginning of the Election Period (i.e., the Contract Anniversary) in which you purchase a new Rider. The maximum Guaranteed Withdrawal Amount for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up is $250,000. The maximum Guaranteed Withdrawal Amount for Principal Returns is $400,000.

(2) Amounts shown are for Contract Value at the beginning of the Election Period (i.e., the Contract Anniversary) in which you purchase a new Rider. We calculate the initial Lifetime Income Amount when you purchase the Rider only if the Covered Person (younger spouse for Income Plus for Life - Joint
     Life) is at least 59 1/2 at that time. Otherwise, we will calculate a Lifetime Income Amount on the Lifetime Income Date described in the annuity prospectus. The maximum Lifetime Income Amount for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up is $250,000. The maximum Lifetime Income Amount for Income Plus for Life - Joint Life is $237,500.

Please see Appendix D for additional information about Resets and the annual "permitted" amounts under a new guaranteed minimum withdrawal benefit Rider.

We will decrease amounts guaranteed under a guaranteed minimum withdrawal benefit Rider if you take annual withdrawals that exceed the annual amount permitted under that Rider. The annual permitted amount under a new Rider may be more or less than that permitted under your existing guaranteed minimum withdrawal benefit Rider.

WHAT OTHER BENEFITS DO YOU CALCULATE WHEN I PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

If you purchase a guaranteed minimum withdrawal benefit Rider for an existing Contract, we will calculate other benefits under the new Rider measured from the start of the Election Period. These benefits differ by Rider, and may be more or less than other benefits under your existing minimum guaranteed withdrawal benefit Rider:

          - Bonuses. If you qualify for the Lifetime Income Bonus applicable to Income Plus for Life or Income Plus for Life - Joint Life, we will increase the Benefit Base by 7% of the Contract Value at the time you purchased the Rider (i.e., the Contract Value we used to determine the initial "Benefit Base" under the new Rider) if we did not previously Step-up the Benefit Base and/or Lifetime Income Amount. Each time you qualify for the Bonus applicable to Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up, we will increase the Guaranteed Withdrawal Balance by 5% of the Contract Value at the time you purchased the Rider (i.e., the Contract Value we used to determine the initial "Guaranteed Withdrawal Balance" under the new Rider) if we did not previously Step-up or Reset the Guaranteed Withdrawal Balance. Please see the annuity prospectus for additional information about qualifying for Bonuses, and the impact of Step-ups and Resets on Bonuses. We do not increase amounts guaranteed under Principal Returns by Bonuses.

          - Target Amount Adjustment (Income Plus for Life, Income Plus for Life - Joint Life). We establish the "Target Date" for the "Target Amount" adjustment described in the annuity prospectus as the later of the end of the first 10 Contract Years following your purchase of the new Rider or the Contract Anniversary on or next following the date the Covered Person (the younger Covered Person, in the case of Income Plus for Life - Joint Life) attains age 70. The Target Amount is 200% of the initial Benefit Base for the new Rider. We will increase the Target Amount by 200% of all Additional Purchase Payments you make in the first Contract Year following your purchase of the new Rider, and by 100% of all subsequent Additional Purchase Payments you make, subject to our Purchase Payment limits, until the applicable Target Date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million. You must take no withdrawals under your Contract after you purchase the Rider until the applicable Target Date to receive a Target Amount adjustment to the Benefit Base. Please see the annuity prospectus for additional information about the Target Amount adjustment.

          - Accumulation Benefit (Principal Returns). We will establish the "Accumulation Benefit" described in the Principal Returns Rider supplement on the 10th Contract Anniversary following your purchase of the new Rider. If you qualify for the Accumulation Benefit, your Contract Value at the end of this period will equal the greater of (a) your initial Guaranteed Withdrawal Balance under the new Rider or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. You must take no withdrawals under your Contract at any time for 10 Contract Years following your purchase of the new Rider to receive an Accumulation Benefit. Please see the annuity prospectus, including the Principal Returns Rider supplement, for additional information about the Accumulation Benefit.

Impact of Purchase Payments

Since the initial guarantees and other benefits under a new guaranteed minimum withdrawal benefit Rider reflect your Contract Value at the time of purchase, the amount we guarantee under a new Rider may be more or less than the amount of any Purchase Payments made before you purchased the new Rider. Please see the annuity prospectus, including the Principal Returns Rider supplement, for additional information about Step-ups and the impact of Additional Purchase Payments you make after you elect to purchase a new Rider.

WHAT IS THE IMPACT OF A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ON THE DEATH BENEFIT UNDER MY CONTRACT?

Effect of withdrawals

We reduce the death benefit payable under your Contract each time you make a withdrawal. If you purchase an Income Plus for Life or an Income Plus for Life - Joint Life Rider, we will reduce the death benefit on a dollar for dollar basis if you limit your annual withdrawals (including applicable withdrawal charges, if any) to the Lifetime Income Amount for that Rider. If you take annual withdrawals in excess of that amount, we will deduct the entire amount of that withdrawal on a "pro rata" basis (i.e., we reduce the death benefit by a percentage equal to the ratio of the withdrawal amount divided by your Contract Value prior to the withdrawal.) We reduce the death benefit on a pro rata basis under Contracts with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up or a Principal Returns Rider. Please see Appendix D for additional information on the effect of withdrawals under a guaranteed minimum withdrawal benefit Rider.

Continuation of Contract after death benefits become payable

Coverage under any of our guaranteed minimum withdrawal benefit Riders ends if the Beneficiary takes the death benefit as a lump sum. In certain circumstances, a Beneficiary may elect to continue a Contract in force after a death benefit becomes payable in lieu of taking the death benefit as a lump sum. The amount of coverage under a guaranteed minimum withdrawal benefit Rider will vary in these circumstances, depending on the Rider you elect to purchase and whether the Beneficiary under the Contract is a spouse (a "spousal Beneficiary"), or someone other than the spouse (a "non-spousal Beneficiary") of the deceased Owner (or deemed "Owner" if the Owner is a non-natural person).

CIRCUMSTANCES WHEN COVERAGE ENDS. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under a guaranteed minimum withdrawal benefit Rider ends:

          - (Income Plus for Life) if the deceased Owner is the Covered Person under the Rider.

          - (Income Plus for Life - Joint Life) if the deceased Owner is the last Covered Person under the Rider, or the only remaining Covered Person, under the Rider.

          - (Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up) (a) with respect to the Lifetime Income Amount, if the deceased Owner is the Covered Person; and (b) with respect to the Guaranteed Withdrawal Amount, if there is no remaining death benefit or Guaranteed Withdrawal Balance.

          - (Principal Returns) if the Guaranteed Withdrawal Balance is less than zero.

CIRCUMSTANCES WHEN COVERAGE MAY CONTINUE. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under a guaranteed minimum withdrawal benefit Rider may continue:

          - (Income Plus for Life) if the deceased Owner is not the Covered Person under the Rider. We will automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We will also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and will assess the Rider Fee based on the recalculated Benefit Base. If the Beneficiary is a spousal Beneficiary, the Rider continues to be eligible for any remaining Bonus amounts and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. The Rider does not continue to be eligible for any remaining Bonus amounts and Step-ups if the Beneficiary is a non-spousal Beneficiary.

          - (Income Plus for Life - Joint Life) only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased "Owner" and a tax qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups).

          - (Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up) (a) with respect to the Lifetime Income Amount, if the deceased Owner is not the Covered Person under the Rider; and (b) with respect to the Guaranteed Withdrawal Amount, if the Guaranteed Withdrawal Amount, the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date of its determination, if it's greater than the Guaranteed Withdrawal Balance. If the Beneficiary is a spousal Beneficiary, the Rider continues to be eligible for any remaining Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. The Rider does not continue to be eligible for any remaining Bonuses and Step-ups (other than the initial Step-up of the Guaranteed Withdrawal Balance to equal the death benefit) if the Beneficiary is a non-spousal Beneficiary.

          - (Principal Returns) if the Guaranteed Withdrawal Balance is greater than zero. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date of its determination, if it's greater than the Guaranteed Withdrawal Balance. The Rider continues to be eligible for any remaining Bonus amounts and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. The latest Step-up Date will be the Age 95 Contract Anniversary Date based on the earlier of: (a) the date the deceased owner would have attained age 95; or (b) the birthdate of the Beneficiary if that Beneficiary is older than the deceased Owner.

If death occurs during a Rider's "Settlement Phase," however, the only benefits we provide are the remaining settlement payments that may become due under the Rider.

You should carefully review and compare the impact on death benefits under your current guaranteed minimum withdrawal benefit Rider to the impact on death benefits under a different guaranteed minimum withdrawal benefit Rider.

                   Appendix U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

          -    Wealthmark ML3 Contracts with no optional benefit Riders;

          - Wealthmark ML3 Contracts with the Annual Step-up Death Benefit optional benefit Rider;

          - Wealthmark ML3 Contracts with the Enhanced Earnings Death Benefit optional benefit Rider; and

          - Wealthmark ML3 Contracts with the Annual Step-up Death Benefit optional benefit Rider and the Enhanced Earnings Death Benefit optional benefit Rider.

Please note Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, Principal Returns and the Accelerated Beneficiary Protection Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Wealthmark ML3

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

            ACCUMULATION UNIT VALUES- WEALTHMARK ML3 VARIABLE ANNUITY

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
500 INDEX TRUST B - NAV SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.228904        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                 1,262,185        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   108,137        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.224849        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   418,233        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   274,258        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.212686        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   860,913        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.208637        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   200,698        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.196498        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   151,793        --        --        --        --        --       --       --       --       --

ACTIVE BOND TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   13.036324        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.127449        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   595,668        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    29,596        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.023227        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.109909        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   163,090        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   166,983        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.984002        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.057430        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   407,522        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   12.970947        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.039983        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    85,843        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.931885        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.987793        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    70,561        --        --        --        --        --       --       --       --       --

AIM V.I. UTILITIES FUND PORTFOLIO (FORMERLY INVESCO VIF-UTILITIES FUND PORTFOLIO) (SUBSTITUTED WITH JHT TOTAL STOCK MARKET
INDEX TRUST EFF 5-03-2007) - SERIES I SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 22.190552 19.308088 15.887461 13.749481 12.500000       --       --       --       --
   Value at End of Year            -- 27.386336 22.190552 19.308088 15.887461 13.749481       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    51,594    58,086    43,917    29,487       509       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --     8,683     9,575     9,210     6,681        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED      ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 22.154734 19.286540 15.877680 13.747885 12.500000       --       --       --       --
   Value at End of Year            -- 27.328514 22.154734 19.286540 15.877680 13.747885       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    12,023    26,382    21,166    24,167     1,823       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    36,532    43,123    34,600    20,038        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 22.047642 19.222027 15.848371 13.743092 12.500000       --       --       --       --
   Value at End of Year            -- 27.155781 22.047642 19.222027 15.848371 13.743092       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    28,950    42,795    29,212    22,690        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 22.012076 19.200571 15.838617 13.741494 12.500000       --       --       --       --
   Value at End of Year            -- 27.098465 22.012076 19.200571 15.838617 13.741494       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     6,408     8,168     8,675     4,624        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 19.984421 17.457981 14.422808 12.500000        --       --       --       --       --
   Value at End of Year            -- 24.565526 19.984421 17.457981 14.422808        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     9,200    10,481     9,605     8,079        --       --       --       --       --

ALGER AMERICAN BALANCED PORTFOLIO (SUBSTITUTED WITH JHT INDEX ALLOCATION TRUST EFF 5-03-2007) - CLASS S SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 16.308066 17.695994 14.946458 12.797948 12.500000       --       --       --       --
   Value at End of Year            -- 16.757390 16.308066 17.695994 14.946458 12.797948       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   260,329   368,707    92,140   288,197     7,280       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    28,139    36,092     6,431    24,611        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 16.281712 17.676252 14.937246 12.796458 12.500000       --       --       --       --
   Value at End of Year            -- 16.721966 16.281712 17.676252 14.937246 12.796458       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    79,171   113,502    43,928   168,446    11,414       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    87,717    98,839    35,475    77,986        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 16.203000 17.617102 14.909664 12.791987 12.500000       --       --       --       --
   Value at End of Year            -- 16.616250 16.203000 17.617102 14.909664 12.791987       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   147,685   190,620    56,850   142,331       229       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 16.176838 17.597434 14.900487 12.790498 12.500000       --       --       --       --
   Value at End of Year            -- 16.581152 16.176838 17.597434 14.900487 12.790498       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    25,041    29,220    10,811    25,601     1,820       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 14.986916 15.491503 13.845925 12.500000        --       --       --       --       --
   Value at End of Year            -- 15.338515 14.986916 15.491503 13.845925        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    38,167    33,273     6,362    26,539        --       --       --       --       --

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (SUBSTITUTED WITH JHT ALL CAP CORE TRUST EFF 5-03-2007) - CLASS S SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 19.871082 15.329011 16.673305 12.627840 12.500000       --       --       --       --
   Value at End of Year            -- 23.253042 19.871082 15.329011 16.673305 12.627840       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    72,594    74,521   380,100    47,255     3,904       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --     6,735     6,651    39,200     2,364        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 19.839027 15.311881 16.663049 12.626368 12.500000       --       --       --       --
   Value at End of Year            -- 23.203954 19.839027 15.311881 16.663049 12.626368       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    26,605    57,733   170,993    48,281     1,336       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    45,024    32,285   131,252    21,455        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 19.743114 15.260644 16.632286 12.621953 12.500000       --       --       --       --
   Value at End of Year            -- 23.057263 19.743114 15.260644 16.632286 12.621953       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    50,662    57,644   218,711    36,084        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 19.711227 15.243608 16.622052 12.620485 12.500000       --       --       --       --
   Value at End of Year            -- 23.008554 19.711227 15.243608 16.622052 12.620485       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     6,497     5,158    32,732     4,927        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 17.326422 14.143465 14.654864 12.500000        --       --       --       --       --
   Value at End of Year            -- 20.194589 17.326422 14.143465 14.654864        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     7,599     5,770    34,866     4,922        --       --       --       --       --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   17.716825        --        --        --        --        --       --       --       --       --
   Value at End of Year     16.829578        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    63,269        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     9,488        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   19.799291        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.801518        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    19,764        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    48,106        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   19.652086        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.643177        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    39,263        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   19.603279        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.590709        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     8,450        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   21.946551        --        --        --        --        --       --       --       --       --
   Value at End of Year     20.792248        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,702        --        --        --        --        --       --       --       --       --

AMERICAN ASSET ALLOCATION TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   17.629067        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.464703        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    18,336        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     1,075        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   17.629019        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.458861        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,912        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     9,572        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.618536        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.484325        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    15,765        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   17.628827        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.435545        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.618397        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.467633        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    15,497        --        --        --        --        --       --       --       --       --

AMERICAN BOND TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   13.204532        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.132858        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     8,036        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.192968        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.116997        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,926        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       455        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   13.158326        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.069562        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     5,334        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   13.146786        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.053770        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.112256        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.006538        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

AMERICAN FUNDAMENTAL HOLDINGS TRUST - CLASS B SHARES (units first credited 11-12-2007)

Contracts with no Optional Benefits
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.560659        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    31,962        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.559813        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.557279        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.556435        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.553905        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

AMERICAN GLOBAL DIVERSIFICATION TRUST - CLASS B SHARES (units first credited 11-12-2007)

Contracts with no Optional Benefits
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.556037        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     5,820        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.555190        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.552660        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.551819        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.549288        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

AMERICAN GLOBAL GROWTH TRUST - CLASS B SHARES (units first credited 5-01-2007)

Contracts with no Optional Benefits
   Value at Start of Year   12.984624        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.207762        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,951        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       420        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   12.981152       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.203346       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,572       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     7,018       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.970760       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.190115       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   12.967302       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.185710       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.956920       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.172497       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST - CLASS B SHARES (units first credited 5-01-2007)

Contracts with no Optional Benefits
   Value at Start of Year   13.909432       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.479711       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.905711       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.475199       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,549       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   13.894580       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.461693       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   13.890881       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.457202       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.879759       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.443715       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

AMERICAN GROWTH TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   21.942685       --       --       --       --       --       --       --       --       --
   Value at End of Year     22.614095       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   131,589       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       846       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   21.898898       --       --       --       --       --       --       --       --       --
   Value at End of Year     22.561487       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    64,554       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     1,806       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   21.768071       --       --       --       --       --       --       --       --       --
   Value at End of Year     22.404411       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    86,065       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   21.724620       --       --       --       --       --       --       --       --       --
   Value at End of Year     22.352264       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,567       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   21.594798       --       --       --       --       --       --       --       --       --
   Value at End of Year     22.196606       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       221       --       --       --       --       --       --       --       --       --

AMERICAN GROWTH-INCOME TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   20.424415       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.913628       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    26,615       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   20.383627       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.867263       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    40,969       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     1,326       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   20.261842       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.728931       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    34,493       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   20.221434       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.683069       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     6,053       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   20.100586       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.545976       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,465       --       --       --       --       --       --       --       --       --

AMERICAN HIGH-INCOME BOND TRUST - CLASS B SHARES (units first credited 5-01-2007)

Contracts with no Optional Benefits
   Value at Start of Year   11.985758       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.951061       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   11.982566       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.947056       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   11.972959       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.935083       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   11.969758       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.931100       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   11.960167       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.919135       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

AMERICAN INTERNATIONAL TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   28.943614       --       --       --       --       --       --       --       --       --
   Value at End of Year     31.284032       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    73,905       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     3,275       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   28.885892       --       --       --       --       --       --       --       --       --
   Value at End of Year     31.211299       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    37,385       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     2,080       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   28.713366       --       --       --       --       --       --       --       --       --
   Value at End of Year     30.994061       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    40,177       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   28.656050       --       --       --       --       --       --       --       --       --
   Value at End of Year     30.921939       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,527       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   28.484887       --       --       --       --       --       --       --       --       --
   Value at End of Year     30.706696       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,732       --       --       --       --       --       --       --       --       --

AMERICAN NEW WORLD TRUST - CLASS B SHARES (units first credited 5-01-2007)

Contracts with no Optional Benefits
   Value at Start of Year   14.458819       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.902325       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       586       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       374       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   14.454961       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.897351       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,295       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   14.443403       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.882435       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   14.439545       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.877464       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   14.427990       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.862553       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

BLUE CHIP GROWTH TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   15.436994       --       --       --       --       --       --       --       --       --
   Value at End of Year     15.961624       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,574       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   16.506383       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.061698       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,010       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     5,469       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   16.383658       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.918010       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     5,554       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   16.342918       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.870353       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   18.527099       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.106011       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
CAPITAL APPRECIATION TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   13.954595       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.699512       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,120       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   15.205498       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.011892       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    11,660       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   15.092456       --       --       --       --       --       --       --       --       --
   Value at End of Year     15.877051       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,477       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   15.054933       --       --       --       --       --       --       --       --       --
   Value at End of Year     15.832329       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   18.382379       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.312375       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

CLASSIC VALUE TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   17.912872       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.431459       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,885       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   17.886013       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.405039       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   17.805749       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.326126       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   17.779065       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.299909       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   17.699272       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.221562       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

CORE EQUITY TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   16.040373       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.151893       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   16.016338       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.125997       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   15.944438       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.048589       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   15.920539       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.022884       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   15.849077        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.946046        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

CREDIT SUISSE TRUST GLOBAL SMALL CAP PORTFOLIO (FORMERLY CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO)
(SUBSTITUTED WITH JHT INTERNATIONAL EQUITY INDEX TRUST B EFF 5-03-2007) - NAV SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 26.101108 22.845737 19.685474 13.553339 12.500000       --       --       --       --
   Value at End of Year            -- 29.065374 26.101108 22.845737 19.685474 13.553339       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    28,576    35,272    29,679    16,182        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --     1,587     2,595     2,517     1,714        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 26.058984 22.820243 19.673365 13.551769 12.500000       --       --       --       --
   Value at End of Year            -- 29.003996 26.058984 22.820243 19.673365 13.551769       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     8,838    20,027     6,544     7,350     1,615       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --     7,549     9,143     8,260     5,342        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 25.933056 22.743935 19.637083 13.547045 12.500000       --       --       --       --
   Value at End of Year            -- 28.820675 25.933056 22.743935 19.637083 13.547045       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    17,460    20,724    15,998     9,025        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 25.891202 22.718553 19.625010 13.545468 12.500000       --       --       --       --
   Value at End of Year            -- 28.759824 25.891202 22.718553 19.625010 13.545468       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --       808     1,946       997     1,051        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 22.644064 19.899042 17.215287 12.500000        --       --       --       --       --
   Value at End of Year            -- 25.115304 22.644064 19.899042 17.215287        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     1,102     1,333     3,721     4,148        --       --       --       --       --

CREDIT SUISSETRUST-EMERGING MARKETS PORTFOLIO (SUBSTITUTED WITH JHT INTERNATIONAL EQUITY INDEX TRUST B EFF 5-03-2007) - NAV
SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 28.988695 23.034941 18.745555 13.338013 12.500000       --       --       --       --
   Value at End of Year            -- 37.787518 28.988695 23.034941 18.745555 13.338013       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    94,989   108,536    89,794    41,627     1,415       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --     2,711     5,372     5,237     4,334        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 28.941907 23.009229 18.734018 13.336460 12.500000       --       --       --       --
   Value at End of Year            -- 37.707740 28.941907 23.009229 18.734018 13.336460       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    29,761    48,262    43,663    30,398     1,931       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    33,244    48,759    37,824    17,461        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 28.802050 22.932281 18.699447 13.331808 12.500000       --       --       --       --
   Value at End of Year            -- 37.469443 28.802050 22.932281 18.699447 13.331808       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    63,775    82,873    68,804    41,011        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 28.755588 22.906689 18.687943 13.330249 12.500000       --       --       --       --
   Value at End of Year            -- 37.390359 28.755588 22.906689 18.687943 13.330249       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     6,246     8,025     9,152    11,128       189       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 27.215609 21.712365 17.740227 12.500000        --       --       --       --       --
   Value at End of Year            -- 35.335062 27.215609 21.712365 17.740227        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    13,915    11,922    11,714     3,229        --       --       --       --       --

DREYFUS I.P. MIDCAP STOCK PORTFOLIO (SUBSTITUTED WITH JHT MID CAP INDEX TRUST EFF 5-03-2007) - SERVICE SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 21.547849 20.108509 17.897178 13.838308 12.500000       --       --       --       --
   Value at End of Year            -- 22.823080 21.547849 20.108509 17.897178 13.838308       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   283,950   361,351   371,746   204,190    12,405       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    17,777    21,300    21,494     6,884        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 21.513056 20.086053 17.886154 13.836696 12.500000       --       --       --       --
   Value at End of Year            -- 22.774868 21.513056 20.086053 17.886154 13.836696       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   137,403   207,246   204,305   190,212     5,696       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --   105,765   133,225   128,546    85,434        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 21.409066 20.018865 17.853154 13.831872 12.500000       --       --       --       --
   Value at End of Year            -- 22.630891 21.409066 20.018865 17.853154 13.831872       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   172,284   208,076   204,728   109,344        74       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 21.374547 19.996540 17.842179 13.830261 12.500000       --       --       --       --
   Value at End of Year            -- 22.583149 21.374547 19.996540 17.842179 13.830261       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    14,722    27,561    26,678    24,688       666       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 18.386587 17.226952 15.394109 12.500000        --       --       --       --       --
   Value at End of Year            -- 19.397197 18.386587 17.226952 15.394109        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    39,969    43,018    41,759    38,052        --       --       --       --       --

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND INC (SUBSTITUTED WITH JHT QUANTITATIVE ALL CAP TRUST EFF 5-03-2007) - SERVICE
SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 18.033028 17.737606 17.022495 13.761587 12.500000       --       --       --       --
   Value at End of Year            -- 19.327700 18.033028 17.737606 17.022495 13.761587       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     6,278     6,086     5,922     5,792        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --     1,275     2,432     2,585     2,344        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 18.003934 17.717811 17.012020 13.759985 12.500000       --       --       --       --
   Value at End of Year            -- 19.286892 18.003934 17.717811 17.012020 13.759985       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    14,833    10,500    11,409    12,285     1,307       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --     8,266     9,384    16,936     6,583        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 17.916857 17.658505 16.980607 13.755178 12.500000       --       --       --       --
   Value at End of Year            -- 19.164906 17.916857 17.658505 16.980607 13.755178       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    19,606    21,804    22,969    20,277        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 17.887943 17.638805 16.970165 13.753582 12.500000       --       --       --       --
   Value at End of Year            -- 19.124445 17.887943 17.638805 16.970165 13.753582       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     1,067     1,099     1,099       597        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 15.429405 15.237283 14.681750 12.500000        --       --       --       --       --
   Value at End of Year            -- 16.471305 15.429405 15.237283 14.681750        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     2,508     2,584     2,624     1,433        --       --       --       --       --

DWS BALANCED VIP (FORMERLY SCUDDER TOTAL RETURN PORTFOLIO) (SUBSTITUTED WITH JHT INDEX ALLOCATION TRUST EFF 5-03-2007) -
CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 16.296307 15.944734 15.240750 13.180398 12.500000       --       --       --       --
   Value at End of Year            -- 17.604880 16.296307 15.944734 15.240750 13.180398       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   169,735   211,422   263,064   178,292     8,885       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    16,507    20,587    26,918    72,857        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 16.270016 15.926938 15.231369 13.178863 12.500000       --       --       --       --
   Value at End of Year            -- 17.567711 16.270016 15.926938 15.231369 13.178863       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    95,835   142,192   164,470   157,021    25,560       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    66,383    78,444    70,192    52,463        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 16.191319 15.873631 15.203245 13.174261 12.500000       --       --       --       --
   Value at End of Year            -- 17.456618 16.191319 15.873631 15.203245 13.174261       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    89,824   121,829   134,532    98,704        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 16.165171 15.855896 15.193872 13.172728 12.500000       --       --       --       --
   Value at End of Year            -- 17.419735 16.165171 15.855896 15.193872 13.172728       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    45,558    52,490    60,853    42,982     5,510       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 14.576573 14.319098 13.741888 12.500000        --       --       --       --       --
   Value at End of Year            -- 15.684367 14.576573 14.319098 13.741888        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    31,912    32,609    43,671    36,506        --       --       --       --       --

DWS BLUE CHIP VIP (FORMERLY SCUDDER BLUE CHIP PORTFOLIO) (SUBSTITUTED WITH JHT TOTAL STOCK MARKET INDEX TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 20.604689 19.097553 16.802492 13.475342 12.500000       --       --       --       --
   Value at End of Year            -- 23.346352 20.604689 19.097553 16.802492 13.475342       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   226,012   249,612   258,874   110,482     5,238       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    37,170    47,550    49,637    24,103        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 20.571437 19.076241 16.792152 13.473780 12.500000       --       --       --       --
   Value at End of Year            -- 23.297065 20.571437 19.076241 16.792152 13.473780       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    44,162    88,045    90,235    77,659     2,598       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    75,188    95,205    98,946    58,217        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 20.471992 19.012435 16.761158 13.469073 12.500000       --       --       --       --
   Value at End of Year            -- 23.149804 20.471992 19.012435 16.761158 13.469073       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   193,596   216,795   180,119    74,026       149       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 20.438928 18.991197 16.750839 14.717109 12.500000       --       --       --       --
   Value at End of Year            -- 23.100891 20.438928 18.991197 16.750839 13.467503       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    28,990    33,878    33,066    21,653        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 18.251404 16.983992 15.002953 12.500000        --       --       --       --       --
   Value at End of Year            -- 20.597635 18.251404 16.983992 15.002953        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    30,227    30,527    31,439    21,845        --       --       --       --       --

DWS BOND VIP (FORMERLY SVS BOND PORTFOLIO) (SUBSTITUTED WITH JHT BOND INDEX TRUST A EFF 5-03-2007)(NOW TOTAL BOND MARKET
TRUST A) - CLASS B SHARES (units first credited 9-16-2005)

Contracts with no Optional Benefits
   Value at Start of Year          -- 12.525729 12.500000        --        --        --       --       --       --       --
   Value at End of Year            -- 12.854269 12.525729        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    17,520     2,217        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --       863        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 12.521580 12.500000        --        --        --       --       --       --       --
   Value at End of Year            -- 12.843607 12.521580        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    32,689    10,122        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 12.509144 12.500000        --        --        --       --       --       --       --
   Value at End of Year            -- 12.811677 12.509144        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     6,609     6,111        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 12.504990        --        --        --        --       --       --       --       --
   Value at End of Year            -- 12.769187        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --       752        --        --        --        --       --       --       --       --

DWS CAPITAL GROWTH VIP (FORMERLY SCUDDER CAPITAL GROWTH PORTFOLIO) (SUBSTITUTED WITH JHT 500 INDEX TRUST B EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 19.202076 17.989187 17.004404 13.664030 12.500000       --       --       --       --
   Value at End of Year            -- 20.432019 19.202076 17.989187 17.004404 13.664030       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   797,758   652,355   203,532   104,484     3,571       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    84,880    52,673    14,987     6,422        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 19.171079 17.969098 16.993933 13.662440 12.500000       --       --       --       --
   Value at End of Year            -- 20.388882 19.171079 17.969098 16.993933 13.662440       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   215,656   208,823    85,675    80,902     4,372       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --   162,624   130,128    46,507    29,790        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 19.078380 17.908975 16.962566 13.657668 12.500000       --       --       --       --
   Value at End of Year            -- 20.259953 19.078380 17.908975 16.962566 13.657668       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   587,632   436,457   102,830    50,669        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 19.047597 17.888988 16.952127 13.656079 12.500000       --       --       --       --
   Value at End of Year            -- 20.217184 19.047597 17.888988 16.952127 13.656079       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    70,676    44,171    16,100    15,682        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 16.283035 15.315471 14.535228 12.500000        --       --       --       --       --
   Value at End of Year            -- 17.257023 16.283035 15.315471 14.535228        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   139,646    56,918    20,395    10,952        --       --       --       --       --

DWS CONSERVATIVE ALLOCATION VIP (FORMERLY SCUDDER INCOME & GROWTH STRATEGY PORTFOLIO) (SUBSTITUTED WITH JHT LIFESTYLE
MODERATE TRUST EFF 12-12-2007) - CLASS B SHARES (units first credited 8-16-2004)

Contracts with no Optional Benefits
   Value at Start of Year          -- 13.596594 13.242763 12.500000        --        --       --       --       --       --
   Value at End of Year            -- 14.552866 13.596594 13.242763        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   650,881   659,423   199,338        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    68,738    46,225     1,357        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 13.587284 13.240279 12.500000        --        --       --       --       --       --
   Value at End of Year            -- 14.535663 13.587284 13.240279        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    17,308        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --   177,499   146,982    54,506        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 13.559333 13.232832 12.500000        --        --       --       --       --       --
   Value at End of Year            -- 14.484068 13.559333 13.232832        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   554,725   460,756    93,811        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 13.550036 13.230348 12.500000        --        --       --       --       --       --
   Value at End of Year            -- 14.466922 13.550036 13.230348        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     1,454        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 13.522177 13.222909 12.500000        --        --       --       --       --       --
   Value at End of Year            -- 14.415611 13.522177 13.222909        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    33,017    32,776    16,835        --        --       --       --       --       --

DWS CORE FIXED INCOME VIP (FORMERLY SCUDDER FIXED INCOME PORTFOLIO) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year   13.669886 13.375810 13.350525 13.038355 12.653080 12.500000       --       --       --       --
   Value at End of Year     13.948588 13.669886 13.375810 13.350525 13.038355 12.653080       --       --       --       --
   Wealthmark ML3 No. of
      Units                   746,168 1,163,963 1,339,463 1,340,821   629,858    15,344       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    39,350    91,565    73,130    71,271    62,200        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.641014 13.354221 13.335619 13.030324 12.651613 12.500000       --       --       --       --
   Value at End of Year     13.912140 13.641014 13.354221 13.335619 13.030324 12.651613       --       --       --       --
   Wealthmark ML3 No. of
      Units                   255,277   303,397   469,960   491,816   501,320    29,070       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   170,481   245,062   272,901   274,889   139,561        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   13.554708 13.289591 13.290954 13.006236 12.647192 12.500000       --       --       --       --
   Value at End of Year     13.803285 13.554708 13.289591 13.290954 13.006236 12.647192       --       --       --       --
   Wealthmark ML3 No. of
      Units                   398,896   657,721   704,236   671,242    63,531        81       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   13.526076 13.268137 13.276119 12.998224 12.645718 12.500000       --       --       --       --
   Value at End of Year     13.767205 13.526076 13.268137 13.276119 12.998224 12.645718       --       --       --       --
   Wealthmark ML3 No. of
      Units                   199,527   204,208   208,866   203,422   150,022     1,643       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.066441 12.836449 12.863403 12.613118 12.500000        --       --       --       --       --
   Value at End of Year     13.279335 13.066441 12.836449 12.863403 12.613118        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    61,535    98,488    94,579    94,161    43,047        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
DWS DAVIS VENTURE VALUE VIP (FORMERLY SVS DAVIS VENTURE VALUE PORTFOLIO) (SUBSTITUTED WITH JHT FUNDAMENTAL VALUE TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 21.127700 19.663551 17.942923 14.094759 12.500000       --       --       --       --
   Value at End of Year            -- 23.763380 21.127700 19.663551 17.942923 14.094759       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   473,098   533,255   542,866   255,072     7,278       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    53,458    60,398    57,154    28,434        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 21.093602 19.641591 17.931869 14.093117 12.500000       --       --       --       --
   Value at End of Year            -- 23.713207 21.093602 19.641591 17.931869 14.093117       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   173,039   233,377   234,717   213,631     8,692       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --   185,585   223,402   206,311    95,807        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 20.991640 19.575887 17.898785 14.088206 12.500000       --       --       --       --
   Value at End of Year            -- 23.563318 20.991640 19.575887 17.898785 14.088206       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   290,857   357,567   345,565   158,768        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 20.957754 19.554040 17.887773 14.086566 12.500000       --       --       --       --
   Value at End of Year            -- 23.513560 20.957754 19.554040 17.887773 14.086566       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    30,019    34,357    34,313    35,136       422       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 17.903461 16.729316 15.326777 12.500000        --       --       --       --       --
   Value at End of Year            -- 20.056782 17.903461 16.729316 15.326777        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    61,196    63,245    63,755    32,030        --       --       --       --       --

DWS DREMAN FINANCIAL SERVICES VIP (FORMERLY SVS DREMAN FINANCIAL SERVICES PORTFOLIO) (MERGED INTO DWS DREMAN HIGH RETURN
EQUITY VIP EFF 9-15-2006) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          --        -- 20.119580 18.345784 14.602147 12.500000       --       --       --       --
   Value at End of Year            --        -- 19.700685 20.119580 18.345784 14.602147       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --   127,484   126,618    55,303     6,278       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --    12,730    13,197     9,732        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          --        -- 20.097117 18.334497 14.600449 12.500000       --       --       --       --
   Value at End of Year            --        -- 19.668881 20.097117 18.334497 14.600449       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --    69,777    80,552    83,453     5,063       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --    57,332    49,030    27,421        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          --        -- 20.029882 18.300655 14.595358 12.500000       --       --       --       --
   Value at End of Year            --        -- 19.573778 20.029882 18.300655 14.595358       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --    78,245    83,371    50,453        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          --        -- 20.007532 18.289396 14.593659 12.500000       --       --       --       --
   Value at End of Year            --        -- 19.542198 20.007532 18.289396 14.593659       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --    13,346    12,188     7,210       496       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          --        -- 15.853784 14.514166 12.500000        --       --       --       --       --
   Value at End of Year            --        -- 15.461920 15.853784 14.514166        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --     7,574    13,071    12,376        --       --       --       --       --

DWS DREMAN HIGH RETURN EQUITY VIP (FORMERLY SVS DREMAN HIGH RETURN EQUITY PORTFOLIO) (SUBSTITUTED WITH JHT QUANTITATIVE ALL
CAP TRUST EFF 5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 22.268262 21.055478 18.839379 14.566380 12.500000       --       --       --       --
   Value at End of Year            -- 25.893923 22.268262 21.055478 18.839379 14.566380       --       --       --       --
   Wealthmark ML3 No. of
      Units                        -- 1,064,597   908,978   908,361   517,412    30,795       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    82,888    62,910    50,619    31,935        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 22.232311 21.031961 18.827775 14.564687 12.500000       --       --       --       --
   Value at End of Year            -- 25.839227 22.232311 21.031961 18.827775 14.564687       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   444,834   528,058   517,778   515,075    19,424       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --   274,838   200,184   179,443    97,274        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 22.124863 20.961633 18.793042 14.559609 12.500000       --       --       --       --
   Value at End of Year            -- 25.675919 22.124863 20.961633 18.793042 14.559609       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   680,120   540,654   555,787   300,122       139       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 22.089150 20.938239 18.781491 14.557921 12.500000       --       --       --       --
   Value at End of Year            -- 25.621698 22.089150 20.938239 18.781491 14.557921       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   201,578   198,992   199,812   182,964     4,434       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 18.462238 17.526483 15.744807 12.500000        --       --       --       --       --
   Value at End of Year            -- 21.382773 18.462238 17.526483 15.744807        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   148,920   120,973   112,444    73,073        --       --       --       --       --

DWS DREMAN SMALL CAP VALUE VIP (FORMERLY SVS DREMAN SMALL CAP VALUE PORTFOLIO) (SUBSTITUTED WITH JHT SMALL CAP INDEX TRUST
EFF 5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 25.352160 23.476362 19.014587 13.646946 12.500000       --       --       --       --
   Value at End of Year            -- 31.071304 25.352160 23.476362 19.014587 13.646946       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   353,528   427,757   443,462   250,468    19,492       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    26,206    30,903    29,719    14,511        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 25.311219 23.450134 19.002865 13.645356 12.500000       --       --       --       --
   Value at End of Year            -- 31.005669 25.311219 23.450134 19.002865 13.645356       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   169,578   300,996   289,488   255,377    11,420       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    86,341   113,906   111,741    58,615        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 25.188897 23.371730 18.967820 13.640594 12.500000       --       --       --       --
   Value at End of Year            -- 30.809723 25.188897 23.371730 18.967820 13.640594       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   238,845   285,639   266,611   137,071        38       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 25.148251 23.345640 18.956153 13.639007 12.500000       --       --       --       --
   Value at End of Year            -- 30.744675 25.148251 23.345640 18.956153 13.639007       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    49,449    61,426    65,553    64,722     3,025       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 21.845633 20.310102 16.516165 12.500000        --       --       --       --       --
   Value at End of Year            -- 26.667189 21.845633 20.310102 16.516165        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    61,803    66,655    61,601    35,776        --       --       --       --       --

DWS EQUITY 500 INDEX VIP (FORMERLY SCUDDER VIT EQUITY 500 INDEX PORTFOLIO) - CLASS B SHARES (units first credited
9-16-2005)

Contracts with no Optional Benefits
   Value at Start of Year   22.086438 19.489590 12.500000        --        --        --       --       --       --       --
   Value at End of Year     22.776109 22.086438 19.489590        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   227,829   346,979   448,901        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    16,380    28,006    63,809        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   22.039777 19.458124 12.500000        --        --        --       --       --       --       --
   Value at End of Year     22.716567 22.039777 19.458124        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   101,776   181,305   211,698        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   138,269   202,741   232,276        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   21.900460 19.364052 12.500000        --        --        --       --       --       --       --
   Value at End of Year     22.538948 21.900460 19.364052        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   111,755   217,280   198,500        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   21.854207 19.332798 12.500000        --        --        --       --       --       --       --
   Value at End of Year     22.480052 21.854207 19.332798        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    83,462    88,380   106,118        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   18.495223 16.385842 12.500000        --        --        --       --       --       --       --
   Value at End of Year     18.996202 18.495223 16.385842        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    53,083    66,282    76,440        --        --        --       --       --       --       --

DWS GLOBAL OPPORTUNITIES VIP (FORMERLY SCUDDER GLOBAL DISCOVERY PORTFOLIO) (SUBSTITUTED WITH JHT GLOBAL TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 29.478783 25.382831 20.959795 14.323107 12.500000       --       --       --       --
   Value at End of Year            -- 35.342299 29.478783 25.382831 20.959795 14.323107       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   130,357   141,483   125,402    48,061     1,397       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --     6,166     6,020     6,468     3,304        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 29.431225 25.354506 20.946907 14.321443 12.500000       --       --       --       --
   Value at End of Year            -- 35.267686 29.431225 25.354506 20.946907 14.321443       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    38,461    58,308    36,969    36,537     3,797       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --     3,223    39,558    24,758    11,343        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 29.288984 25.269717 20.908264 14.316452 12.500000       --       --       --       --
   Value at End of Year            -- 35.044782 29.288984 25.269717 20.908264 14.316452       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    62,189    70,299    52,156    23,743        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 29.241717 25.241513 20.895405 14.314791 12.500000       --       --       --       --
   Value at End of Year            -- 34.970786 29.241717 25.241513 20.895405 14.314791       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    34,087    37,857    37,368    34,209        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 23.866956 20.632821 17.105940 12.500000        --       --       --       --       --
   Value at End of Year            -- 28.500333 23.866956 20.632821 17.105940        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    20,135    22,214    20,638    15,023        --       --       --       --       --

DWS GLOBAL THEMATIC VIP (FORMERLY SCUDDER GLOBAL BLUE CHIP PORTFOLIO) (SUBSTITUTED WITH JHT GLOBAL TRUST EFF 5-03-2007) -
CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 23.409063 19.426902 17.275013 13.617940 12.500000       --       --       --       --
   Value at End of Year            -- 29.855028 23.409063 19.426902 17.275013 13.617940       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    82,513    93,386    82,174    52,696       690       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    12,756    20,000    20,663    12,509        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 23.371291 19.405219 17.264383 13.616358 12.500000       --       --       --       --
   Value at End of Year            -- 29.791999 23.371291 19.405219 17.264383 13.616358       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    40,299    49,463    39,657    39,728     1,208       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    24,460    49,087    21,540    15,610        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 23.258313 19.340299 17.232515 13.611606 12.500000       --       --       --       --
   Value at End of Year            -- 29.603695 23.258313 19.340299 17.232515 13.611606       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    52,772    53,259    42,511    21,767        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 23.220774 19.318708 17.221904 13.610021 12.500000       --       --       --       --
   Value at End of Year            -- 29.541188 23.220774 19.318708 17.221904 13.610021       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     6,338     6,928     8,144     7,338        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 21.324683 17.767782 15.863150 12.500000        --       --       --       --       --
   Value at End of Year            -- 27.088478 21.324683 17.767782 15.863150        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     8,458     8,466     6,033     4,222        --       --       --       --       --

DWS GOVERNMENT & AGENCY SECURITIES VIP (FORMERLY SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO)

(SUBSTITUTED WITH JHT MONEY MARKET TRUST B EFF 5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 12.913340 12.840019 12.630000 12.609447 12.500000       --       --       --       --
   Value at End of Year            -- 13.177862 12.913340 12.840019 12.630000 12.609447       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   389,787 1,194,306 1,236,916   613,208    54,665       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    19,928    38,215    34,689    21,177        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 12.892480 12.825671 12.622215 12.607976 12.500000       --       --       --       --
   Value at End of Year            -- 13.150020 12.892480 12.825671 12.622215 12.607976       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   182,516   285,666   313,687   426,963    46,033       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    77,756    96,255    99,313    77,214        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 12.830117 12.782733 12.598887 12.603573 12.500000       --       --       --       --
   Value at End of Year            -- 13.066838 12.830117 12.782733 12.598887 12.603573       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   146,221   191,099   223,548   161,818     8,466       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 12.809374 12.768438 12.591122 12.602109 12.500000       --       --       --       --
   Value at End of Year            -- 13.039216 12.809374 12.768438 12.591122 12.602109       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    51,898    65,757    70,453    81,841     6,170       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 12.619733 12.598247 12.441999 12.500000        --       --       --       --       --
   Value at End of Year            -- 12.826969 12.619733 12.598247 12.441999        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    44,605    48,609    42,959    63,586        --       --       --       --       --

DWS GROWTH & INCOME VIP (FORMERLY SCUDDER GROWTH AND INCOME PORTFOLIO) (SUBSTITUTED WITH JHT 500 INDEX TRUST B EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 19.105866 18.369714 17.012338 13.666929 12.500000       --       --       --       --
   Value at End of Year            -- 21.290015 19.105866 18.369714 17.012338 13.666929       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   254,047   288,561   215,234    89,983     4,539       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    20,617    22,319    33,157     9,182        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 19.075024 18.349213 17.001872 13.665335 12.500000       --       --       --       --
   Value at End of Year            -- 21.245050 19.075024 18.349213 17.001872 13.665335       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   123,205   157,919    81,146    73,891     6,457       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    90,119    91,715    73,935    27,906        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 18.982819 18.287843 16.970493 13.660571 12.500000       --       --       --       --
   Value at End of Year            -- 21.110762 18.982819 18.287843 16.970493 13.660571       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   164,942   171,714   119,873    38,618       145       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 18.952177 18.267412 16.960034 13.658976 12.500000       --       --       --       --
   Value at End of Year            -- 21.066170 18.952177 18.267412 16.960034 13.658976       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    56,234    64,740    12,479    12,381        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 16.345530 15.778530 14.671334 12.500000        --       --       --       --       --
   Value at End of Year            -- 18.141621 16.345530 15.778530 14.671334        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    42,071    41,765    34,892    28,496        --       --       --       --       --

DWS GROWTH ALLOCATION VIP (FORMERLY SCUDDER GROWTH STRATEGY PORTFOLIO) (SUBSTITUTED WITH JHT LIFESTYLE GROWTH TRUST EFF
12-12-07) - CLASS B SHARES (units first credited 8-16-2004)

Contracts with no Optional Benefits
   Value at Start of Year          -- 14.289924 13.702437 12.500000        --        --       --       --       --       --
   Value at End of Year            -- 15.836512 14.289924 13.702437        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        -- 2,770,704 2,995,589   549,614        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --   248,357   211,262    41,752        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 14.280125 13.699866 12.500000        --        --       --       --       --       --
   Value at End of Year            -- 15.817775 14.280125 13.699866        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    15,254    30,881    13,412        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --   607,275   634,841   196,782        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 14.250751 13.692158 12.500000        --        --       --       --       --       --
   Value at End of Year            -- 15.761628 14.250751 13.692158        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        -- 2,386,881 2,878,052   851,901        --        --       --       --       --       --

Wealthmark ML3

                              YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED    ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                            12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            -------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 14.240979 13.689588 12.500000        --        --       --       --       --       --
   Value at End of Year           -- 15.742981 14.240979 13.689588        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --     5,468     7,367        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 14.211708 13.681896 12.500000        --        --       --       --       --       --
   Value at End of Year           -- 15.687136 14.211708 13.681896        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    95,492    95,771    29,365        --        --       --       --       --       --

DWS HEALTH CARE VIP (FORMERLY SCUDDER HEALTH SCIENCES PORTFOLIO) (SUBSTITUTED WITH JHT TOTAL STOCK MARKET INDEX TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 19.479041 18.325125 17.066587 13.024572 12.500000       --       --       --       --
   Value at End of Year           -- 20.267019 19.479041 18.325125 17.066587 13.024572       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    95,647   119,727   132,572    72,017     5,869       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    14,895    17,983    17,733    11,693        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 19.447585 18.304664 17.056079 13.023056 12.500000       --       --       --       --
   Value at End of Year           -- 20.224204 19.447585 18.304664 17.056079 13.023056       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    41,673    77,854    84,919    78,571     4,413       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    69,791    80,140    70,620    45,296        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 19.353561 18.243427 17.024611 13.018514 12.500000       --       --       --       --
   Value at End of Year           -- 20.096327 19.353561 18.243427 17.024611 13.018514       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    83,088    90,519   104,436    51,011        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 19.322303 18.223050 17.014119 13.016994 12.500000       --       --       --       --
   Value at End of Year           -- 20.053864 19.322303 18.223050 17.014119 13.016994       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    12,321    20,471    22,627    13,878       559       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 16.815387 15.882498 14.851180 12.500000        --       --       --       --       --
   Value at End of Year           -- 17.425939 16.815387 15.882498 14.851180        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    13,139    15,398    21,072    20,249        --       --       --       --       --

DWS HIGH INCOME VIP (FORMERLY SCUDDER HIGH INCOME PORTFOLIO) (SUBSTITUTED WITH JHT ACTIVE BOND TRUST EFF 5-03-2007) -
CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 18.183705 17.875211 16.214878 13.278660 12.500000       --       --       --       --
   Value at End of Year           -- 19.695884 18.183705 17.875211 16.214878 13.278660       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   404,615   532,529   618,499   509,453    14,158       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    19,310     2,384    31,347    16,706        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 18.154357 17.855269 16.204901 13.277116 12.500000       --       --       --       --
   Value at End of Year           -- 19.654304 18.154357 17.855269 16.204901 13.277116       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   157,439   227,019   293,153   305,817    27,805       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    93,474   110,349   139,187    82,546        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 18.066554 17.795511 16.174982 13.272482 12.500000       --       --       --       --
   Value at End of Year           -- 19.530005 18.066554 17.795511 16.174982 13.272482       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   231,967   266,362   154,093   198,132        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 18.037392 17.775650 16.165026 13.270938 12.500000       --       --       --       --
   Value at End of Year           -- 19.488758 18.037392 17.775650 16.165026 13.270938       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    58,770    63,910    66,331    55,532       832       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 15.343766 15.143753 13.792324 12.500000        --       --       --       --       --
   Value at End of Year           -- 16.553622 15.343766 15.143753 13.792324        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    62,848    64,500    84,668    62,990        --       --       --       --       --

Wealthmark ML3

                              YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED    ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                            12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            -------- --------- --------- --------- --------- --------- -------- -------- -------- --------
DWS INCOME ALLOCATION VIP (FORMERLY SCUDDER CONSERVATIVE INCOME STRATEGY PORTFOLIO) (MERGED INTO DWS CONSERVATIVE
ALLOCATION VIP EFF 9-15-2006) - CLASS B SHARES (units first credited 8-16-2004)

Contracts with no Optional Benefits
   Value at Start of Year         --        -- 13.031564 12.500000        --        --       --       --       --       --
   Value at End of Year           --        -- 13.271571 13.031564        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --   106,688    28,399        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --    26,228        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         --        -- 13.029123 12.500000        --        --       --       --       --       --
   Value at End of Year           --        -- 13.262468 13.029123        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    18,029        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --    26,391        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         --        -- 13.021790 12.500000        --        --       --       --       --       --
   Value at End of Year           --        -- 13.235200 13.021790        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --   104,639     6,918        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         --        --        -- 12.500000        --        --       --       --       --       --
   Value at End of Year           --        --        -- 13.019344        --        --       --       --       --       --
   No. of Units                   --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         --        -- 13.012018 12.500000        --        --       --       --       --       --
   Value at End of Year           --        -- 13.198909 13.012018        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --     2,942        --        --        --       --       --       --       --

DWS INTERNATIONAL SELECT EQUITY VIP (FORMERLY SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO) (SUBSTITUTED WITH JHT
INTERNATIONAL EQUITY INDEX TRUST B EFF 5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 22.409959 19.984631 17.242201 13.543828 12.500000       --       --       --       --
   Value at End of Year           -- 27.567841 22.409959 19.984631 17.242201 13.543828       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   268,086   308,800   311,334   140,781     5,208       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    21,432    42,169    23,410    10,380        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 22.373781 19.962315 17.231578 13.542248 12.500000       --       --       --       --
   Value at End of Year           -- 27.509626 22.373781 19.962315 17.231578 13.542248       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   101,153   150,540   145,660   133,915     1,326       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    83,782    79,326    75,544    27,246        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 22.265628 19.895551 17.199779 13.537530 12.500000       --       --       --       --
   Value at End of Year           -- 27.335729 22.265628 19.895551 17.199779 13.537530       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   144,125   172,552   170,627    49,615        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 22.229675 19.873336 17.189189 13.535953 12.500000       --       --       --       --
   Value at End of Year           -- 27.277981 22.229675 19.873336 17.189189 13.535953       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    87,097    97,955    99,809    73,354       689       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 20.718982 18.550479 16.069136 12.500000        --       --       --       --       --
   Value at End of Year           -- 25.386220 20.718982 18.550479 16.069136        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    40,338    50,334    36,089    18,838        --       --       --       --       --

DWS INTERNATIONAL VIP (FORMERLY SCUDDER INTERNATIONAL PORTFOLIO) (SUBSTITUTED WITH JHT INTERNATIONAL VALUE TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 21.767100 19.122918 16.725489 13.334235 12.500000       --       --       --       --
   Value at End of Year           -- 26.859209 21.767100 19.122918 16.725489 13.334235       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   277,435   311,749   323,239   100,782     7,802       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    34,819    32,982    32,228    15,133        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 21.731956 19.101569 16.715194 13.332685 12.500000       --       --       --       --
   Value at End of Year           -- 26.802471 21.731956 19.101569 16.715194 13.332685       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    69,894   101,903   101,286    93,700     9,752       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    74,458    80,482   104,641    47,796        --       --       --       --       --

Wealthmark ML3

                              YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED    ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                            12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            -------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 21.626894 19.037659 16.684339 13.328040 12.500000       --       --       --       --
   Value at End of Year           -- 26.633047 21.626894 19.037659 16.684339 13.328040       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   273,486   291,380   269,088    94,320        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 21.591983 19.016402 16.674061 13.326481 12.500000       --       --       --       --
   Value at End of Year           -- 26.576803 21.591983 19.016402 16.674061 13.326481       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    19,801    23,003    26,146    24,853     1,097       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 20.278472 17.886306 15.706761 12.500000        --       --       --       --       --
   Value at End of Year           -- 24.922757 20.278472 17.886306 15.706761        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    36,982    38,567    44,534    14,945        --       --       --       --       --

DWS JANUS GROWTH & INCOME VIP (FORMERLY SVS JANUS GROWTH & INCOME PORTFOLIO) (SUBSTITUTED WITH JHT QUANTITATIVE ALL CAP
TRUST EFF 5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 19.892367 18.102296 16.567538 13.532412 12.500000       --       --       --       --
   Value at End of Year           -- 21.129880 19.892367 18.102296 16.567538 13.532412       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   271,077   304,158   261,735   136,923     4,260       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    22,855    32,158    26,345    10,721        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 19.860258 18.082086 16.557342 13.530838 12.500000       --       --       --       --
   Value at End of Year           -- 21.085262 19.860258 18.082086 16.557342 13.530838       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    98,219   126,807   127,576   127,278     6,019       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    38,454    51,449    45,832    31,296        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 19.764224 18.021573 16.526765 13.526110 12.500000       --       --       --       --
   Value at End of Year           -- 20.951929 19.764224 18.021573 16.526765 13.526110       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   194,454   219,832   175,889    74,617        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 19.732318 18.001455 16.516586 13.524537 12.500000       --       --       --       --
   Value at End of Year           -- 20.907688 19.732318 18.001455 16.516586 13.524537       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    21,950    29,470    29,122    29,948     1,127       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 17.177104 15.693817 14.420970 12.500000        --       --       --       --       --
   Value at End of Year           -- 18.173065 17.177104 15.693817 14.420970        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    19,874    23,123    24,256    18,510        --       --       --       --       --

DWS JANUS GROWTH OPPORTUNITIES VIP (FORMERLY SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO) (MERGED INTO DWS CAPITAL GROWTH
ALLOCATION VIP EFF 12-08-2006)(NOW LIFESTYLE GROWTH TRUST) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         --        -- 18.981257 17.198006 13.849786 12.500000       --       --       --       --
   Value at End of Year           --        -- 20.001846 18.981257 17.198006 13.849786       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    87,125    58,106    44,937     2,554       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --    40,674     4,273     2,064        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         --        -- 18.960063 17.187413 13.848177 12.500000       --       --       --       --
   Value at End of Year           --        -- 19.969562 18.960063 17.187413 13.848177       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    35,559    32,694    36,748     1,485       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --    14,764    13,106    10,161        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         --        -- 18.896649 16.526765 13.526110 12.500000       --       --       --       --
   Value at End of Year           --        -- 19.873037 18.896649 16.526765 13.526110       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    48,547    61,632    41,597        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         --        -- 18.875558 17.145147 13.841733 12.500000       --       --       --       --
   Value at End of Year           --        -- 19.840962 18.875558 17.145147 13.841733       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    17,907    19,718    19,367     2,812       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         --        -- 15.998950 14.554111 12.500000        --       --       --       --       --
   Value at End of Year           --        -- 16.792110 15.998950 14.554111        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    37,551    14,969    11,907        --       --       --       --       --

Wealthmark ML3

                              YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED    ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                            12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            -------- --------- --------- --------- --------- --------- -------- -------- -------- --------
DWS LARGE CAP VALUE VIP (FORMERLY SCUDDER LARGE CAP VALUE PORTFOLIO) (SUBSTITUTED WITH JHT QUANTITATIVE VALUE TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 19.613598 19.629625 18.200872 13.997728 12.500000       --       --       --       --
   Value at End of Year           -- 22.180143 19.613598 19.629625 18.200872 13.997728       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   365,253   421,484   421,394   133,082    13,000       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    17,200    22,948    49,465    11,078        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 19.581942 19.607720 18.189667 13.996098 12.500000       --       --       --       --
   Value at End of Year           -- 22.133319 19.581942 19.607720 18.189667 13.996098       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    71,140   141,183   143,416   128,649     9,721       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    79,738    92,804    88,127    54,536        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 18.764823 19.542114 18.156094 13.991219 12.500000       --       --       --       --
   Value at End of Year           -- 21.178048 18.764823 19.542114 18.156094 13.991219       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   193,453   234,362   239,378   120,189        36       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 19.455829 19.520328 18.144939 13.989593 12.500000       --       --       --       --
   Value at End of Year           -- 21.946971 19.455829 19.520328 18.144939 13.989593       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    12,449    15,089    14,737    14,419     2,476       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 16.551570 16.631297 15.482726 12.500000        --       --       --       --       --
   Value at End of Year           -- 18.642947 16.551570 16.631297 15.482726        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    19,849    26,932    35,382    12,016        --       --       --       --       --

DWS LEGG MASON AGGRESSIVE GROWTH VIP (FORMERLY SCUDDER SALOMON AGGRESSIVE GROWTH PORTFOLIO) (MERGED INTO DWS CAPITAL
GROWTH PORTFOLIO VIP EFF 12-08-2006) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         --        -- 19.695990 19.154630 14.397062 12.500000       --       --       --       --
   Value at End of Year           --        -- 23.386375 20.997452 19.154630 14.397062       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    49,319    44,644    31,995     1,443       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --     3,302    28,017     1,737        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         --        -- 19.674020 19.142849 14.395388 12.500000       --       --       --       --
   Value at End of Year           --        -- 23.348623 20.974012 19.142849 14.395388       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    23,160    25,322    22,378        69       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --    20,162    13,327     7,317        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         --        -- 19.608200 19.107541 14.390377 12.500000       --       --       --       --
   Value at End of Year           --        -- 23.235771 20.903862 19.107541 14.390377       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    31,057    31,258    28,153        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         --        -- 19.586319 19.095788 14.388700 12.500000       --       --       --       --
   Value at End of Year           --        -- 23.198283 20.880543 19.095788 14.388700       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    17,674    17,743    17,203       279       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         --        -- 15.354185 15.458597 12.500000        --       --       --       --       --
   Value at End of Year           --        -- 18.723459 16.878005 15.458597        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    10,071    13,523     5,133        --       --       --       --       --

DWS MERCURY LARGE CAP CORE VIP (FORMERLY SCUDDER MERCURY LARGE CAP CORE PORTFOLIO) (MERGED INTO DWS GROWTH & INCOME VIP
EFF 12-08-2006) - CLASS B SHARES (units first credited 11-15-2004)

Contracts with no Optional Benefits
   Value at Start of Year         --        -- 12.960554 12.500000        --        --       --       --       --       --
   Value at End of Year           --        -- 14.377812 12.960554        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --     9,420       387        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         --        -- 12.959734 12.500000        --        --       --       --       --       --
   Value at End of Year           --        -- 14.369735 12.959734        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    26,716    17,695        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --     5,827       238        --        --       --       --       --       --

Wealthmark ML3

                              YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED    ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                            12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            -------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         --        -- 12.957289 12.500000        --        --       --       --       --       --
   Value at End of Year           --        -- 14.345569 12.957289        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    17,975    15,190        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         --        -- 12.956470 12.500000        --        --       --       --       --       --
   Value at End of Year           --        -- 14.337519 12.956470        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --     1,999       646        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         --        -- 12.954025 12.500000        --        --       --       --       --       --
   Value at End of Year           --        -- 14.313403 12.954025        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --     1,813       600        --        --       --       --       --       --

DWS MFS STRATEGIC VALUE VIP (FORMERLY SVS MFS STRATEGIC VALUE PORTFOLIO) (MERGED INTO DWS DREMAN HIGH RETURN EQUITY VIP
EFF 9-15-2006) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 19.414587 20.793075 18.006934 14.488821 12.500000       --       --       --       --
   Value at End of Year           -- 22.428131 19.414587 20.793075 18.006934 14.488821       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --             293,618   295,670    90,342     2,581       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --    39,679    50,229    17,343        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         --        -- 20.769867 17.995848 14.487138 12.500000       --       --       --       --
   Value at End of Year           --        -- 19.383242 20.769867 17.995848 14.487138       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    60,509    69,576    69,327     4,525       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --    85,963    92,730    43,294        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         --        -- 20.700406 17.962642 14.482088 12.500000       --       --       --       --
   Value at End of Year           --        -- 19.289552 20.700406 17.962642 14.482088       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --   211,714   204,668    50,734        99       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         --        -- 20.677279 17.951585 14.480405 12.500000       --       --       --       --
   Value at End of Year           --        -- 19.258387 20.677279 17.951585 14.480405       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    26,709    23,379    23,402       498       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         --        -- 17.175556 14.933894 12.500000        --       --       --       --       --
   Value at End of Year           --        -- 15.973039 17.175556 14.933894        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    37,364    37,108    22,316        --       --       --       --       --

DWS MID CAP GROWTH VIP (FORMERLY SCUDDER MID CAP GROWTH PORTFOLIO) (SUBSTITUTED WITH JHT QUANTITATIVE MID CAP TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 22.213524 19.695990 19.327045 14.725658 12.500000       --       --       --       --
   Value at End of Year           -- 24.155099 22.213524 19.695990 19.327045 14.725658       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    21,045    21,928    25,730    17,135     1,341       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --     3,787     4,458     5,241     3,279        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 22.177689 19.674020 19.315163 14.723944 12.500000       --       --       --       --
   Value at End of Year           -- 24.104099 22.177689 19.674020 19.315163 14.723944       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --     8,016     9,929     8,397     7,996       470       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    47,127    37,318    42,559    28,846        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 22.070475 19.608200 19.279525 14.718819 12.500000       --       --       --       --
   Value at End of Year           -- 23.951708 22.070475 19.608200 19.279525 14.718819       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    38,467    37,410    54,904    23,794        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 22.034863 19.586319 19.267670 14.717109 12.500000       --       --       --       --
   Value at End of Year           -- 23.901138 22.034863 19.586319 19.267670 14.717109       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --     1,091     2,821     2,640     2,489        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 17.247865 15.354185 15.127128 12.500000        --       --       --       --       --
   Value at End of Year           -- 18.680720 17.247865 15.354185 15.127128        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --     5,164     9,539     7,051     5,582        --       --       --       --       --

Wealthmark ML3

                              YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED    ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                            12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            -------- --------- --------- --------- --------- --------- -------- -------- -------- --------
DWS MODERATE ALLOCATION VIP (FORMERLY SCUDDER GROWTH & INCOME STRATEGY PORTFOLIO) (SUBSTITUTED WITH JHT LIFESTYLE BALANCED
TRUST EFF 12-12-2007) - CLASS B SHARES (units first credited 8-16-2004)

Contracts with no Optional Benefits
   Value at Start of Year         -- 13.916458 13.466385 12.500000        --        --       --       --       --       --
   Value at End of Year           -- 15.186211 13.916458 13.466385        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       -- 2,652,491 2,911,360   576,951        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --   323,798   320,545   198,969        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 13.906916 13.463866 12.500000        --        --       --       --       --       --
   Value at End of Year           -- 15.168233 13.906916 13.463866        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    34,565    34,656        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --   278,551   288,834   102,256        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 13.878311 13.456285 12.500000        --        --       --       --       --       --
   Value at End of Year           -- 15.114401 13.878311 13.456285        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       -- 1,937,782 2,125,079   455,015        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         --        --        -- 12.500000        --        --       --       --       --       --
   Value at End of Year           --        --        -- 13.453763        --        --       --       --       --       --
   No. of Units                   --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 13.840286 13.446193 12.500000        --        --       --       --       --       --
   Value at End of Year           -- 15.042972 13.840286 13.446193        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    81,139    78,561     2,363        --        --       --       --       --       --

DWS MONEY MARKET VIP (FORMERLY SCUDDER MONEY MARKET PORTFOLIO) (SUBSTITUTED WITH JHT MONEY MARKET TRUST B EFF 5-03-2007) -
CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 12.287487 12.195132 12.333747 12.486421 12.500000       --       --       --       --
   Value at End of Year           -- 12.600184 12.287487 12.195132 12.333747 12.486421       --       --       --       --
   Wealthmark ML3 No. of
      Units                       -- 1,043,873 1,049,894 1,132,609 2,332,293    43,685       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    24,249    29,771    64,828   109,602        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 12.267642 12.181510 12.326153 12.484967 12.500000       --       --       --       --
   Value at End of Year           -- 12.573563 12.267642 12.181510 12.326153 12.484967       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   138,051   406,191   216,090   243,809    49,847       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    81,387    89,416    86,313   118,764        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 12.208303 12.140729 12.303379 12.480608 12.500000       --       --       --       --
   Value at End of Year           -- 12.494032 12.208303 12.140729 12.303379 12.480608       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   486,182   591,828   139,381   170,743     4,801       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 12.188561 12.127139 12.295779 12.479151 12.500000       --       --       --       --
   Value at End of Year           -- 12.467610 12.188561 12.127139 12.295779 12.479151       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --     2,773     9,488    20,764    53,528    16,147       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 12.207193 12.163868 12.351576 12.500000        --       --       --       --       --
   Value at End of Year           -- 12.468008 12.207193 12.163868 12.351576        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    46,933    47,320    81,221    35,150        --       --       --       --       --

DWS OAK STRATEGIC EQUITY VIP (FORMERLY SVS OAK STRATEGIC EQUITY PORTFOLIO) (MERGED INTO DWS CAPITAL GROWTH VIP EFF
12-08-2006) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         --        -- 22.314400 22.489159 15.330888 12.500000       --       --       --       --
   Value at End of Year           --        -- 20.962644 22.314400 22.489159 15.330888       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --             143,559   158,792    65,627     3,032       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --    15,667    16,222     5,014        --       --       --       --       --

Wealthmark ML3

                              YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED    ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                            12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            -------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         --        -- 22.289494 22.475335 15.329108 12.500000       --       --       --       --
   Value at End of Year           --        -- 20.928806 22.289494 22.475335 15.329108       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    45,333    54,582    51,727     6,840       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --        --    29,398    30,747    22,739        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         --        -- 22.214944 22.433891 15.323762 12.500000       --       --       --       --
   Value at End of Year           --        -- 20.827632 22.214944 22.433891 15.323762       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --   113,489   111,979    47,151        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         --        -- 22.190153 22.420093 15.321982 12.500000       --       --       --       --
   Value at End of Year           --        -- 20.794019 22.190153 22.420093 15.321982       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --     6,134     5,448     4,374       234       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         --        -- 15.530856 15.715414 12.500000        --       --       --       --       --
   Value at End of Year           --        -- 14.531941 15.530856 15.715414        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --        --    48,302    49,426    22,921        --       --       --       --       --

DWS RREEF REAL ESTATE SECURITIES VIP (FORMERLY SCUDDER REAL ESTATE SECURITIES PORTFOLIO) (SUBSTITUTED WITH JHT REAL ESTATE
SECURITIES TRUST EFF 5-03-2007) - CLASS B SHARES (units first credited 5-01-2003)

Contracts with no Optional Benefits
   Value at Start of Year         -- 19.788364 19.625541 15.262686 12.500000        --       --       --       --       --
   Value at End of Year           -- 28.987085 19.788364 19.625541 15.262686        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   174,333   222,361   238,838    76,829        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    23,724    27,436    27,887    15,637        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 19.762124 19.609278 15.257684 12.500000        --       --       --       --       --
   Value at End of Year           -- 28.934237 19.762124 19.609278 15.257684        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    35,536    35,072    36,798    18,615        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    84,213   105,394   106,198    66,435        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 19.683541 19.560547 15.242659 12.500000        --       --       --       --       --
   Value at End of Year           -- 28.776177 19.683541 19.560547 15.242659        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   121,811   173,275   198,076    85,492        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 19.657426 19.544334 15.237661 12.500000        --       --       --       --       --
   Value at End of Year           -- 28.723690 19.657426 19.544334 15.237661        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --     1,059     3,019     5,724     3,435        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 19.579264 19.495770 15.222660 12.500000        --       --       --       --       --
   Value at End of Year           -- 28.566783 19.579264 19.495770 15.222660        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    15,287    23,558    26,259    14,008        --       --       --       --       --

DWS SMALL CAP GROWTH VIP (FORMERLY SCUDDER SMALL CAP GROWTH PORTFOLIO) (SUBSTITUTED WITH JHT SMALL CAP INDEX TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 21.188993 20.181890 18.562080 14.240551 12.500000       --       --       --       --
   Value at End of Year           -- 21.844490 21.188993 20.181890 18.562080 14.240551       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   191,008   208,844   181,262   105,727     9,273       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    24,824    27,804    16,148     6,913        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 21.154815 20.159371 18.550650 14.238890 12.500000       --       --       --       --
   Value at End of Year           -- 21.798384 21.154815 20.159371 18.550650 14.238890       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    81,110   132,545    98,547    90,719     3,409       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    71,584    85,447    79,981    52,981        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 21.052554 20.091934 18.516429 14.233923 12.500000       --       --       --       --
   Value at End of Year           -- 21.660553 21.052554 20.091934 18.516429 14.233923       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   188,165   214,176   171,348    94,423        --       --       --       --       --

Wealthmark ML3

                              YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED    ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                            12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            -------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 21.018583 20.069514 18.505046 14.232268 12.500000       --       --       --       --
   Value at End of Year           -- 21.614829 21.018583 20.069514 18.505046 14.232268       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    46,028    58,145    42,029    35,094       324       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 16.936471 16.195923 14.955892 12.500000        --       --       --       --       --
   Value at End of Year           -- 17.390860 16.936471 16.195923 14.955892        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    59,088    63,336    40,185    23,460        --       --       --       --       --

DWS STRATEGIC INCOME VIP (FORMERLY SCUDDER STRATEGIC INCOME PORTFOLIO) (SUBSTITUTED WITH JHT ACTIVE BOND TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 5-01-2003)

Contracts with no Optional Benefits
   Value at Start of Year         -- 13.558960 13.523844 12.699285 12.500000        --       --       --       --       --
   Value at End of Year           -- 14.504739 13.558960 13.523844 12.699285        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   187,999   230,886   221,347    84,933        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    14,887    15,293    14,274     8,296        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 13.540955 13.512619 12.695110 12.500000        --       --       --       --       --
   Value at End of Year           -- 14.478257 13.540955 13.512619 12.695110        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --     8,807    62,126    50,428    52,122        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --   100,278    90,030    68,271    45,712        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 13.487078 13.479007 12.682585 12.500000        --       --       --       --       --
   Value at End of Year           -- 14.399101 13.487078 13.479007 12.682585        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --   186,857   203,771   223,348   125,317        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 13.469171 13.467826 12.678425 12.500000        --       --       --       --       --
   Value at End of Year           -- 14.372821 13.469171 13.467826 12.678425        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --       325       326       268        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 13.415576 13.434326 12.665919 12.500000        --       --       --       --       --
   Value at End of Year           -- 14.294226 13.415576 13.434326 12.665919        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    40,559    44,932    32,323    18,105        --       --       --       --       --

DWS TECHNOLOGY VIP (FORMERLY SCUDDER TECHNOLOGY GROWTH PORTFOLIO) (SUBSTITUTED WITH JHT TOTAL STOCK MARKET INDEX TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year         -- 22.911873 22.555051 22.597553 15.715344 12.500000       --       --       --       --
   Value at End of Year           -- 22.635622 22.911873 22.555051 22.597553 15.715344       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    65,311    89,212    91,554    58,970     6,079       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    12,234    14,838    15,882    11,460        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year         -- 22.874894 22.529871 22.583655 15.713519 12.500000       --       --       --       --
   Value at End of Year           -- 22.587815 22.874894 22.529871 22.583655 15.713519       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    24,212    42,175    48,245    45,733     3,145       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       --    39,020    42,274    36,402    20,389        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year         -- 22.764327 22.454536 22.542022 15.708046 12.500000       --       --       --       --
   Value at End of Year           -- 22.445013 22.764327 22.454536 22.542022 15.708046       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    57,241    61,511    69,335    49,389        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year         -- 22.727617 22.429494 22.528180 15.370622 12.500000       --       --       --       --
   Value at End of Year           -- 22.397635 22.727617 22.429494 22.528180 15.370622       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --     7,177    19,213    18,732    16,838        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year         -- 16.148508 15.960535 16.054894 12.500000        --       --       --       --       --
   Value at End of Year           -- 15.890251 16.148508 15.960535 16.054894        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       --    22,298    24,594    23,030    21,323        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
DWS TEMPLETON FOREIGN VALUE VIP (FORMERLY SCUDDER TEMPLETON FOREIGN VALUE PORTFOLIO) (MERGED INTO DWS INTERNATIONAL SELECT EQUITY
VIP EFF 12-08-2006) - CLASS B SHARES (units first credited 11-15-2004)

Contracts with no Optional Benefits
   Value at Start of Year          --        -- 13.172646 12.500000        --        --       --       --       --       --
   Value at End of Year            --        -- 14.025252 13.172646        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --    19,311        76        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --     4,464     4,097        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          --        -- 13.171817 12.500000        --        --       --       --       --       --
   Value at End of Year            --        -- 14.017380 13.171817        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --     9,082        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --     4,030        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          --        -- 13.169335 12.500000        --        --       --       --       --       --
   Value at End of Year            --        -- 13.993790 13.169335        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --    13,033     1,176        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          --        --        -- 12.500000        --        --       --       --       --       --
   Value at End of Year            --        --        -- 13.168504        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          --        -- 13.166022 12.500000        --        --       --       --       --       --
   Value at End of Year            --        -- 13.962393 13.166022        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --       183        --        --        --       --       --       --       --

DWS TURNER MID CAP GROWTH VIP (FORMERLY SVS TURNER MID CAP GROWTH PORTFOLIO) (SUBSTITUTED WITH JHT QUANTITATIVE MID CAP TRUST EFF
5-03-2007) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          -- 24.237151 22.147940 20.353128 13.973493 12.500000       --       --       --       --
   Value at End of Year            -- 25.322570 24.237151 22.147940 20.353128 13.973493       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --   140,351   151,119   143,500    93,534     5,464       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    24,146    36,903     8,608     2,379        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          -- 24.198045 22.123241 20.340617 13.971871 12.500000       --       --       --       --
   Value at End of Year            -- 25.269100 24.198045 22.123241 20.340617 13.971871       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    51,359    97,575   102,242    94,514     4,426       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --    51,741    53,787    55,856    30,330        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          -- 24.081066 22.049229 20.303084 13.966986 12.500000       --       --       --       --
   Value at End of Year            -- 25.109331 24.081066 22.049229 20.303084 13.966986       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    83,014   103,695   103,741    52,488        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          -- 24.042209 22.024621 20.290595 13.965366 12.500000       --       --       --       --
   Value at End of Year            -- 25.056313 24.042209 22.024621 20.290595 13.965366       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --     9,274    11,734    11,657    11,154       471       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          -- 19.367702 17.768938 16.394608 12.500000        --       --       --       --       --
   Value at End of Year            -- 20.154447 19.367702 17.768938 16.394608        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --    36,069    39,126    18,521    17,516        --       --       --       --       --

EQUITY-INCOME TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   19.058624        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.998360        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,638        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     4,933        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   18.495279        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.460563        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     6,299        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     2,266        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   18.357782       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.313521       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,819       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   18.312164       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.264776       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   21.337307       --       --       --       --       --       --       --       --       --
   Value at End of Year     20.096881       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        80       --       --       --       --       --       --       --       --       --

FINANCIAL SERVICES TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   19.420142       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.527454       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   19.159945       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.286880       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,097       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   19.017518       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.141316       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   18.970286       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.093070       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   22.065193       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.861955       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   17.573365       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.726862       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   122,618       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   17.573317       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.721276       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   118,837       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    32,142       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.578664       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.956886       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    45,349       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   17.573126       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.698927       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.578528       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.940903       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,504       --       --       --       --       --       --       --       --       --

FUNDAMENTAL VALUE TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   18.707543       --       --       --       --       --       --       --       --       --
   Value at End of Year     18.236957       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   410,378       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    50,479       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   18.520826       --       --       --       --       --       --       --       --       --
   Value at End of Year     18.048958       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   155,664       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   170,139       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   18.383140       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.896959       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   234,602       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   18.337479       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.846600       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    34,609       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   20.944206       --       --       --       --       --       --       --       --       --
   Value at End of Year     20.363279       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    38,703       --       --       --       --       --       --       --       --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   15.975607       --       --       --       --       --       --       --       --       --
   Value at End of Year     15.789675       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       352       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   16.881196       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.679186       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    28,683       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   16.755701       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.538745       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   16.714088       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.492195       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   19.626027       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.346231       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,116       --       --       --       --       --       --       --       --       --

GLOBAL BOND TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   17.392951       --       --       --       --       --       --       --       --       --
   Value at End of Year     18.710557       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,919       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   16.598655       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.850183       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       354       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   16.475260       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.699877       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     8,666       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   16.434332       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.650067       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.593564       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.584646       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     7,420       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
GLOBAL TRUST (FORMERLY GLOBAL EQUITY TRUST) - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   19.275568       --       --       --       --       --       --       --       --       --
   Value at End of Year     18.320655       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   226,290       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    28,088       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   19.501598       --       --       --       --       --       --       --       --       --
   Value at End of Year     18.529341       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    83,859       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    63,007       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   19.356632       --       --       --       --       --       --       --       --       --
   Value at End of Year     18.373314       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   158,067       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   19.308546       --       --       --       --       --       --       --       --       --
   Value at End of Year     18.321599       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    72,722       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   22.495505       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.324423       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    20,737       --       --       --       --       --       --       --       --       --

HEALTH SCIENCES TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   18.501510       --       --       --       --       --       --       --       --       --
   Value at End of Year     19.605936       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,177       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   20.554680       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.774442       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,012       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     4,818       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   20.401847       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.591059       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,770       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   20.351138       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.530253       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   21.472076       --       --       --       --       --       --       --       --       --
   Value at End of Year     22.693563       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

HIGH INCOME TRUST - CLASS B SHARES (units first credited 5-01-2007)

Contracts with no Optional Benefits
   Value at Start of Year   11.985758       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.516806       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   11.982566       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.512965       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   11.972959       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.501411       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

   Value at Start of Year   11.969758       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.497563       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   11.960167       --       --       --       --       --       --       --       --       --
   Value at End of Year     11.486035       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

HIGH YIELD TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   17.300876       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.679296       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       360       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   17.767137       --       --       --       --       --       --       --       --       --
   Value at End of Year     17.123127       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        85       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       120       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   17.635070       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.978950       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     6,192       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   17.591260       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.931163       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   16.857063       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.208378       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

INCOME & VALUE TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   15.702196       --       --       --       --       --       --       --       --       --
   Value at End of Year     15.008378       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       871       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   16.226780       --       --       --       --       --       --       --       --       --
   Value at End of Year     15.504641       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     1,419       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   16.106149       --       --       --       --       --       --       --       --       --
   Value at End of Year     15.374070       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   16.066137       --       --       --       --       --       --       --       --       --
   Value at End of Year     15.330796       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,563       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   17.187964       --       --       --       --       --       --       --       --       --
   Value at End of Year     16.384972       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

INDEX ALLOCATION TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   14.172938       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.139189       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   362,515       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    47,854       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   14.164325       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.125913       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   186,525       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   164,513       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   14.138514       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.086153       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   224,902       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   14.129905       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.072914       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    43,153       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   14.104159       --       --       --       --       --       --       --       --       --
   Value at End of Year     14.033307       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    45,440       --       --       --       --       --       --       --       --       --

INTERNATIONAL CORE TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   21.930047       --       --       --       --       --       --       --       --       --
   Value at End of Year     22.088298       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       249       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   21.249874       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.396118       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,670       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     2,106       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   21.091915       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.215964       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,184       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   21.039499       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.156220       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   27.608836       --       --       --       --       --       --       --       --       --
   Value at End of Year     27.734405       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   12.500000       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.158696       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   487,665       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    49,574       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   12.500000       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.154334       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   196,503       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   191,904       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.500000       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.141266       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   325,024       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   12.500000       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.136915       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   199,212       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.500000       --       --       --       --       --       --       --       --       --
   Value at End of Year     13.123851       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    83,786       --       --       --       --       --       --       --       --       --

INTERNATIONAL OPPORTUNITIES TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   19.587183       --       --       --       --       --       --       --       --       --
   Value at End of Year     22.026318       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    28,178       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   19.567565       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.996964       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    15,671       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     2,011       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   19.508925       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.909254       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,857       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   19.489408       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.880081       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   19.430993       --       --       --       --       --       --       --       --       --
   Value at End of Year     21.792827       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       280       --       --       --       --       --       --       --       --       --

INTERNATIONAL SMALL CAP TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   28.151465       --       --       --       --       --       --       --       --       --
   Value at End of Year     27.070792       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,330       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   27.162144       --       --       --       --       --       --       --       --       --
   Value at End of Year     26.110792       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     8,153       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     5,856       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   26.960278       --       --       --       --       --       --       --       --       --
   Value at End of Year     25.890967       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,674       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   26.893331       --       --       --       --       --       --       --       --       --
   Value at End of Year     25.818119       --       --       --       --       --       --       --       --       --
   No. of Units                    --       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   32.141819       --       --       --       --       --       --       --       --       --
   Value at End of Year     30.826091       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,592       --       --       --       --       --       --       --       --       --

INTERNATIONAL VALUE TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   25.793618       --       --       --       --       --       --       --       --       --
   Value at End of Year     25.995262       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   201,242       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    15,916       --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   24.374686       --       --       --       --       --       --       --       --       --
   Value at End of Year     24.557093       --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    73,275       --       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    68,665       --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- -------- -------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   24.193506        --       --       --       --       --       --       --       --       --
   Value at End of Year     24.350324        --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   201,652        --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   24.133419        --       --       --       --       --       --       --       --       --
   Value at End of Year     24.281790        --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    16,669        --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   29.981957        --       --       --       --       --       --       --       --       --
   Value at End of Year     30.136303        --       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    20,972        --       --       --       --       --       --       --       --       --

INVESTMENT QUALITY BOND TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   15.065393        --       --       --       --       --       --       --       --       --
   Value at End of Year     15.477902        --       --       --       --       --       --       --       --       --
   No. of Units                    --        --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   14.941306        --       --       --       --       --       --       --       --       --
   Value at End of Year     15.345332        --       --       --       --       --       --       --       --       --
   No. of Units                    --        --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   14.830248        --       --       --       --       --       --       --       --       --
   Value at End of Year     12.216137        --       --       --       --       --       --       --       --       --
   No. of Units                    --        --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   14.793382        --       --       --       --       --       --       --       --       --
   Value at End of Year     15.173291        --       --       --       --       --       --       --       --       --
   No. of Units                    --        --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.364977        --       --       --       --       --       --       --       --       --
   Value at End of Year     13.694575        --       --       --       --       --       --       --       --       --
   No. of Units                    --        --       --       --       --       --       --       --       --       --

LIFESTYLE AGGRESSIVE TRUST - CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
   Value at Start of Year   13.025682 12.500000       --       --       --       --       --       --       --       --
   Value at End of Year     13.888506 13.025682       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   100,629    37,203       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    34,877        --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.021361 12.500000       --       --       --       --       --       --       --       --
   Value at End of Year     13.876922 13.021361       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    76,731    57,120       --       --       --       --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       363       353       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   13.008413 12.500000       --       --       --       --       --       --       --       --
   Value at End of Year     13.842239 13.008413       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    15,733    24,207       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   13.004106 12.500000       --       --       --       --       --       --       --       --
   Value at End of Year     13.830696 13.004106       --       --       --       --       --       --       --       --
   No. of Units                    --        --       --       --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.987518 12.500000       --       --       --       --       --       --       --       --
   Value at End of Year     13.796107 12.991166       --       --       --       --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,744        --       --       --       --       --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
LIFESTYLE BALANCED TRUST - CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
   Value at Start of Year   13.234996 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.832693 13.234996        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                 3,051,785   330,073        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   331,179       617        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.230620 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.821185 13.230620        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    65,597    43,158        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   373,071     5,984        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   13.217464 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.786624 13.217464        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                 2,056,402    53,484        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   13.209646 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.775134 13.213085        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    26,234        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.199941 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.740690 13.199941        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   138,983     1,626        --        --        --        --       --       --       --       --

LIFESTYLE CONSERVATIVE TRUST - CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
   Value at Start of Year   13.141608 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.594069 13.141608        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    45,378       717        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.137256 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.582736 13.137256        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    34,593    16,590        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   13.124196 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.548784 13.124196        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    16,929       787        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   13.155684 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.537489 13.119847        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    19,063        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.106812 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.503668 13.106812        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

LIFESTYLE GROWTH TRUST - CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
   Value at Start of Year   13.103990 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.823949 13.103990        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                 3,467,844   635,590        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   353,962    44,649        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.099636 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.812412 13.099636        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    71,415    68,295        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   485,834    21,847        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   13.086616 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.777887 13.086616        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                 3,311,998   873,420        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   13.082284 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.766404 13.082284        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    11,981     6,039        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.069270 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.731979 13.069270        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   198,336    21,982        --        --        --        --       --       --       --       --

LIFESTYLE MODERATE TRUST - CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
   Value at Start of Year   13.172274 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.614377 13.172274        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   734,151   109,691        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    63,564        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.167905 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.603015 13.167905        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    86,972   261,910        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   130,546        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   13.154815 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.569026 13.154815        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   528,290    28,255        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   13.150455 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.557702 13.150455        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    17,967        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.137388 12.500000        --        --        --        --       --       --       --       --
   Value at End of Year     13.523823 13.137388        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    41,019        --        --        --        --        --       --       --       --       --

MID CAP INDEX TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   20.458257        --        --        --        --        --       --       --       --       --
   Value at End of Year     19.622979        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   227,222        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    18,237        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   19.527885        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.724370        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   109,854        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    71,331        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   19.382722        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.566702        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   155,929        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   19.334555        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.514422        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    14,925        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   23.238309        --        --        --        --        --       --       --       --       --
   Value at End of Year     22.230459        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    20,503        --        --        --        --        --       --       --       --       --

MID CAP INTERSECTION TRUST - CLASS B SHARES (units first credited 5-01-2007)

Contracts with no Optional Benefits
   Value at Start of Year   11.418855        --        --        --        --        --       --       --       --       --
   Value at End of Year     11.492455        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   11.415808        --        --        --        --        --       --       --       --       --
   Value at End of Year     11.488617        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   11.406658        --        --        --        --        --       --       --       --       --
   Value at End of Year     11.477096        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   11.403604        --        --        --        --        --       --       --       --       --
   Value at End of Year     11.473251        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   11.394469        --        --        --        --        --       --       --       --       --
   Value at End of Year     11.461746        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

MID CAP STOCK TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   21.436347        --        --        --        --        --       --       --       --       --
   Value at End of Year     23.821451        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,222        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     3,778        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   22.516112        --        --        --        --        --       --       --       --       --
   Value at End of Year     25.013074        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    12,799        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    14,178        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   22.348757        --        --        --        --        --       --       --       --       --
   Value at End of Year     24.802476        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     5,281        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   22.293218        --        --        --        --        --       --       --       --       --
   Value at End of Year     24.732638        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       207        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   24.732106        --        --        --        --        --       --       --       --       --
   Value at End of Year     27.411128        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

MONEY MARKET TRUST B - NAV SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.746584        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   988,109        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    41,229        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.742366        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   225,079        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   141,219        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.729696        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   289,149        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.725479        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    41,192        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.712831        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    38,834        --        --        --        --        --       --       --       --       --

NATURAL RESOURCES TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   43.048501        --        --        --        --        --       --       --       --       --
   Value at End of Year     51.827047        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,606        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       255        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   42.962663        --        --        --        --        --       --       --       --       --
   Value at End of Year     51.706546        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,685        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     1,527        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   42.706147        --        --        --        --        --       --       --       --       --
   Value at End of Year     51.346740        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       654        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   42.620969        --        --        --        --        --       --       --       --       --
   Value at End of Year     51.227337        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   42.366475        --        --        --        --        --       --       --       --       --
   Value at End of Year     50.870848        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       154        --        --        --        --        --       --       --       --       --

PACIFIC RIM TRUST (FORMERLY PACIFIC RIM EMERGING MARKETS TRUST) - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   23.728418        --        --        --        --        --       --       --       --       --
   Value at End of Year     24.456090        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   21.953611        --        --        --        --        --       --       --       --       --
   Value at End of Year     22.619368        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,987        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       304        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   21.790442        --        --        --        --        --       --       --       --       --
   Value at End of Year     22.428940        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   21.736333        --        --        --        --        --       --       --       --       --
   Value at End of Year     22.365846        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   28.930949        --        --        --        --        --       --       --       --       --
   Value at End of Year     29.739240        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

QUANTITATIVE ALL CAP TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   22.187770        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.291677        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   916,109        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    95,670        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   22.143503        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.242142        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   359,969        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   221,540        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   22.011179        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.094209        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   590,456        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   21.967258        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.045131        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   228,087        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   21.835986        --        --        --        --        --       --       --       --       --
   Value at End of Year     20.898568        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   112,112        --        --        --        --        --       --       --       --       --

QUANTITATIVE MID CAP TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   18.513590        --        --        --        --        --       --       --       --       --
   Value at End of Year     16.765997        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   166,404        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    13,835        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   18.780901        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.002437        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    62,324        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    78,300        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   18.641269        --        --        --        --        --       --       --       --       --
   Value at End of Year     16.859239        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    98,659        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   18.594951        --        --        --        --        --       --       --       --       --
   Value at End of Year     16.811771        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    13,470        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   21.709612        --        --        --        --        --       --       --       --       --
   Value at End of Year     19.608221        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    17,772        --        --        --        --        --       --       --       --       --

QUANTITATIVE VALUE TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   19.280813        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.197522        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   288,877        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    15,250        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   19.251910        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.166043        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    65,492        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    73,100        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   19.165526        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.072013        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   143,974        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   19.136813        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.040783        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    13,471        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   19.050927        --        --        --        --        --       --       --       --       --
   Value at End of Year     16.947414        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    10,515        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
REAL ESTATE SECURITIES TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   34.478978        --        --        --        --        --       --       --       --       --
   Value at End of Year     27.755905        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    88,076        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    16,321        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   32.017487        --        --        --        --        --       --       --       --       --
   Value at End of Year     25.765825        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    25,420        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    53,935        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   31.779560        --        --        --        --        --       --       --       --       --
   Value at End of Year     25.548904        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    67,607        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   31.700687        --        --        --        --        --       --       --       --       --
   Value at End of Year     25.477044        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       868        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   30.733294        --        --        --        --        --       --       --       --       --
   Value at End of Year     24.674994        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    10,524        --        --        --        --        --       --       --       --       --

SCIENCE & TECHNOLOGY TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   11.812711        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.168256        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     5,699        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   14.863889        --        --        --        --        --       --       --       --       --
   Value at End of Year     16.564084        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,587        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     1,728        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   14.753373        --        --        --        --        --       --       --       --       --
   Value at End of Year     16.424593        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,036        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   14.716715        --        --        --        --        --       --       --       --       --
   Value at End of Year     16.378349        --        --        --        --        --       --       --       --       --
   No. of Units                              --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   17.281999        --        --        --        --        --       --       --       --       --
   Value at End of Year     19.214176        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

SCUDDER 21ST CENTURY GROWTH PORTFOLIO (MERGED INTO THE SCUDDER SMALL CAP GROWTH PORTFOLIO EFF 5-1-2005)(NOW DWS SMALL CAP
GROWTH VIP) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          --        --        -- 17.519286 13.659596 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 19.057226 17.519286 13.659596       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    52,390    44,591     1,978       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --    13,878     7,709        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          --        --        -- 17.508503 13.658008 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 19.035961 17.508503 13.658008       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    35,126    39,875       989       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --    16,075    12,038        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          --        --        -- 17.476198 13.653242 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 18.972264 17.476198 13.653242       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    43,020    16,675        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          --        --        -- 17.465435 13.651655 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 18.951082 17.465435 13.651655       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    18,292    18,151        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          --        --        -- 14.926068 12.500000        --       --       --       --       --
   Value at End of Year            --        --        -- 16.171374 14.926068        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    16,891     6,360        --       --       --       --       --

SCUDDER GROWTH PORTFOLIO (MERGED INTO SCUDDER CAPITAL GROWTH PORTFOLIO EFF 4-29-2005)(NOW DWS CAPITAL GROWTH VIP) - CLASS B
SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          --        --        -- 16.696827 13.667835 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 17.207057 16.696827 13.667835       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --   156,378    65,710       929       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --    17,388     6,778        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          --        --        -- 16.686543 13.666240 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 17.187835 16.686543 13.666240       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    51,876    48,141     5,290       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --    28,823    10,729        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          --        --        -- 16.655741 13.661467 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 17.130329 16.655741 13.661467       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --   127,798    37,314       103       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          --        --        -- 16.645508 13.659883 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 17.111223 16.645508 13.659883       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --     9,105     8,947     2,626       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          --        --        -- 14.286326 12.500000        --       --       --       --       --
   Value at End of Year            --        --        -- 14.663956 14.286326        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    23,265    13,377        --       --       --       --       --

SMALL CAP GROWTH TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   18.744769        --        --        --        --        --       --       --       --       --
   Value at End of Year     19.691111        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,641        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   18.726013        --        --        --        --        --       --       --       --       --
   Value at End of Year     19.664892        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     8,215        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   18.669880        --        --        --        --        --       --       --       --       --
   Value at End of Year     19.586459        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     9,423        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   18.651198        --        --        --        --        --       --       --       --       --
   Value at End of Year     19.560362        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       256        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   18.595277        --        --        --        --        --       --       --       --       --
   Value at End of Year     19.482330        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       306        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
SMALL CAP INDEX TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   19.939735        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.274060        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   557,734        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    56,958        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   19.240878        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.627729        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   279,364        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   149,911        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   19.097863        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.479297        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   416,911        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   19.050399        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.430065        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   130,319        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   23.436074        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.421385        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    83,491        --        --        --        --        --       --       --       --       --

SMALL CAP OPPORTUNITIES TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   25.531391        --        --        --        --        --       --       --       --       --
   Value at End of Year     22.204676        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   25.480438        --        --        --        --        --       --       --       --       --
   Value at End of Year     22.153013        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     3,816        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     6,835        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   25.328206        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.998747        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   25.277649        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.947552        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   25.126655        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.794745        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,474        --        --        --        --        --       --       --       --       --

SMALL CAP VALUE TRUST - CLASS B SHARES (units first credited 11-09-2007)

Contracts with no Optional Benefits
   Value at Start of Year   16.225285        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.878329        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,929        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       364        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   16.204767        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.857185        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    10,696        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       243        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   16.143358        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.793901        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,423        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   16.122949        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.772875        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       219        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   16.061861        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.709939        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

SMALL COMPANY VALUE TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   23.647126        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.442806        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       690        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   20.940558        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.982240        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       775        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   20.784922        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.822412        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,268        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   20.733307        --        --        --        --        --       --       --       --       --
   Value at End of Year     18.769442        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   23.572788        --        --        --        --        --       --       --       --       --
   Value at End of Year     21.318735        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,580        --        --        --        --        --       --       --       --       --

STRATEGIC BOND TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   16.444949        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.965153        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,002        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     2,268        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   16.169627        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.692653        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     2,656        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   16.049449        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.560540        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,002        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   16.009557        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.516712        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   14.303847        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.849738        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO (MERGED INTO SCUDDER CAPITAL GROWTH PORTFOLIO EFF 4-29-2005) (NOW DWS CAPITAL
GROWTH VIP) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          --        --        -- 16.970171 13.677212 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 16.944308 16.970171 13.677212       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --   383,345   135,219     5,712       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --    31,359    17,251        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          --        -- 16.925376 16.959722 13.675618 12.500000       --       --       --       --
   Value at End of Year            --        -- 17.041464 16.925376 16.959722 13.675618       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --       132   106,477   132,995     4,673       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --    85,466    42,354        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          --        --        -- 16.928419 13.670845 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 16.868748 16.928419 13.670845       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --   196,009    54,565       103       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          --        --        -- 16.918013 13.669256 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 16.849925 16.918013 13.669256       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    24,943    23,403       647       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          --        --        -- 14.472620 12.500000        --       --       --       --       --
   Value at End of Year            --        --        -- 14.392702 14.472620        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    20,111     3,483        --       --       --       --       --

SVS FOCUS VALUE + GROWTH PORTFOLIO (MERGED INTO SCUDDER GROWTH AND INCOME PORTFOLIO EFF 4-29-2005) (NOW DWS GROWTH &
INCOME VIP) - CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          --        --        -- 18.400040 14.140801 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 20.073120 18.400040 14.140801       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    75,044    51,572       428       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --     3,208     1,006        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          --        --        -- 18.388717 14.139159 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 20.050716 18.388717 14.139159       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    77,906    63,920    16,571       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --    16,858     9,475        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          --        --        -- 18.354798 14.134232 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 19.983649 18.354798 14.134232       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    37,292    24,018        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          --        --        -- 18.343488 14.132584 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 19.961327 18.343488 14.132584       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    45,933    49,080        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          --        --        -- 15.191043 12.500000        --       --       --       --       --
   Value at End of Year            --        --        -- 16.506008 15.191043        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --     6,680     3,121        --       --       --       --       --

SVS INDEX 500 PORTFOLIO (MERGED INTO SCUDDER VIT EQUITY 500 INDEX PORTFOLIO EFF 9-16-05) (NOW DWS EQUITY 500 INDEX VIP) - CLASS B
SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
   Value at Start of Year          --        --        -- 17.572400 14.003321 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 19.009524 17.572400 14.003321       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --   546,690   301,217    10,847       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --    59,762    13,146        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year          --        --        -- 17.561577 14.001691 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 18.988299 17.561577 14.001691       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --   394,375   357,393    19,678       --       --       --       --
   NYWealthmark ML3 No. of
      Units                        --        --        --   232,529    84,961        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year          --        --        -- 17.529169 13.996807 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 18.924780 17.529169 13.996807       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --   490,425   223,188        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year          --        --        -- 17.518377 13.995178 12.500000       --       --       --       --
   Value at End of Year            --        --        -- 18.903653 17.518377 13.995178       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --   103,968    76,886    18,383       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year          --        --        -- 14.892595 12.500000        --       --       --       --       --
   Value at End of Year            --        --        -- 16.046093 14.892595        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                        --        --        --    72,308    55,554        --       --       --       --       --

TOTAL BOND MARKET TRUST A (FORMERLY BOND INDEX TRUST A) - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.945820        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    13,054        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                       827        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.941526        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.928662        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     6,491        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.924387        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.500000        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.911537        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       191        --        --        --        --        --       --       --       --       --

TOTAL RETURN TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   14.618252        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.453799        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    14,550        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   14.551837        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.378494        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,003        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    29,185        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   14.443668        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.249011        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    11,231        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   14.407785        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.206089        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   13.112826        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.825627        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     7,562        --        --        --        --        --       --       --       --       --

TOTAL STOCK MARKET INDEX TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   17.171795        --        --        --        --        --       --       --       --       --
   Value at End of Year     16.722760        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   431,945        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                    72,106        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   17.837932        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.365728        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   110,275        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                   207,939        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   17.705314        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.219476        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                   298,531        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   17.661326        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.171006        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    63,201        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   20.459328        --        --        --        --        --       --       --       --       --
   Value at End of Year     19.871538        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                    50,265        --        --        --        --        --       --       --       --       --

U.S. GOVERNMENT SECURITIES TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   13.782720        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.826238        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     4,306        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   13.622920        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.661396        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     1,781        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   13.521638        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.546353        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     7,042        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   13.488039        --        --        --        --        --       --       --       --       --
   Value at End of Year     13.508211        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   12.742576        --        --        --        --        --       --       --       --       --
   Value at End of Year     12.748953        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   16.137932        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.014071        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   16.929223        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.745027        --        --        --        --        --       --       --       --       --
   NYWealthmark ML3 No. of
      Units                     3,464        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   16.803372        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.612438        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,169        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   16.761628        --        --        --        --        --       --       --       --       --
   Value at End of Year     15.568493        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   19.255960        --        --        --        --        --       --       --       --       --
   Value at End of Year     17.867479        --        --        --        --        --       --       --       --       --
   No. of Units                    --        --        --        --        --        --       --       --       --       --

Wealthmark ML3

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98
                            --------- --------- --------- --------- --------- --------- -------- -------- -------- --------
VALUE TRUST - CLASS B SHARES (units first credited 5-03-2007)

Contracts with no Optional Benefits
   Value at Start of Year   21.183678        --        --        --        --        --       --       --       --       --
   Value at End of Year     20.699764        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     1,829        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
   Value at Start of Year   20.869590        --        --        --        --        --       --       --       --       --
   Value at End of Year     20.386088        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,761        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
   Value at Start of Year   20.714462        --        --        --        --        --       --       --       --       --
   Value at End of Year     20.214439        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                     2,144        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
   Value at Start of Year   20.663039        --        --        --        --        --       --       --       --       --
   Value at End of Year     20.157565        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       631        --        --        --        --        --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
   Value at Start of Year   26.048238        --        --        --        --        --       --       --       --       --
   Value at End of Year     25.385763        --        --        --        --        --       --       --       --       --
   Wealthmark ML3 No. of
      Units                       202        --        --        --        --        --       --       --       --       --